UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSRS

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-08922
--------------------------------------------------------------------------------

                   Mutual of America Institutional Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      320 Park Avenue, New York, N.Y. 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  John R. Greed
                     Executive Vice President and Treasurer
                    Mutual of America Life Insurance Company
                                 320 Park Avenue
                               New York, NY 10022
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (212) 224-1600
--------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
--------------------------------------------------------------------------------

                     Date of reporting period: June 30, 2005
--------------------------------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.
         The Semi-Annual Report to Shareholders follows:

                                MUTUAL OF AMERICA
                            INSTITUTIONAL FUNDS, INC.


                               SEMI-ANNUAL REPORT


                                ALL AMERICA FUND
                                EQUITY INDEX FUND
                            MID-CAP EQUITY INDEX FUND
                             AGGRESSIVE EQUITY FUND
                                    BOND FUND
                                MONEY MARKET FUND


                                  JUNE 30, 2005


          This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS
                                                                            Page
                                                                            ----
President's Message .......................................................    1

Performance Graphs ........................................................    3

Asset Allocations .........................................................    8

Expense Example ...........................................................    9

Summary Portfolio of Investments in Securities:

  All America Fund ........................................................   11

  Equity Index Fund .......................................................   14

  Mid-Cap Equity Index Fund ...............................................   16

  Aggressive Equity Fund ..................................................   18

  Bond Fund ...............................................................   20

Statements of Assets and Liabilities ......................................   23

Statements of Operations ..................................................   25

Statements of Changes in Net Assets .......................................   27

Financial Highlights ......................................................   29

Notes to Financial Statements .............................................   32

Other Information .........................................................   37

--------------------------------------------------------------------------------
                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    320 PARK AVENUE, NEW YORK, NEW YORK 10022
--------------------------------------------------------------------------------

Dear Shareholder:

      We are pleased to present to you the Mutual of America Institutional Funds, Inc. (the "Investment Company") Semi-Annual Report for the six months ended June 30, 2005. The report includes important information regarding the performance and financial position of the Investment Company's Funds during the first half of 2005.

      For the first six months of 2005, none of the major stock indexes showed positive results. The S&P 500 was down 1.7%, the Dow Jones Industrials declined 4.71%, and NASDAQ was down 5.45%. Mid-cap and small-cap stocks did post positive returns, but such gains were modest.

      Using the S&P 500 as a proxy for stocks, the performance spread between the worst and best sectors was 2,500 basis points, about the same as in the comparable period last year; however, without the same degree of sector volatility. The difference in the market indexes overall was much narrower at 700 basis points. Energy was the clear sector leader, driven by high and rising oil prices which led to raised earnings expectations. Utilities, Health Care and Consumer Cyclicals also outperformed suggesting that, for most of the period, stock investors remained defensive. The more typically cyclical sectors, Technology, Materials, and Consumer Discretionary, all underperformed for the first six months of 2005, although the latter rebounded somewhat during the May
- June rally.

      As with equities, bond returns were modest, with the Lehman Aggregate Bond Total Return registering an increase of 2.51% and the Lehman Government Bond Total Return up 2.93%. Note that these return figures include interest payments. For comparability, the S&P 500's Total Return for the period, including dividends, was up only 0.52%. While corporate bond spreads did widen a bit in response to rating downgrades among some auto and auto supply companies, they actually retraced a lot of the initial backup, keeping corporate spreads tight by historical standards.

      Markets often move sideways for considerable periods of time as participants sift through huge amounts of often-conflicting information. We witnessed this same phenomenon in the first half of both this and last year as the market struggled to find a consensus. During the latter half of 2004, the stock market rallied as energy prices plateaued and President Bush was reelected. Since then, the crosscurrents of information have stymied the market's advance.

      While the economy finished 2004 on a strong note, data released in the first couple of months of 2005 raised questions about how sustainable the growth would prove. Increasing numbers of commentators began to anticipate a "soft patch" on the horizon, and some of the data seemed to support this projection. Bonds reacted with falling long term yields on the notion that the Federal Reserve might be approaching the end of its tightening move. The 10-Year Treasury yield declined 75 basis points from 4.64% in late March to 3.89% in early June, spurred on no doubt by the comment of a Fed governor that the Fed was "in the eighth inning" of its program of raising short term rates.

      Lower long rates, the potential for an end to a rise in short rates, and better-than-expected first-quarter corporate earnings prompted a strong rally among stocks in late April that continued into August as second-quarter earnings also came in above expectations. As of this writing, in mid-August, the S&P 500 is up nearly 8% from the lows in April, though still only up 1.2% from the beginning of the year. In the meantime, long rates have once again moved upward through 4.00% toward 4.50% as the Fed continued its tightening campaign with three 25-basis-point hikes of its Fed Funds rate in May, June, and August to a level of 3.50%. And as conviction has developed in the durability of the economic recovery, current markets are expecting three more 25-basis-point hikes through the end of the year, taking the Fed Funds rate to 4.25%. Some commentators are beginning to worry that the Fed may prematurely cut off the recovery should short rates exceed long rates, creating an inverted yield curve, which has a strong historical correlation with prompting recessions.

      An additional  concern  about the  recovery's  sustainability  is that oil prices have pierced their prior-cycle high of $56 per barrel and have settled well above the $60 per barrel level, raising inflationary concerns even though most recent aggregate inflation data actually appear benign. In addition, higher prices for oil and its derivative products are beginning to affect consumer spending, transportation industries, and companies whose products are based on raw materials derived from petroleum. On that basis, markets are now anticipating that the Fed is likely to continue raising Fed Funds rates through the end of the year to a level of 4.25%, as previously noted, with potential for further measured rate increases as we enter 2006.

      And, of course, there is the worry of what may be a developing "housing bubble" in the United States. Clearly, demand for housing has been extremely strong and prices have risen dramatically for several years. Part of the Fed's objective in raising short-term rates is the hope that long rates (particularly mortgage rates) will rise and slow housing demand and housing price inflation. It appears that this approach has worked in the United Kingdom and Australia, each of which experienced the same type of housing boom as the United States, albeit preceding us by about a year. In those nations, housing prices have stagnated after decelerating for the past year in the face of tightening monetary policy.

      Despite these serious concerns, the reality is that the domestic economy seems to have settled into a firm, sustainable recovery. Both the first- and second-quarter Gross Domestic Product grew at about 3.5%, most aggregate inflation statistics remain within the tolerances set by the Fed, albeit approaching the upper boundaries, corporate profits are robust and corporate balance sheets are in their best shape in years. Margins have achieved record levels, and managements are signaling increasing confidence by announcing increased dividends, share repurchases, expansion of capital budgets and hiring. Globally, the recovery also seems to be moving ahead, especially in Asia, with Japan significantly showing increasing signs of better financial health and renewed growth after prolonged stagnation. Recently, even Europe seems to have shown some reacceleration in measures of economic production and business confidence.

      If rising oil prices and/or rising interest rates don't choke off economic recovery prematurely, we could see several years of solid trend-line growth, rising incomes and spending, and higher corporate profits and dividends. It will not be a boom, but such a steady state improvement over time is probably the most desirable economic environment and one that markets tend to favor.

      The  total  return   performance   for  each  of  the  Mutual  of  America
Institutional Funds is reflected below:

                 Total Returns -- Six Months Ended June 30, 2005

            All America Fund ........................         -2.00%
            Equity Index Fund .......................         -0.85%
            Mid-Cap Index Fund ......................         +3.85%
            Aggressive Equity Fund ..................         -0.94%
            Bond Fund ...............................         +1.88%
            Money Market Fund .......................         +1.26%

      All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

      The pages which immediately follow are brief  presentations and graphs for
each  Fund  (except  the  Money  Market  Fund)  which   illustrate  each  Fund's
respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o     Historical performance compared to an appropriate index.

      Following that are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund (other than the Money Market Fund) and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.

                                   Sincerely,

                                   John R. Greed
                                   --------------------------------
                                   John R. Greed
                                   Chairman of the Board, President
                                   and Chief Executive Officer
                                   Mutual of America Institutional Funds, Inc.

                                ALL AMERICA FUND

      The investment objective of the All America Fund is to outperform the S&P 500 Index(R). The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index(R) with the remaining 40% actively managed using four different investment approaches. The actively managed portion of the fund is approximately equally distributed among large-cap growth, small-cap growth, large-cap value and small-cap value.

      The U. S. equity markets moved sideways during the first half of 2005 after staging a firm rally in the fourth quarter of 2004. Mid-cap and small-cap core and value styles outperformed large-cap and growth styles in general, with the difference in performance between the best and worst equity indexes approximately 7%. The markets have wrestled with the positives of strong economic and profit growth on the one hand and the threats to growth of rising interest rates and oil prices on the other hand. So far, the persistence of economic recovery in the face of these potential negatives has yielded only modestly rising stock prices.

      The Fund's return for the six months ending June 30, 2005 was -2.00% versus the benchmark return of -0.81%. This underperformance was primarily attributable to the Large Cap Growth component of the Fund and its limited diversification and its concentration in Technology stocks, which were out of favor during most of the period. The sub-advisor responsible for the performance of the Large Cap Growth component of the Fund was replaced in July 2005.

      The chart below includes performance for the year ended June 30, 2005, during which time the Fund earned .74%

                         GROWTH OF A $10,000 INVESTMENT

     [The following table represents a line graph in the printed material.]

              Dates     All America Fund   S & P 500 Index
              -----     ----------------   ---------------
             5/1/1996       10,000             10,000
            6/30/1996       10,103             10,301
            6/30/1997       12,883             13,875
            6/30/1998       15,883             18,060
            6/30/1999       18,940             22,168
            6/30/2000       22,225             23,773
            6/30/2001       18,031             20,248
            6/30/2002       14,877             16,605
            6/30/2003       14,399             16,648
            6/30/2004       17,267             19,828
            6/30/2005       18,086             21,081

----------------------------------------------------
                      All America Fund
                      ----------------

                                    Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 6/30/2005          $10,000       lative     Annual
----------------------------------------------------
 1 Year              $10,474        4.74%     4.74%
 5 Years             $ 8,138      -18.62%    -4.04%
 Since 5/1/96
  (Inception)        $18,086       80.86%     6.68%
----------------------------------------------------

----------------------------------------------------
                      S & P 500 Index
                      ---------------

                                    Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 6/30/2005          $10,000       lative     Annual
----------------------------------------------------
 1 Year              $10,632        6.32%     6.32%
 5 Years             $ 8,867      -11.33%    -2.38%
 Since 5/1/96
  (Inception)        $21,081      110.81%     8.48%
----------------------------------------------------

 The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                               EQUITY INDEX FUND

      The Equity Index Fund's objective is to replicate the performance of the S&P 500 Index(R), which consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the Index proportionate to its market value. The weightings make each company's influence on the Index's performance directly proportional to that company's market value.

      The S&P 500 moved essentially sideways during the first half of 2005 after delivering a firm rally in the fourth quarter of 2004. For the first six months of 2005, the S&P 500 was down 1.8% on a price basis and up 0.52% on a total return basis. Most stocks in the index have been struggling because of the strength of economic and profit fundamentals countered by the threats of rising interest rates and oil prices that at some point could bring the recovery to an end. Those issues will continue to be the terms of debate over the foreseeable future.

      The Fund's performance for the six months ended June 30, 2005 was -0.85%, in line with the benchmark return of -0.81%. Note that the Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark. The chart below includes the Fund's performance for the year ended June 30, 2005, during which time it earned 6.16%.

                         GROWTH OF A $10,000 INVESTMENT

     [The following table represents a line graph in the printed material.]

              Dates          Equity Index Fund     S & P 500 Index
              -----          -----------------     ---------------
             5/3/1999             10,000               10,000
            6/30/1999             10,145               10,306
            6/30/2000             10,839               11,052
            6/30/2001              9,235                9,413
            6/30/2002              7,553                7,719
            6/30/2003              7,567                7,740
            6/30/2004              8,990                9,218
            6/30/2005              9,543                9,800

----------------------------------------------------
                    Equity Index Fund
                    -----------------

                                    Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 6/30/2005          $10,000       lative     Annual
----------------------------------------------------
 1 Year              $10,616        6.16%     6.16%
 5 Years              $8,805      -11.95%    -2.51%
 Since 5/3/99
  (Inception)        $ 9,543       -4.57%    -0.76%
----------------------------------------------------

----------------------------------------------------
                    S & P 500 Index
                    ---------------

                                    Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 6/30/2005          $10,000       lative     Annual
----------------------------------------------------
 1 Year              $10,632        6.32%     6.32%
 5 Years             $ 8,867      -11,33%    -2.38%
 Since 5/3/99
  (Inception)        $ 9,800       -2.00%    -0.33%
----------------------------------------------------

 The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                            MID-CAP EQUITY INDEX FUND

      The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P 400 MidCap Index(R). The index is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the index's performance directly proportional to that company's market value. The companies included in the index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

      For the six months ending June 30, 2005, the MidCap Index(R) continued to significantly outperform the S&P 500 Index(R). In addition, the S&P 400 maintained double-digit returns on a one-year, two-year and three-year basis. The best performing sectors for the six-month period were the Energy and the Utility sectors. The Technology sector continued to be the weakest, and was the only sector to post a negative return during the first six months of 2005.

      The Mid-Cap Equity Index Fund's performance for the six-month period ending June 30, 2005 was 3.85%, in line with the 3.85% return of the S&P MidCap 400 Index(R). Note that the performance of the Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark. The chart below includes the Fund's performance for the year ended June 30, 2005, during which time it earned 13.89%.

                         GROWTH OF A $10,000 INVESTMENT

     [The following table represents a line graph in the printed material.]

          Dates         Mid-Cap Equity Index Fund   S & P MidCap 400 Index
          -----         -------------------------   ----------------------
         9/1/2000                10,000                  10,000
         6/30/2001                9,525                   9,642
         6/30/2002                9,054                   9,187
         6/30/2003                8,988                   9,122
         6/30/2004               11,477                  11,675
         6/30/2005               13,071                  13,313

----------------------------------------------------
             Mid-Cap Equity Index Fund
             -------------------------

                                     Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 6/30/2005          $10,000       lative     Annual
----------------------------------------------------
 1 Year              $11,389       13.89%    13.89%
 Since 9/1/00
  (Inception)        $13,071       30.71%     5.70%


----------------------------------------------------
             S & P Mid-Cap 400 Index
             -----------------------

                                     Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 6/30/2005          $10,000       lative     Annual
----------------------------------------------------
 1 Year              $11,403       14.03%    14.03%
 Since 9/1/00
  (Inception)        $13,313       33.13%     6.10%
----------------------------------------------------

 The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                             AGGRESSIVE EQUITY FUND

      The objective of the Aggressive Equity Fund is to generate capital appreciation by investing in a combination of small-cap growth and value stocks, with the respective weightings to be determined by market conditions.

      For the six months ended June 30, 2005, the small-cap Russell 2000(R) Index underperformed larger caps as measured by either the S&P 400 Index(R) or the S&P 500 Index(R). For the period ending June 30, 2005, the best performing sectors were Financial Services and Energy, while the worst performer was Technology. All sectors, with the exception of Technology, contributed positively for the period and, overall, value outperformed growth.

      Over the six-month period ended June 30, 2005, the Fund returned -0.94% versus the -1.25% return for the Russell 2000 Index(R). Stock selection was the primary driver of the better performance than the benchmark. Sectors contributing to the included Energy, Consumer Staples and Consumer Discretionary. Sectors detracting from performance included Healthcare, Producer Durables and Financial Services. The chart below includes the Fund's performance for the 2 months ended June 30, 2005, during which time it earned 9.49%.

                         GROWTH OF A $10,000 INVESTMENT

     [The following table represents a line graph in the printed material.]

         Dates           Aggressive Equity        Russell 2000
         -----           -----------------        ------------

        9/1/2000               10,000                10,000
       6/30/2001                8,725                 9,654
       6/30/2002                8,527                 8,823
       6/30/2003                7,433                 8,679
       6/30/2004                8,922                11,575
       6/30/2005                9,769                12,669

----------------------------------------------------
      Aggressive Equity Fund

                                    Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 6/30/2005          $10,000       lative     Annual
----------------------------------------------------
 1 Year             $10,949        9.49%     9.49%
 Since 9/1/00
  (Inception)       $ 9,769       -2.31%    -0.48%
----------------------------------------------------

----------------------------------------------------
 Russell 2000 Index

                                    Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 6/30/2005          $10,000       lative     Annual
----------------------------------------------------
 1 Year              $10,945        9.45%     9.45%
 Since 9/1/00
  (Inception)        $12,669       26.69%     5.02%
----------------------------------------------------

 The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                MONEY MARKET FUND

      The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital. Through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies, the Fund returned 1.26% for the six months ended June 30, 2005. Short-term rates moved higher during the first half of 2005 as the Federal Open Market Committee raised the Federal Funds rate four times, bringing it to 3.25% from 2.25% on December 31, 2004. The seven-day effective yield as of August 16, 2005 was 3.25%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

                                    BOND FUND

      The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

      The shape of the yield curve changed dramatically during the first half of 2005. Even though the Federal Reserve continued to raise short-term rates while energy prices escalated and signs of inflation became more apparent, long-term rates actually declined. Three-month Treasury Bill yields rose from 2.21% on December 31, 2004 to 3.11% on June 30, 2005, while the yield on the two-year notes rose from 3.06% to 3.63%. At the same time, long Treasury rates declined from 4.83% to 4.19%.

      The Bond Fund's return for the six months ended June 30, 2005 was 1.88%, compared to 2.52% for the Lehman Brothers Aggregate Bond Index. The Fund maintained a shorter duration than the Index during the first half of 2005, anticipating long rates to rise along with short rates. However, as noted above, while short-term rates increased, long-term rates actually came down, causing the Fund to return less than the Index. However, inflationary expectations might cause long rates to rise over the remainder of the year. As such, a defensive interest rate posture will be maintained and the majority of corporate bond positions will have maturities of less than five years.

      The chart below includes the Fund's performance for the 12 months ended June 30, 2005, during which time sit earned 5.61%.

                         GROWTH OF A $10,000 INVESTMENT

     [The following table represents a line graph in the printed material.]

            Dates            Bond Fund          Lehman ABI
            -----            ---------          ----------
           5/1/1996           10,000              10,000
          6/28/1996           10,074              10,114
          6/30/1997           10,748              10,939
          6/30/1998           11,884              12,092
          6/30/1999           12,116              12,471
          6/30/2000           12,234              13,039
          6/30/2001           13,267              14,504
          6/30/2002           14,060              15,755
          6/30/2003           15,291              17,394
          6/30/2004           15,270              17,451
          6/30/2005           16,127              18,640

----------------------------------------------------
                       Bond Fund
                       ---------

                                    Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 6/30/2005          $10,000       lative     Annual
----------------------------------------------------
 1 Year              $10,561        5.61%     5.61%
 5 Years             $13,182       31.82%     5.68%
 Since 5/1/96
  (Inception)        $16,127       61.27%     5.35%
----------------------------------------------------

----------------------------------------------------
           Lehman Bros. Aggregate Bond Index
           ---------------------------------

                                    Total Return
 Period              Growth       ------------------
 Ended                 of          Cumu-     Average
 6/30/2005          $10,000       lative     Annual
----------------------------------------------------
 1 Year              $10,681        6.81%     6.81%
 5 Years             $14,294       42.94%     7.41%
 Since 5/1/96
  (Inception)        $18,640       86.40%     7.03%
----------------------------------------------------

 The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      ASSET ALLOCATIONS AS OF JUNE 30, 2005

                                All America Fund

      Common Stocks ......................................    94.5%
      Short-Term Debt Securities .........................     5.1%
      Cash and Other .....................................     0.4%

                                Equity Index Fund

      Common Stocks ......................................    98.2%
      Short-Term Debt Securities .........................     1.8%

                            Mid-Cap Equity Index Fund

      Common Stocks ......................................    96.7%
      Short-Term Debt Securities .........................     3.3%

                          Aggressive Equity Index Fund

      Common Stocks ......................................    93.4%
      Short-Term Debt Securities .........................     5.6%
      Other ..............................................     1.0%

                                    Bond Fund

      Common Stocks ......................................    99.7%
      Short-Term Debt Securities .........................     0.3%

                                Money Market Fund

      U.S. Government Agencies Discount Notes.............    52.3%
      Commercial Paper.......... .........................    47.7%

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                                 EXPENSE EXAMPLE

                                     EXAMPLE

      As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management Corporation, the Funds' Advisor, has contractually agreed to limit each Fund's total operating expenses to its investment management fees. This contractual obligation remains in effect for 2005 and will continue for each following calendar year unless the Advisor gives notice to the Investment Company within two weeks before the next calendar year begins.

      This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2005 and held for the entire period ending June 30, 2005.

                                 ACTUAL EXPENSES

      The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.


--------------------------------------------------------------------------------------------
                                All America Fund
                                ----------------
                                                                               Expenses Paid
                                          Beginning            Ending         During Period*
                                        Account Value       Account Value      January 1 -
                                       January 1, 2005      June 30, 2005      June 30, 2005
--------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $ 980.01             $2.45
  Hypothetical
    (5% return before expenses)           $1,000.00           $1,021.95            $2.51
--------------------------------------------------------------------------------------------

  * Expenses are equal to the Fund's annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------------------
                                Equity Index Fund
                                -----------------
                                                                               Expenses Paid
                                          Beginning            Ending         During Period*
                                        Account Value       Account Value      January 1 -
                                       January 1, 2005      June 30, 2005      June 30, 2005
--------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $ 991.48             $0.62
  Hypothetical
    (5% return before Expenses)           $1,000.00           $1,023.85            $0.63
--------------------------------------------------------------------------------------------

  * Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------------------
                            Mid-Cap Equity Index Fund
                            -------------------------
                                                                               Expenses Paid
                                          Beginning            Ending         During Period*
                                        Account Value       Account Value      January 1 -
                                       January 1, 2005      June 30, 2005      June 30, 2005
--------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,038.46            $0.63
  Hypothetical
    (5% return before expenses)           $1,000.00           $1,023.85            $0.63
--------------------------------------------------------------------------------------------

  * Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------------------
                             Aggressive Equity Fund
                             ----------------------
                                                                              Expenses Paid
                                          Beginning            Ending         During Period*
                                        Account Value       Account Value      January 1 -
                                       January 1, 2005      June 30, 2005      June 30, 2005
--------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $ 990.66             $4.19
  Hypothetical
    (5%return before expenses)            $1,000.00           $1,020.19            $4.25
--------------------------------------------------------------------------------------------

  * Expenses are equal to the Fund's annual expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------------------
                                    Bond Fund
                                    ---------
                                                                               Expenses Paid
                                          Beginning            Ending         During Period*
                                        Account Value       Account Value      January 1 -
                                       January 1, 2005      June 30, 2005      June 30, 2005
--------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,018.79            $2.26
  Hypothetical
    (5% return before expenses)           $1,000.00           $1,022.20            $2.26
--------------------------------------------------------------------------------------------

  * Expenses are equal to the Fund's annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


--------------------------------------------------------------------------------------------
                                Money Market Fund
                                -----------------
                                                                               Expenses Paid
                                          Beginning            Ending         During Period*
                                        Account Value       Account Value      January 1 -
                                       January 1, 2005      June 30, 2005      June 30, 2005
--------------------------------------------------------------------------------------------
  Actual                                  $1,000.00           $1,012.60            $1.00
  Hypothetical
    (5% return before expenses)           $1,000.00           $1,023.47            $1.00
--------------------------------------------------------------------------------------------

  * Expenses are equal to the Fund's annual expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, Inc. (ALL AMERICA FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2005 (Unaudited)


                                                           Shares       Value
                                                           ------       -----
INDEXED ASSETS:
COMMON STOCKS
BASIC MATERIALS (1.6%) ................................    20,536   $   834,209
                                                                    -----------
CONSUMER, CYCLICAL (6.1%)
   Home Depot Inc. ....................................     5,659       220,135
   Time Warner Inc.* ..................................    12,354       206,435
   Other Securities ...................................    84,679     2,794,959
                                                                    -----------
                                                                      3,221,529
                                                                    -----------
CONSUMER, NON-CYCLICAL (5.5%)
   Altria Group, Inc. .................................     5,460       353,044
   Coca-Cola Co. ......................................     5,967       249,122
   PepsiCo, Inc. ......................................     4,408       237,723
   Proctor & Gamble Co. ...............................     6,524       344,141
   Wal-Mart Stores, Inc. ..............................     8,821       425,172
   Other Securities ...................................    34,191     1,293,753
                                                                    -----------
                                                                      2,902,955
                                                                    -----------
ENERGY (4.8%)
   ChevronTexaco Corp. ................................     5,527       309,070
   ConocoPhillips .....................................     3,671       211,046
   Exxon Mobil Corp. ..................................    16,784       964,576
   Other Securities ...................................    19,568     1,045,699
                                                                    -----------
                                                                      2,530,391
                                                                    -----------
FINANCIAL (11.1%)
   American Int'l. Group, Inc. ........................     6,842       397,520
   Bank of America Corp. ..............................    10,603       483,603
   Citigroup, Inc. ....................................    13,716       634,091
   J.P. Morgan Chase & Co. ............................     9,277       327,664
   Wachovia Corp. .....................................     4,164       206,534
   Wells Fargo & Company ..............................     4,454       274,277
   Other Securities ...................................    79,109     3,509,324
                                                                    -----------
                                                                      5,833,013
                                                                    -----------
HEALTHCARE (7.3%)
   Johnson & Johnson ..................................     7,840       509,600
   Pfizer, Inc. .......................................    19,598       540,513
   Other Securities ...................................    65,139     2,772,167
                                                                    -----------
                                                                      3,822,280
                                                                    -----------
INDUSTRIAL (6.3%)
   General Electric Co. ...............................    27,963       968,918
   United Parcel Service Cl B .........................     2,940       203,330
   Other Securities ...................................    45,655     2,118,119
                                                                    -----------
                                                                      3,290,367
                                                                    -----------
TECHNOLOGY (8.3%)
   Cisco Systems, Inc.* ...............................    16,849       321,984
   Dell Inc.* .........................................     6,383       252,192
   Intl. Business Machines Corp. ......................     4,254       315,647
   Intel Corp. ........................................    16,276       424,153
   Microsoft Corp. ....................................    26,492       658,050
   Other Securities ...................................   133,394     2,372,585
                                                                    -----------
                                                                      4,344,611
                                                                    -----------
TELECOMMUNICATIONS (1.7%)
   SBC Communications, Inc. ...........................     8,709       206,839
   Verizon Communications .............................     7,296       252,077
   Other Securities ...................................    20,321       456,217
                                                                    -----------
                                                                        915,133
                                                                    -----------
UTILITIES (1.9%) ......................................    27,014       993,166
                                                                    -----------
TOTAL INDEXED ASSETS -- COMMON STOCKS
  (COST: $29,266,068) 54.6% ...........................             $28,687,654
                                                                    ===========
----------
* Non-income producing security


                                                                           Face
                                                 Rate      Maturity       Amount         Value
                                                 ----      --------       ------         -----
INDEXED ASSETS
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%) (a) ..................    2.84%      07/21/05    $ 200,000     $  199,683
                                                                                     -----------
COMMERCIAL PAPER (3.4%)
   Federal Home Loan Bank ...................    2.50%      07/01/05    1,770,000      1,770,000
                                                                                     -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $1,969,683) 3.8% ......................................................      1,969,683
                                                                                     -----------
TOTAL INDEXED ASSETS
   (Cost: $31,235,751) 58.4% ....................................................    $30,657,337
                                                                                     -----------

----------
(a) The securities, or a portion thereof, has been segregated to cover initial margin requirements in open futures contracts.


----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2005:


                                                    Expiration    Underlying Face  Unrealized
                                                       Date       Amount at Value  Gain (Loss)
                                                       ----       ---------------  -----------
PURCHASED
6 S&P 500 Stock Index Futures Contracts ........  September 2005     $1,793,250     ($21,663)
                                                                     ==========      =======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 3.4%

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)

                                                         Shares          Value
                                                         ------          -----
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS (1.2%) ...............................   23,876       $  646,502
                                                                      ----------
CONSUMER, CYCLICAL (4.5%)
   eBay, Inc.* .......................................    6,600          217,866
   Other Securities ..................................   90,415        2,129,780
                                                                      ----------
                                                                       2,347,646
                                                                      ----------
CONSUMER, NON-CYCLICAL (0.9%) ........................   20,053          478,622
                                                                      ----------
ENERGY (2.6%) ........................................   38,906        1,361,706
                                                                      ----------
FINANCIAL (9.6%)
   American Int'l. Group, Inc. .......................    2,500          145,250
   Bank of America Corp. .............................    4,680          213,455
   Charles Schwab Corp. ..............................   28,000          315,840
   Citigroup, Inc. ...................................   11,000          508,530
   MBNA Corp. ........................................   10,000          261,600
   Other Securities ..................................  140,048        3,613,302
                                                                      ----------
                                                                       5,057,977
                                                                      ----------
HEALTHCARE (3.7%)
   Amgen, Inc.* ......................................    4,000          241,840
   Medtronic, Inc. ...................................    5,600          290,024
   Pfizer, Inc. ......................................   16,070          443,211
   Other Securities ..................................   44,189          985,228
                                                                      ----------
                                                                       1,960,303
                                                                      ----------
INDUSTRIAL (6.3%)
   Affymetrix, Inc.* .................................    3,900          210,327
   Caterpillar, Inc. .................................    2,200          209,682
   United Parcel Service Cl B ........................    3,000          207,480
   Other Securities ..................................  100,754        2,665,745
                                                                      ----------
                                                                       3,293,234
                                                                      ----------
TECHNOLOGY (9.1%)
   Applied Materials, Inc. ...........................   15,000          242,699
   Cisco Systems, Inc.* ..............................   15,000          286,649
   Dell Inc.* ........................................    7,000          276,570
   EMC Corp.* ........................................   25,090          343,984
   Electronic Arts, Inc.* ............................    4,700          266,067
   Juniper Networks Inc.* ............................   10,500          264,390
   Linear Technology Corp. ...........................    7,000          256,830
   Maxim Integrated Products, Inc ....................    6,300          240,723
   Symantec Corp.* ...................................    9,500          206,530
   Other Securities ..................................  168,490        2,374,134
                                                                      ----------
                                                                       4,758,576
                                                                      ----------
TELECOMMUNICATIONS (0.8%) ............................   20,640          433,437
                                                                      ----------
UTILITIES (1.2%) .....................................   19,286          644,308
                                                                      ----------
TOTAL ACTIVE ASSETS -- COMMON STOCKS
  (COST: $19,233,661) 39.9% ..........................                20,982,311
                                                                      ==========
ACTIVE ASSETS:
PREFERRED STOCKS:
ENERGY (0.1%) ........................................      910           54,600
                                                                      ----------
TOTAL PREFERRED STOCKS
  (COST: $54,600) 0.1% ...............................                    54,600
                                                                      ----------
----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)


                                                                            Face
                                                  Rate      Maturity       Amount       Value
                                                  ----      --------       ------       -----
LONG-TERM DEBT SECURITIES:
Financial (0.1%) .............................     --          --            --      $  60,000
                                                                                     ---------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $60,000) 0.1% ......................     --          --            --         60,000
                                                                                     ---------


                                                                            Face
                                                  Rate      Maturity       Amount       Value
                                                  ----      --------       ------       -----
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.8%)
   Federal Home Loan Bank ....................   2.50%       07/01/05      $395,000     $ 395,000
                                                                                        ---------
COMMERCIAL PAPER (0.5%)
Coca Cola Enterprises ........................   3.35        07/01/05       280,000       280,000
                                                                                        ---------

TOTAL SHORT-TERM DEBT SECURITIES
   (COST: $675,000) 1.3% ..........................................................       675,000
                                                                                      -----------
TEMPORARY CASH INVESTMENTS**
   (COST: $111,300) 0.2% ..........................................................       111,300
                                                                                      -----------
TOTAL INVESTMENTS
   (COST: $51,370,312) 100.0% .....................................................   $52,540,548
                                                                                      ===========

----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2005 was 2.8%.

The total value of non-income producing investments was $13,174,523 or 25.1% of the Fund's total investments as of June 30, 2005.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, Inc. (EQUITY INDEX FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2005 (Unaudited)


                                                        Shares            Value
                                                        ------            -----
COMMON STOCKS:
BASIC MATERIALS (2.8%) ...........................        37,868     $ 1,539,466
                                                                     -----------
CONSUMER CYCLICAL (11.0%)
   Comcast Corp. Cl A* ...........................        10,696         328,367
   Disney (Walt) Co. .............................         9,899         249,257
   Home Depot Inc. ...............................        10,417         405,221
   Time Warner Inc.* .............................        22,740         379,985
   Viacom, Inc. Cl B .............................         7,825         250,557
   Other Securities ..............................       127,452       4,315,757
                                                                     -----------
                                                                       5,929,144
                                                                     -----------
CONSUMER, NON-CYCLICAL (9.9%)
   Altria Group, Inc. ............................        10,051         649,898
   Coca-Cola Co. .................................        10,984         458,582
   PepsiCo, Inc. .................................         8,127         438,289
   Proctor & Gamble Co. ..........................        12,009         633,475
   Wal-Mart Stores, Inc. .........................        16,237         782,623
   Other Securities ..............................        62,982       2,382,994
                                                                     -----------
                                                                       5,345,861
                                                                     -----------
ENERGY (8.7%)
   ChevronTexaco Corp. ...........................        10,175         568,986
   ConocoPhillips ................................         6,757         388,460
   Exxon Mobil Corp. .............................        30,894       1,775,478
   Other Securities ..............................        36,099       1,929,216
                                                                     -----------
                                                                       4,662,140
                                                                     -----------
FINANCIAL (20.0%)
   American Express Co. ..........................         5,684         302,559
   American Int'l. Group, Inc. ...................        12,593         731,653
   Bank of America Corp. .........................        19,517         890,170
   Citigroup, Inc. ...............................        25,247       1,167,169
   Fannie Mae ....................................         4,697         274,305
   J.P. Morgan Chase & Co. .......................        17,077         603,160
   Merrill Lynch & Co., Inc. .....................         4,588         252,386
   Morgan Stanley ................................         5,317         278,983
   US Bancorp ....................................         8,895         259,734
   Wachovia Corp. ................................         7,651         379,490
   Wells Fargo & Company .........................         8,189         504,279
   Other Securities ..............................       116,549       5,095,527
                                                                     -----------
                                                                      10,739,415
                                                                     -----------
Healthcare (13.1%)
   Abbott Laboratories ...........................         7,526         368,849
   Amgen, Inc.* ..................................         6,006         363,123
   Johnson & Johnson .............................        14,431         938,015
   Lilly (Eli) & Co. .............................         5,499         306,349
   Medtronic, Inc. ...............................         5,870         304,007
   Merck & Co., Inc. .............................        10,692         329,314
   Pfizer, Inc. ..................................        36,085         995,224
   UnitedHealth Group Inc. .......................         6,145         320,400
   Wyeth .........................................         6,496         289,072
   Other Securities ..............................        71,720       2,822,998
                                                                     -----------
                                                                       7,037,351
                                                                     -----------
INDUSTRIAL (11.3%)
   3M Company ....................................         3,735         270,041
   Boeing Co. ....................................         4,010         264,660
   General Electric Co. ..........................        51,472       1,783,502
   Tyco International Ltd. .......................         9,801         286,189
   United Parcel Service Cl B ....................         5,412         374,294
   United Technologies Corp. .....................         4,968         255,107
   Other Securities ..............................        61,576       2,825,490
                                                                     -----------
                                                                       6,059,283
                                                                     -----------
TECHNOLOGY (14.9%)
   Cisco Systems, Inc.* ..........................        31,015         592,697
   Dell Inc.* ....................................        11,750         464,243
   Hewlett-Packard ...............................        14,000         329,140
   IBM Corp. .....................................         7,830         580,986
   Intel Corp. ...................................        29,958         780,705
   Microsoft Corp. ...............................        48,765       1,211,323
   Oracle Corp.* .................................        21,459         283,259
   Qualcomm, Inc. ................................         7,928         261,703
   Other Securities ..............................       202,386       3,497,755
                                                                     -----------
                                                                       8,001,811
                                                                     -----------
TELECOMMUNICATIONS (3.1%)
   SBC Communications, Inc. ......................        16,030         380,712
   Verizon Communications ........................        13,429         463,972
   Other Securities ..............................        37,415         840,359
                                                                     -----------
                                                                       1,685,043
                                                                     -----------
UTILITIES (3.4%) .................................        49,808       1,830,391
                                                                     -----------
TOTAL COMMON STOCKS
  (COST: $53,527,475) 98.2% ......................                    52,829,905
                                                                     ===========
----------
* Non-income producing security

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)


                                                                            Face
                                                   Rate      Maturity       Amount         Value
                                                   ----      --------       ------         -----
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%) (a) .....................   2.84%      07/21/05     $200,000     $  199,683
                                                                                       -----------
U.S. GOVERNMENT AGENCIES (1.4%)
   Federal Home Loan Bank ......................   2.50%      07/01/05      754,000        754,000
                                                                                       -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (COST: $953,683) 1.8% ..........................................................        953,683
                                                                                       -----------
TOTAL INVESTMENTS
   (COST: $54,481,158) 100.0% .....................................................    $53,783,588
                                                                                       ===========

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

The total value of non-income producing investments was $7,548,161or 14.0% of the Fund's total investments as of June 30, 2005.

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2005


                                                           Expiration    Underlying Face    Unrealized
                                                              Date       Amount at Value    Gain (Loss)
                                                              ----       ---------------    -----------
PURCHASED
   3 S&P 500 Stock Index Futures Contracts ...........   September 2005     $896,625        $(12,488)
                                                                            ========        ========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 1.7%

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2005 (Unaudited)


                                                         Shares         Value
                                                         ------         -----
Common Stocks:
BASIC MATERIALS (5.0%)
   Lyondell Chemical Co. ............................     9,540      $   252,047
   Peabody Energy Corp. .............................     5,137          267,329
   Other Securities .................................    60,957        1,859,839
                                                                     -----------
                                                                       2,379,215
                                                                     -----------
CONSUMER, CYCLICAL (17.7%)
   Abercrombie & Fitch Co. Cl A .....................     3,728          256,114
   Advance Auto Parts* ..............................     3,093          199,653
   Chico's FAS, Inc.* ...............................     7,790          267,041
   D.R. Horton, Inc. ................................    12,679          476,857
   Harman Intl. Industries, Inc. ....................     2,762          224,716
   Lennar Corp. .....................................     6,241          395,991
   Michaels Stores, Inc. ............................     5,854          242,180
   Mohawk Industries, Inc.* .........................     2,572          212,190
   Neiman-Marcus Group ..............................     2,117          205,180
   Toll Brothers, Inc.* .............................     2,706          274,794
   Washington Post Co. Cl B .........................       298          248,839
   Williams-Sonoma, Inc.* ...........................     5,005          198,048
   Other Securities .................................   179,265        5,282,553
                                                                     -----------
                                                                       8,484,156
                                                                     -----------
CONSUMER, NON-CYCLICAL (4.5%)
   Constellation Brands Inc. Cl A ...................     9,017          266,002
   Dean Foods Co* ...................................     6,497          228,954
   Tyson Foods, Inc. ................................    13,134          233,785
   Whole Foods Market, Inc. .........................     2,821          333,724
   Other Securities .................................    30,860        1,079,937
                                                                     -----------
                                                                       2,142,402
                                                                     -----------
ENERGY (7.4%)
   ENSCO International, Inc. ........................     6,551          234,198
   Murphy Oil Corp. .................................     7,562          394,963
   NewField Exploration Company* ....................     5,458          217,720
   Noble Energy, Inc. ...............................     3,752          283,839
   Patterson UTI Energy, Inc. .......................     7,321          203,743
   Pioneer Natural Resources Co. ....................     6,216          261,569
   Smith International, Inc. ........................     4,587          292,192
   Weatherford International, Ltd.* .................     5,975          346,431
   Other Securities .................................    37,983        1,334,812
                                                                     -----------
                                                                       3,569,467
                                                                     -----------
FINANCIAL (17.3%)
   Commerce Bancorp, Inc. (N.J.) ....................     6,998          212,109
   Developers Diversified Realty ....................     4,687          215,415
   Everest RE Group* ................................     2,427          225,711
   Fidelity Natl Finl Inc. ..........................     7,458          266,176
   Hibernia Corp. Cl A ..............................     6,774          224,761
   Legg Mason, Inc. .................................     4,750          494,523
   Old Republic Intl. Corp. .........................     7,886          199,437
   Other Securities .................................   189,008        6,467,613
                                                                     -----------
                                                                       8,305,745
                                                                     -----------
HEALTHCARE (11.5%)
   Coventry Health Care* ............................     4,636          327,997
   Ivax Corp.* ......................................    10,005          215,108
   Pacificare Health Systems, Inc.* .................     3,762          268,795
   Patterson Cos Inc.* ..............................     5,932          267,415
   Sepracor, Inc.* ..................................     4,523          271,425
   Varian Medical Systems, Inc.* ....................     5,704          212,930
   Other Securities .................................   111,082        3,960,277
                                                                     -----------
                                                                       5,523,947
                                                                     -----------
INDUSTRIAL (12.1%)
   C.H. Robinson Worldwide, Inc. ....................     3,690          214,758
   Expeditors Int'l Wash., Inc. .....................     4,609          229,574
   Precision Castparts Corp. ........................     2,858          222,638
   Republic Services, Inc. ..........................     5,569          200,540
   Other Securities .................................   148,166        4,950,978
                                                                     -----------
                                                                       5,818,488
                                                                     -----------
TECHNOLOGY (13.4%)
   Cognizant Tech Solutions* ........................     5,846          275,522
   Microchip Technology, Inc. .......................     9,001          266,610
   Other Securities .................................   322,410        5,913,865
                                                                     -----------
                                                                       6,455,997
                                                                     -----------

TELECOMMUNICATIONS (0.5%) ...........................    15,328          238,237
                                                                     -----------
UTILITIES (7.3%)
   Questar Corp. ....................................     3,664          241,458
   SCANA Corp. ......................................     4,900          209,279
   Wisconsin Energy Corp. ...........................     5,050          196,950
   Other Securities .................................   108,949        2,859,240
                                                                     -----------
                                                                       3,506,927
                                                                     -----------
   TOTAL COMMON STOCKS
      (Cost: $40,342,970) 96.7% .....................                 46,424,581
                                                                     ===========
----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

    MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)


                                                                         Face
                                               Rate      Maturity       Amount         Value
                                               ----      --------       ------         -----
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
   U.S. Treasury Bill (a) ..................  2.84%       07/21/05     $ 200,000      $ 199,683
                                                                                    -----------
COMMERCIAL PAPER (2.9%)
   Federal Home Loan Bank ..................  2.50        07/01/05     1,400,000      1,400,000
                                                                                    -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $1,599,683) 3.3% .....................................................      1,599,683
                                                                                    -----------
TOTAL INVESTMENTS
   (Cost: $41,942,653) 100.0% ..................................................    $48,024,264
                                                                                    ===========

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

The total value of non-income producing investments was $17,616,298 or 36.7% of the Fund's total investments as of June 30, 2005.

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2005:


                                                              Expiration    Underlying Face    Unrealized
                                                                 Date       Amount at Value    Gain (Loss)
                                                              ----------    ---------------    -----------
PURCHASED
   5 S&P MidCap 400 Stock Index Futures Contracts .........  September 2005    $1,720,875       $(2,725)
                                                                               ==========       =======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 3.6%

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2005 (Unaudited)

                                                         Shares         Value
                                                         ------         -----
Common Stocks:
BASIC MATERIALS (4.4%)
   FMC Corp.* ....................................        2,033       $  114,133
   Other Securities ..............................       30,742          648,105
                                                                      ----------
                                                                         762,238
                                                                      ----------
CONSUMER, CYCLICAL (12.7%)
   Boyd Gaming Corp. .............................        2,170          110,952
   Crown Holdings, Inc.* .........................       19,138          272,334
   Jacuzzi Brands, Inc.* .........................       12,740          136,700
   Modine Manufacturing Co. ......................        3,370          109,727
   Shopko Stores, Inc.* ..........................        4,540          110,367
   Sunterra Corporation* .........................        7,860          127,411
   Other Securities ..............................       56,866        1,309,258
                                                                      ----------
                                                                       2,176,749
                                                                      ----------
CONSUMER, NON-CYCLICAL (3.8%)
   Chiquita Brands Intl., Inc. ...................        4,490          123,295
   Longs Drug Stores Corp. .......................        4,220          181,671
   MGI Pharma, Inc.* .............................        4,986          108,495
   Other Securities ..............................       14,417          235,859
                                                                      ----------
                                                                         649,320
                                                                      ----------
ENERGY (7.9%)
   Denbury Resources, Inc.* ......................        2,678          106,504
   Frontier Oil Corp. ............................        4,970          145,870
   NS Group, Inc.* ...............................        5,570          181,081
   Range Resources Corp. .........................       10,165          273,439
   Southern Union Co.* ...........................        4,507          110,647
   Unisource Energy Corp. ........................        3,900          119,925
   Other Securities ..............................       15,302          422,655
                                                                      ----------
                                                                       1,360,121
                                                                      ----------
FINANCIAL (21.7%)
   Alabama National Bancorp ......................        1,586          103,677
   Assured Guaranty Co.* .........................        5,880          137,357
   BankAtlantic Bancorp, Inc. Cl A ...............        7,390          140,041
   Brookline Bankcorp ............................        8,210          133,495
   Capital Automotive REIT .......................        2,940          112,220
   Equity Inns, Inc. .............................       10,360          137,788
   First Niagara Financial Grp ...................        7,890          115,036
   Highwoods Properties, Inc. ....................        3,610          107,434
   LandAmerica Financial Group ...................        1,950          115,772
   MAF Bancorp ...................................        2,840          121,069
   Mid-America Apt. Communities ..................        2,500          113,550
   Pennsylvania REIT .............................        2,240          106,400
   Provident Financial Services ..................        6,660          117,016

Sterling Financial Corp.* ........................        3,375          126,225
   Other Securities ..............................      110,356        2,031,068
                                                                      ----------
                                                                       3,718,148
                                                                      ----------
HEALTHCARE (6.7%)
   Advanced Medical Optics, Inc.* ................        3,138          124,736
   Centene Corporation* ..........................        3,912          131,365
   Ventana Medical Systems, Inc.* ................        2,882          115,943
   Other Securities ..............................       50,384          774,542
                                                                      ----------
                                                                       1,146,586
                                                                      ----------
INDUSTRIAL (19.0%)
   Apogee Enterprises, Inc. ......................        8,610          132,336
   Audiovox Corp. Cl A* ..........................       11,870          183,985
   Benchmark Electronics* ........................        4,006          121,863
   Champion Enterprises, Inc.* ...................       14,100          140,154
   Kennametal, Inc. ..............................        2,820          129,297
   Laureate Education, Inc.* .....................        2,218          106,153
   RailAmerica, Inc.* ............................       15,470          184,093
   Siligan Holdings, Inc. ........................        2,880          161,971
   UTI Worldwide, Inc.* ..........................        1,750          121,835
   Universal Forest Products .....................        2,830          117,304
   Other Securities ..............................       73,764        1,861,356
                                                                      ----------
                                                                       3,260,347
                                                                      ----------
TECHNOLOGY (12.9%)
   DRS Technologies, Inc. ........................        2,730          139,994
   Skyworks Solutions Inc.* ......................       20,843          153,613
   aQuantive, Inc.* ..............................        6,890          122,091
   Other Securities ..............................      167,822        1,798,123
                                                                      ----------
                                                                       2,213,821
                                                                      ----------
TELECOMMUNICATIONS (1.3%) ........................       16,393          221,108
                                                                      ----------
UTILITIES (3.0%)
   PNM Resources, Inc. ...........................        5,575          160,616
   Southwestern Energy Co.* ......................        2,592          121,772
   Westar Energy, Inc. ...........................        4,830          116,065
   Other Securities ..............................        7,600          108,804
                                                                      ----------
                                                                         507,257
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost: $14,253,087) 93.4% .....................                    16,015,695
                                                                      ----------
Preferred Stocks:
ENERGY (0.5%) ....................................    1,460,000           87,600
                                                                      ----------
TOTAL PREFERRED STOCK:
   (Cost: $87,600) 0.5% ..........................                        87,600
                                                                      ==========
----------
* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)


                                                                           Face
                                                  Rate      Maturity       Amount         Value
                                                  ----      --------       ------         -----
LONG-TERM DEBT SECURITIES:
FINANCIAL (0.5%) ..............................     --             --     $ 90,000     $    90,000
                                                                                       -----------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $90,000) 0.5% ..........................................................          90,000
                                                                                       -----------
SHORT-TERM DEBT SECURITIES:

U.S. GOVERNMENT AGENCIES (5.6%)
   Federal Home Loan Bank .....................  2.50%       07/01/05      953,000         953,000
                                                                                       -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $953,000) 5.6% .........................................................         953,000
                                                                                       -----------
TOTAL INVESTMENTS
   (Cost: $15,383,687) 100.0% ....................................................     $17,146,295
                                                                                       ===========

The total value of non-income producing investments was $9,098,679 or 53.1% of the Fund's total investments as of June 30, 2005.

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                 SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2005 (Unaudited)

                                                                                                  Face
                                                           Rating*     Rate        Maturity       Amount           Value
                                                           -------     ----        --------       ------           -----
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.9%)
   U.S. Treasury Note ..................................     AAA        4.63%      05/15/06       $ 500,000       $ 504,688
   U.S. Treasury Note ..................................     AAA        3.00       11/15/07         700,000         689,828
   U.S. Treasury Strip .................................     AAA        0.00       02/15/17       2,500,000       1,542,203
                                                                                                                -----------
                                                                                                                  2,736,719
                                                                                                                -----------
U.S. GOVERNMENT AGENCIES (63.8%)
MORTGAGE-BACKED OBLIGATIONS (42.0%)
   FHLMC ...............................................     AAA        8.00       07/15/06           7,694           7,686
   FHLMC ...............................................     AAA        5.00       06/15/17         500,000         513,666
   FHLMC ...............................................     AAA        4.00       10/15/26         750,000         740,136
   FNMA ................................................     AAA        7.50       02/01/32          58,782          62,810
   FNMA ................................................     AAA        6.00       05/01/32          80,941          83,035
   FNMA ................................................     AAA        7.50       06/01/32          23,200          24,790
   FNMA ................................................     AAA        6.00       05/01/33         507,751         520,752
   FNMA ................................................     AAA        5.00       06/01/33         598,955         599,795
   FNMA ................................................     AAA        5.50       07/01/33         413,153         419,184
   FNMA ................................................     AAA        5.50       10/01/33         542,771         550,693
   FNMA ................................................     AAA        5.00       11/01/33         735,391         736,423
   FNMA ................................................     AAA        5.00       04/01/34         269,166         269,456
   FNMA ................................................     AAA        4.50       05/01/34         201,320         196,998
   FNMA ................................................     AAA        4.50       06/01/34         349,029         341,535
   FNMA ................................................     AAA        5.50       07/01/34         370,869         376,160
   FNMA ................................................     AAA        6.50       07/01/34         336,298         348,155
   FNMA ................................................     AAA        5.50       09/01/34       1,308,845       1,327,515
   FNMA ................................................     AAA        6.00       09/01/34         644,032         660,502
   FNMA ................................................     AAA        5.50       09/01/34       1,206,928       1,224,145
   FNMA ................................................     AAA        5.50       09/01/34         319,984         324,548
   FNMA ................................................     AAA        6.00       10/01/34         684,726         702,236
   FNMA ................................................     AAA        5.50       10/01/34         212,345         215,374
   FNMA ................................................     AAA        6.00       11/01/34         444,887         456,264
   FNMA ................................................     AAA        5.50       02/01/35         295,855         300,075
   FNMA ................................................     AAA        5.50       02/01/35         290,018         294,161
   FNMA ................................................     AAA        5.50       04/01/35         420,059         426,059
   FNMA ................................................     AAA        5.00       04/01/35         437,855         438,349
   FNMA ................................................     AAA        5.00       06/01/35         299,816         300,154
   FNMA ................................................     AAA        4.20       12/26/13       2,000,000       2,001,526
   FNMA ................................................     AAA        5.00       10/25/15         375,000         380,009
   FNMA ................................................     AAA        5.00       04/01/18         513,741         519,899
   FNMA ................................................     AAA        4.50       05/01/18         291,683         290,566
   FNMA ................................................     AAA        4.00       05/01/19         404,591         396,499
   FNMA ................................................     AAA        4.50       05/01/19         359,418         358,063
   FNMA ................................................     AAA        4.50       06/01/19         725,606         722,871
   FNMA ................................................     AAA        4.50       06/01/19         384,506         383,056
   FNMA ................................................     AAA          --             --       3,378,276       3,456,450
   GNMA (1) ............................................     AAA        6.27       10/16/27       2,000,000       2,200,682
   GNMA (1) ............................................     AAA          --             --         148,978         156,609
   Other Securities ....................................     AAA          --             --          34,717          34,743
                                                                                                                -----------
                                                                                                                 23,361,629
                                                                                                                ===========

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)


                                                                                                  Face
                                                           Rating*     Rate        Maturity       Amount           Value
                                                           -------     ----        --------       ------           -----
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
Non-Mortgage-Backed Obligations (21.8%)
   FFCB ................................................     AAA        2.88%      06/29/06       $ 500,000       $ 495,652
   FHLB ................................................     AAA        2.88       09/15/06       1,550,000       1,533,266
   FHLMC ...............................................     AAA        5.20       03/05/19       3,000,000       3,045,745
   FNMA ................................................     AAA        4.25       07/15/07       1,000,000       1,008,868
   FNMA ................................................     AAA        3.25       01/15/08       3,000,000       2,958,714
   FNMA ................................................     AAA        3.25       02/15/09       1,500,000       1,465,572
   FNMA ................................................     AAA        4.13       04/15/14       1,650,000       1,636,912
                                                                                                                -----------
                                                                                                                 12,144,729
                                                                                                                -----------
BASIC MATERIALS (2.2%)
   Praxair, Inc. .......................................       A-       6.90       11/01/06         500,000         518,007
   Other Securities ....................................                 --              --         750,000         725,605
                                                                                                                -----------
                                                                                                                  1,243,612
                                                                                                                -----------
CONSUMER, CYCLICAL (5.4%)
   Newell Rubbermaid ...................................     BBB+       4.63       12/15/09         500,000         501,081
   Other Securities ....................................                  --             --       2,656,860       2,516,103
                                                                                                                -----------
                                                                                                                  3,017,184
                                                                                                                -----------
CONSUMER, NON-CYCLICAL (2.3%)
   Wal-Mart Stores, Inc. ...............................      AA        6.88       08/10/09         250,000         275,510
   Other Securities ....................................                  --             --       1,000,000         979,425
                                                                                                                -----------
                                                                                                                  1,254,935
                                                                                                                -----------
ENERGY (0.9%) ..........................................                  --             --         500,000         493,448
                                                                                                                -----------
FINANCIAL (15.8%)
   Deere Capital Corp. .................................       A-       3.90       01/15/08         500,000         496,869
   First Horizon Mtge. Trust. ..........................     AAA        5.00       06/25/33         795,677         795,457
   First Tennessee Natl. Corp. .........................     BBB+       4.50       05/15/13         500,000         490,893
   GE Capital Corp. ....................................     AAA        5.45       01/15/13         500,000         530,388
   Nationwide Hlt Prop. ................................     BBB-       7.90       11/20/06         500,000         517,799
   Shurgard Storage Centers, Inc. ......................     BBB        7.75       02/22/11         250,000         284,126
   Other Securities ....................................                  --             --       5,900,000       5,670,678
                                                                                                                -----------
                                                                                                                  8,786,210
                                                                                                                -----------
HEALTHCARE (1.4%) ......................................                  --             --         750,000         764,132
                                                                                                                -----------
INDUSTRIAL (2.2%)
   Seariver Maritime ...................................     AAA        0.00       09/01/12       1,000,000         733,924
   Other Securities ....................................                  --             --         500,000         508,723
                                                                                                                -----------
                                                                                                                  1,242,647
                                                                                                                -----------
TELECOMMUNICATIONS (0.4%) ..............................                  --             --         250,000         249,179
                                                                                                                -----------
UTILITIES (0.4%)
   Other Securities ....................................                  --             --         200,000         195,142
                                                                                                                -----------
TOTAL LONG-TERM DEBT SECURITIES
  (Cost: $55,718,346) 99.7% ...............................................................................      55,489,566
                                                                                                                -----------

   The accompanying notes are an integral part of these financial statements.

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
           SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2005 (Unaudited)


                                                                               Face
                                                      Rate      Maturity       Amount         Value
                                                      ----      --------       ------         -----
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.3%) ....................    --            --      $169,000    $   169,000
                                                                                          -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $169,000) 0.3% .............................................................        169,000
                                                                                          -----------
TOTAL INVESTMENTS
   (Cost: $55,887,346) 100.0% ........................................................    $55,658,566
                                                                                          ===========

----------
Abbreviations:    FFCB = Federal Farm Credit Bank
                  FHLB = Federal Home Loan Bank
                  FHLMC = Federal Home Loan Mortgage Corporation
                  FNMA = Federal National Mortgage Association
                  GNMA = Government National Mortgage Association

(1) U. S. Government guaranteed security.

The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of June 30, 2005 is 0.9%.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                            June 30, 2005 (Unaudited)


                                                                                                 Mid-Cap
                                                               All America     Equity Index   Equity Index
                                                                  Fund             Fund          Fund
                                                               -----------     ------------   ------------
ASSETS:
Investments at market value (Notes 1 and 3)
   (Cost:
   All America Fund -- $51,370,312
   Equity Index Fund -- $54,481,158
   Mid-Cap Equity Index Fund -- $41,942,653) ...............   $ 52,540,548   $ 53,783,588    $ 48,024,264
Cash .......................................................         13,620          4,051           5,902
Interest and dividends receivable ..........................         47,622         63,435          27,935
Receivable for securities sold .............................        163,929             --          36,812
Shareholder subscriptions receivable .......................             --          8,954              --
                                                               ------------   ------------    ------------
TOTAL ASSETS ...............................................     52,765,719     53,860,028      48,094,913
                                                               ------------   ------------    ------------
LIABILITIES:
Payable for securities purchased ...........................        228,346             --              --
Payable for daily variation on futures contracts ...........         11,100          5,550           5,375
Dividends payable to shareholders ..........................          1,110            306           2,281
Shareholder redemptions payable ............................          3,500             --              --
Accrued expenses ...........................................          1,679            441             418
                                                               ------------   ------------    ------------
TOTAL LIABILITIES ..........................................        245,735          6,297           8,074
                                                               ------------   ------------    ------------
NET ASSETS .................................................   $ 52,519,984   $ 53,853,731    $ 48,086,839
                                                               ============   ============    ============
SHARES OUTSTANDING (Note 4) ................................      5,363,825      6,240,468       3,982,808
                                                               ============   ============    ============
NET ASSET VALUE PER SHARE ..................................   $       9.79   $       8.63    $      12.07
                                                               ============   ============    ============
COMPONENTS OF NET ASSETS:
   Paid-in capital .........................................   $ 49,803,550   $ 55,980,148    $ 40,909,841
   Accumulated undistributed net investment income .........         21,918         34,477          16,780
   Accumulated undistributed net realized gain (loss) on
     investments and futures contracts .....................      1,545,943     (1,450,836)      1,081,332
   Unrealized appreciation (depreciation) of investments and
     futures contracts .....................................      1,148,573       (710,058)      6,078,886
                                                               ------------   ------------    ------------
NET ASSETS .................................................   $ 52,519,984   $ 53,853,731    $ 48,086,839
                                                               ============   ============    ============

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                STATEMENTS OF ASSETS AND LIABILITIES (Continued)
                           June 30, 2005 (Unaudited)


                                                            Aggressive
                                                              Equity           Bond        Money Market
                                                               Fund            Fund            Fund
                                                            ----------         ----        ------------
ASSETS:
Investments at market value (Notes 1 and 3)
   (Cost:
   Aggressive Equity Fund -- $15,383,687
   Bond Fund -- $55,887,346
   Money Market Fund -- $61,368,464) ...................   $ 17,146,295    $ 55,658,566    $ 61,368,464
Cash ...................................................             --           1,613           3,332
Interest and dividends receivable ......................         10,704         440,748              --
Receivable for securities sold .........................        260,624              --              --
Shareholder subscriptions receivable ...................             --           5,970           2,374
                                                           ------------    ------------    ------------
TOTAL ASSETS ...........................................     17,417,623      56,106,897      61,374,170
                                                           ------------    ------------    ------------
LIABILITIES:
Payable for securities purchased .......................        343,477              --              --
Dividends payable to shareholders ......................             --           1,778           5,646
Shareholder redemptions payable ........................             --              --          34,558
Accrued expenses .......................................            858           1,432             692
                                                           ------------    ------------    ------------
TOTAL LIABILITIES ......................................        344,335           3,210          40,896
                                                           ------------    ------------    ------------
NET ASSETS .............................................   $ 17,073,288    $ 56,103,687    $ 61,333,274
                                                           ============    ============    ============
SHARES OUTSTANDING (Note 4) ............................      1,753,126       5,937,422       5,828,269
                                                           ============    ============    ============
NET ASSET VALUE PER SHARE ..............................   $       9.74    $       9.45    $      10.52
                                                           ============    ============    ============
COMPONENTS OF NET ASSETS:
   Paid-in capital .....................................   $ 16,980,758    $ 58,017,165    $ 61,309,818
   Accumulated undistributed net investment income .....            711          61,983          24,766
   Accumulated undistributed net realized gain (loss)
     on investments ....................................     (1,670,789)     (1,746,681)         (1,310)
   Unrealized appreciation (depreciation) of investments      1,762,608        (228,780)             --
                                                           ------------    ------------    ------------
NET ASSETS .............................................   $ 17,073,288    $ 56,103,687    $ 61,333,274
                                                           ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENTS OF OPERATIONS
               For the Six Months Ended June 30, 2005 (Unaudited)


                                                                                                      Mid-Cap
                                                                     All America    Equity Index   Equity Index
                                                                        Fund            Fund           Fund
                                                                     -----------    ------------   ------------
INVESTMENT INCOME:
   Dividends .....................................................   $   434,038    $   477,263    $   275,115
   Interest ......................................................        27,877         12,944         28,904
                                                                     -----------    -----------    -----------
Total Investment Income ..........................................       461,915        490,207        304,019
                                                                     -----------    -----------    -----------
Expenses (Note 2):
   Investment management fees ....................................       144,357         33,159         24,645
   Independent Directors' fees and expenses ......................        15,416         15,416         15,416
   Custodian expenses ............................................        19,574         17,994         13,369
   Accounting expenses ...........................................        16,875         16,875         16,875
   Transfer agent fees ...........................................        18,535         17,039         12,659
   Registration fees and expenses ................................        11,296         10,384          7,715
   Audit .........................................................         7,458          6,856          5,094
   Shareholders reports ..........................................         1,199          1,102            819
   Other .........................................................         7,367          6,772          5,033
                                                                     -----------    -----------    -----------
Total expenses before reimbursement ..............................       242,077        125,597        101,625
Expense reimbursement ............................................       (97,720)       (92,438)       (76,980)
                                                                     -----------    -----------    -----------
NET EXPENSES .....................................................       144,357         33,159         24,645
                                                                     -----------    -----------    -----------
NET INVESTMENT INCOME (Note 1) ...................................       317,558        457,048        279,374
                                                                     -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments and futures contracts:
   Net realized gain (loss) on investments .......................     2,517,104        (62,691)       476,701
   Net realized gain (loss) on futures contracts .................       (14,485)         2,482         78,235
                                                                     -----------    -----------    -----------
                                                                       2,502,619        (60,209)       554,936
                                                                     -----------    -----------    -----------
Net unrealized appreciation (depreciation) of investments
   and futures contracts:
   Net unrealized appreciation (depreciation) of investments .....    (4,116,802)      (834,005)       890,148
   Net unrealized appreciation (depreciation) of futures contracts       (31,288)       (16,338)       (29,275)
                                                                     -----------    -----------    -----------
                                                                      (4,148,090)      (850,343)       860,873
                                                                     -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS ..........................    (1,645,471)      (910,552)     1,415,809
                                                                     -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS .........................................   $(1,327,913)   $  (453,504)   $ 1,695,183
                                                                     ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENT OF OPERATIONS (Continued)
               For the Six Months Ended June 30, 2005 (Unaudited)



                                                   Aggressive
                                                     Equity          Bond       Money Market
                                                      Fund           Fund           Fund
                                                  -----------    -----------    -----------
INVESTMENT INCOME:
   Dividends ..................................   $    68,528    $        --    $        --
   Interest ...................................        10,688      1,215,730        812,508
                                                  -----------    -----------    -----------
Total Investment Income .......................        79,216      1,215,730        812,508
                                                  -----------    -----------    -----------
Expenses (Note 2):
   Investment management fees .................        69,065        123,122         59,178
   Independent Directors' fees and expenses ...        15,416         15,416         15,416
   Custodian expenses .........................         5,513         18,507         20,075
   Accounting expenses ........................        16,875         16,875         16,875
   Transfer agent fees ........................         5,221         17,525         19,009
   Registration fees and expenses .............         3,182         10,680         11,585
   Audit ......................................         2,101          7,052          7,649
   Shareholders reports .......................           338          1,133          1,229
   Other ......................................         2,075          6,966          7,555
                                                  -----------    -----------    -----------
Total expenses before reimbursement ...........       119,786        217,276        158,571
Expense reimbursement .........................       (50,721)       (94,154)       (99,393)
                                                  -----------    -----------    -----------
NET EXPENSES ..................................        69,065        123,122         59,178
                                                  -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS) (Note 1) .........        10,151      1,092,608        753,330
                                                  -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ....       116,594        (13,596)            18
   Net unrealized appreciation (depreciation)
     of investments ...........................      (285,330)       (44,151)            --
                                                  -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .............................      (168,736)       (57,747)            18
                                                  -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ............................   $  (158,585)   $ 1,034,861    $   753,348
                                                  ===========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                          Mid-Cap
                                          All America Fund              Equity Index Fund            Equity Index Fund
                                     ---------------------------   ------------------------------  -----------------------------
                                      For the Six   For the Year    For the Six     For the Year    For the Six     For the Year
                                     Months Ended       Ended      Months Ended         Ended      Months Ended        Ended
                                     June 30, 2005  December 31,   June 30, 2005     December 31,   June 30, 2005   December 31,
                                      (Unaudited)       2004        (Unaudited)         2004        (Unaudited)         2004
                                     -------------  ------------   -------------     ------------   -------------   ------------
FROM OPERATIONS:
   Net investment income ..........   $   317,558   $    676,273    $    457,048    $    932,498    $    279,374    $    368,338
   Net realized gain (loss)
     on investments and
     futures contracts ............     2,502,619      1,714,738         (60,209)        344,129         554,936       1,899,688
   Net unrealized appreciation
     (depreciation) of investments
     and futures contracts ........    (4,148,090)     2,321,708        (850,343)      3,925,707         860,873       3,052,861
                                      -----------   ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .....................    (1,327,913)     4,712,719        (453,504)      5,202,334       1,695,183       5,320,887
                                      -----------   ------------    ------------    ------------    ------------    ------------
Dividend Distributions (Note 6):
   From net investment income .....      (310,267)      (672,534)       (447,611)       (926,636)       (272,513)       (369,175)
   From capital gains .............            --             --              --              --              --      (1,168,514)
                                      -----------   ------------    ------------    ------------    ------------    ------------
Total Distributions ...............      (310,267)      (672,534)       (447,611)       (926,636)       (272,513)     (1,537,689)
                                      -----------   ------------    ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
   Net Proceeds from sale of shares       342,473      1,224,696       2,818,699       5,511,662       8,180,974       2,839,949
   Dividend reinvestments .........       309,157        670,453         447,305         925,922         270,232       1,520,580
   Cost of shares redeemed ........    (8,703,669)      (856,665)     (2,836,222)     (1,276,959)       (197,056)       (733,828)
                                      -----------   ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS    (8,052,039)     1,038,484         429,782       5,160,625       8,254,150       3,626,701
                                      -----------   ------------    ------------    ------------    ------------    ------------
                                       (9,690,219)     5,078,669        (471,333)      9,436,323       9,676,820       7,409,899
NET ASSETS, BEGINNING OF
   PERIOD/YEAR ....................    62,210,203     57,131,534      54,325,064      44,888,741      38,410,019      31,000,120
                                      -----------   ------------    ------------    ------------    ------------    ------------
NET ASSETS, END OF PERIOD/YEAR ....   $52,519,984   $ 62,210,203    $ 53,853,731    $ 54,325,064    $ 48,086,839    $ 38,410,019
                                      ===========   ============    ============    ============    ============    ============
OTHER INFORMATION:
   Shares outstanding at beginning
     of period/year ...............     6,189,710      6,080,247       6,189,541       5,561,003       3,284,957       2,958,809
                                      -----------   ------------    ------------    ------------    ------------    ------------
   Shares issued ..................        34,979        131,044         324,808         669,120         692,642         256,234
   Shares issued as reinvestment
     of dividends .................        31,574         68,252          51,833         108,032          22,382         130,959
   Shares redeemed ................      (892,438)       (89,833)       (325,714)       (148,614)        (17,173)        (61,045)
                                      -----------   ------------    ------------    ------------    ------------    ------------
   Net increase (decrease) ........      (825,885)       109,463          50,927         628,538         697,851         326,148
                                      -----------   ------------    ------------    ------------    ------------    ------------
   Shares outstanding at end
     of period/year ...............     5,363,825      6,189,710       6,240,468       6,189,541       3,982,808       3,284,957
                                      ===========   ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                        Aggressive Equity Fund               Bond Fund                    Money Market Fund
                                     ----------------------------   -----------------------------  ------------------------------
                                      For the Six    For the Year    For the Six     For the Year    For the Six     For the Year
                                     Months Ended        Ended      Months Ended        Ended      Months Ended          Ended
                                     June 30, 2005   December 31,   June 30, 2005    December 31,   June 30, 2005    December 31,
                                      (Unaudited)        2004        (Unaudited)         2004        (Unaudited)        2004
                                     -------------   ------------   -------------    ------------   -------------    ------------
FROM OPERATIONS:
   Net investment income (loss) ...   $    10,151    $    (19,425)   $  1,092,608    $  1,995,391    $    753,330    $    658,639
   Net realized gain (loss)
     on investments ...............       116,594       1,595,952         (13,596)        236,643              18            (805)
   Net unrealized appreciation
     (depreciation) of investments       (285,330)       (718,826)        (44,151)       (391,819)             --             978
                                      -----------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS .....................      (158,585)        857,701       1,034,861       1,840,215         753,348         658,812
                                      -----------    ------------    ------------    ------------    ------------    ------------
Dividend Distributions (Note 6):
   From net investment income .....        (9,440)             --      (1,070,333)     (1,991,657)       (735,977)       (659,997)
   From capital gains .............            --              --              --              --              --              --
                                      -----------    ------------    ------------    ------------    ------------    ------------
Total Distributions ...............        (9,440)             --      (1,070,333)     (1,991,657)       (735,977)       (659,997)
                                      -----------    ------------    ------------    ------------    ------------    ------------
CAPITAL TRANSACTIONS:
   Net Proceeds from sale of shares        82,434         206,296         780,374       7,842,880      24,709,782      35,279,982
   Dividend reinvestments .........         9,440              --       1,068,555       1,987,770         730,331         654,624
   Cost of shares redeemed ........       (17,983)        (28,304)       (571,090)       (886,134)    (18,941,624)    (35,801,260)
                                      -----------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS        73,891         177,992       1,277,839       8,944,516       6,498,489         133,346
                                      -----------    ------------    ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN
         NET ASSETS ...............       (94,134)      1,035,693       1,242,367       8,793,074       6,515,860         132,161
NET ASSETS, BEGINNING OF
   PERIOD/YEAR ....................    17,167,422      16,131,729      54,861,320      46,068,246      54,817,414      54,685,253
                                      -----------    ------------    ------------    ------------    ------------    ------------
NET ASSETS, END OF PERIOD/YEAR ....   $17,073,288    $ 17,167,422    $ 56,103,687    $ 54,861,320    $ 61,333,274    $ 54,817,414
                                      ===========    ============    ============    ============    ============    ============
OTHER INFORMATION:
   Shares outstanding at beginning
     of period/year ...............     1,745,328       1,726,435       5,802,184       4,866,006       5,211,484       5,197,814
                                      -----------    ------------    ------------    ------------    ------------    ------------
   Shares issued ..................         8,812          22,160          82,097         816,797       2,336,055       3,345,171
   Shares issued as reinvestment of
     dividends ....................           970              --         113,085         211,869          69,400          62,229
   Shares redeemed ................        (1,984)         (3,267)        (59,944)        (92,488)     (1,788,670)     (3,393,730)
                                      -----------    ------------    ------------    ------------    ------------    ------------
   Net increase (decrease) ........         7,798          18,893         135,238         936,178         616,785          13,670
                                      -----------    ------------    ------------    ------------    ------------    ------------
   Shares outstanding at end
     of period/year ...............     1,753,126       1,745,328       5,937,422       5,802,184       5,828,269       5,211,484
                                      ===========    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                              FINANCIAL HIGHLIGHTS

      Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2005 and each of the previous five years ended December 31 (or since the Fund's inception date if in existence less than five years), and other supplementary data with respect to each Fund are presented below and in the pages following.


                                                                            All America Fund
                                                   -------------------------------------------------------------------
                                                   Six Months
                                                      Ended
                                                    June 30,                   Years Ended December 31,
SELECTED PER SHARE AND                                2005       -----------------------------------------------------
SUPPLEMENTARY DATA:                                (Unaudited)    2004        2003       2002        2001        2000
----------------------                             -----------    ----        ----       ----        ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ........  $10.05       $ 9.40      $7.14       $9.26      $11.31      $16.47
                                                    ------       ------      -----       -----       -----      ------
Income (loss) from investment operations:
Net investment income ............................    0.06         0.11       0.06        0.06        0.04        0.09
Net Gains or (Losses) on Securities Realized
  and Unrealized .................................   (0.26)        0.65       2.26       (2.12)      (2.02)      (0.94)
                                                    ------       ------      -----       -----       -----      ------
TOTAL FROM INVESTMENT OPERATIONS .................   (0.20)        0.76       2.32       (2.06)      (1.98)      (0.85)
                                                    ------       ------      -----       -----       -----      ------
Less dividend distributions:
From net investment income .......................   (0.06)       (0.11)     (0.06)      (0.06)      (0.07)      (0.09)
From capital gains ...............................      --           --         --          --          --       (4.22)
                                                    ------       ------      -----       -----       -----      ------
TOTAL DISTRIBUTIONS ..............................   (0.06)       (0.11)     (0.06)      (0.06)      (0.07)      (4.31)
                                                    ------       ------      -----       -----       -----      ------
NET ASSET VALUE, END OF PERIOD/YEAR ..............  $ 9.79       $10.05      $9.40       $7.14       $9.26      $11.31
                                                    ======       ======      =====       =====       =====      ======
Total return (%) (b) .............................   -2.00(d)      8.17      32.58      -22.32      -17.52       -5.34
Net assets, end of period/year ($ millions) ......    52.5         62.2       57.1        38.9        50.1        62.2
Ratio of net investment income to average
  net assets (%) .................................    1.10(a)      1.17       0.86        0.70        0.41        0.53
Ratio of expenses to average net assets (%) ......    0.84(a)      0.83       0.94        0.96        0.95        0.86
Ratio of expenses to average net assets after
  expense reimbursement (%) ......................    0.50(a)      0.50       0.50        0.60        0.84        0.82
Portfolio turnover rate (%) (c) ..................   17.30(d)     50.30      73.76       85.60       83.73      109.97


                                                                             Equity Index Fund
                                                   -------------------------------------------------------------------
                                                   Six Months
                                                      Ended
                                                    June 30,                   Years Ended December 31,
SELECTED PER SHARE AND                                2005       -----------------------------------------------------
SUPPLEMENTARY DATA:                                (Unaudited)    2004        2003       2002        2001        2000
----------------------                             -----------    ----        ----       ----        ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ........  $ 8.78       $ 8.07      $6.38       $8.32       $9.56      $10.80
                                                    ------       ------      -----       -----       -----      ------
Income (loss) from investment operations:
Net investment income ............................    0.07         0.15       0.10        0.10        0.09        0.10
Net Gains or (Losses) on Securities Realized
  and Unrealized .................................   (0.15)        0.71       1.69       (1.94)      (1.24)      (1.07)
                                                    ------       ------      -----       -----       -----      ------
TOTAL FROM INVESTMENT OPERATIONS .................   (0.08)        0.86       1.79       (1.84)      (1.15)      (0.97)
                                                    ------       ------      -----       -----       -----      ------
Less dividend distributions:
From net investment income .......................   (0.07)       (0.15)     (0.10)      (0.10)      (0.09)      (0.10)
From capital gains ...............................      --           --         --          --          --       (0.17)
                                                    ------       ------      -----       -----       -----      ------
TOTAL DISTRIBUTIONS ..............................   (0.07)       (0.15)     (0.10)      (0.10)      (0.09)      (0.27)
                                                    ------       ------      -----       -----       -----      ------
NET ASSET VALUE, END OF PERIOD/YEAR ..............  $ 8.63       $ 8.78      $8.07       $6.38       $8.32      $ 9.56
                                                    ======       ======      =====       =====       =====      ======
Total return (%) (b) .............................   -0.85(d)     10.68      28.33      -22.16      -12.13       -9.07
Net assets, end of period/year ($ millions) ......    53.9         54.3       44.9       24.8         30.0        32.8
Ratio of net investment income to average
  net assets (%) .................................    1.72(a)      1.89       1.65        1.42        1.06        0.98
Ratio of expenses to average net assets (%) ......    0.47(a)      0.47       0.63        0.66        0.63        0.59
Ratio of expenses to average net assets after
  expense reimbursement (%) ......................    0.13(a)      0.13       0.13        0.18        0.33        0.32
Portfolio turnover rate (%) (c) ..................    1.95(d)      2.18       1.87        2.54        4.08        5.76

----------
(a) Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).
(c) Portfolio turnover rate excludes all short-term securities.
(d) Not annualized.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                        FINANCIAL HIGHLIGHTS (Continued)


                                                                         Mid-Cap Equity Index Fund
                                                   -------------------------------------------------------------------
                                                   Six Months
                                                      Ended
                                                    June 30,                   Years Ended December 31,
SELECTED PER SHARE AND                                2005       ------------------------------------------------------
SUPPLEMENTARY DATA:                                (Unaudited)    2004        2003       2002        2001       2000(d)
----------------------                             -----------    ----        ----       ----        ----       -------
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ........  $11.69       $10.48     $ 7.82       $9.25       $9.41      $10.00
                                                    ------       ------     ------       -----       -----      ------
Income (loss) from investment operations:
Net investment income ............................    0.07         0.12       0.09        0.08        0.08        0.02
Net Gain or (Losses) on Securities Realized
  and Unrealized .................................    0.38         1.58       2.66       (1.43)      (0.16)      (0.56)
                                                    ------       ------     ------       -----       -----      ------
TOTAL FROM INVESTMENT OPERATIONS .................    0.45         1.70       2.75       (1.35)      (0.08)      (0.54)
                                                    ------       ------     ------       -----       -----      ------
Less dividend distributions:
From net investment income .......................   (0.07)       (0.12)     (0.09)      (0.08)      (0.08)      (0.02)
From capital gains ...............................      --        (0.37)        --          --          --       (0.03)
                                                    ------       ------     ------       -----       -----      ------
TOTAL DISTRIBUTIONS ..............................   (0.07)       (0.49)     (0.09)      (0.08)      (0.08)      (0.05)
                                                    ------       ------     ------       -----       -----      ------
NET ASSET VALUE, END OF PERIOD/YEAR ..............  $12.07       $11.69     $10.48       $7.82       $9.25      $ 9.41
                                                    ======       ======     ======       =====       =====      ======
Total return (%) (b) .............................    3.85(e)     16.29      35.19      -14.59       -0.87       -5.44(e)
Net assets, end of period/year ($ millions) ......    48.1         38.4       31.0        20.8        23.7        23.7
Ratio of net investment income to average
  net assets (%) .................................    1.41(a)      1.09       1.06        0.94        0.88        0.75(a)
Ratio of expenses to average net assets (%) ......    0.51(a)      0.53       0.64        0.74        0.66        0.64(a)
Ratio of expenses to average net assets after
  expense reimbursement (%) ......................    0.13(a)      0.13       0.13        0.18        0.33        0.32(a)
Portfolio turnover rate (%) (c) ..................    5.63(e)     15.82       8.02       12.29       24.05       17.72(e)


                                                                          Aggressive Equity Fund
                                                   -------------------------------------------------------------------
                                                   Six Months
                                                      Ended
                                                    June 30,                   Years Ended December 31,
SELECTED PER SHARE AND                                2005        ----------------------------------------------------
SUPPLEMENTARY DATA:                                (Unaudited)    2004        2003       2002        2001       2000(d)
----------------------                             -----------    ----        ----       ----        ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ........  $ 9.84        $9.34      $6.75       $8.31       $9.30      $10.00
                                                    ------        -----      -----       -----       -----      ------
Income (loss) from investment operations:
Net investment income (loss) .....................    0.01        (0.01)     (0.03)       0.01       (0.01)       0.02
Net Gains or (Losses) on Securities Realized
  and Unrealized .................................   (0.10)        0.51       2.62       (1.57)      (0.98)      (0.70)
                                                    ------        -----      -----       -----       -----      ------
TOTAL FROM INVESTMENT OPERATIONS .................   (0.09)        0.50       2.59       (1.56)      (0.99)      (0.68)
                                                    ------        -----      -----       -----       -----      ------
Less dividend distributions:
From net investment income .......................   (0.01)          --         --          --          --       (0.02)
From capital gains ...............................      --           --         --          --          --          --
                                                    ------        -----      -----       -----       -----      ------
TOTAL DISTRIBUTIONS ..............................   (0.01)          --         --          --          --       (0.02)
                                                    ------        -----      -----       -----       -----      ------
NET ASSET VALUE, END OF PERIOD/YEAR ..............  $ 9.74        $9.84      $9.34       $6.75       $8.31      $ 9.30
                                                    ======        =====      =====       =====       =====      ======
Total return (%) (b) .............................   -0.94(e)      5.27      38.39      -18.80      -10.62       -6.73(e)
Net assets, end of period/year ($ millions) ......    17.1         17.2       16.1        10.9        12.8        14.0
Ratio of net investment income to average
  net assets (%) .................................    0.12(a)     -0.12      -0.46       -0.15       -0.09        0.78(a)
Ratio of expenses to average net assets (%) ......    1.47(a)      1.47       1.72        1.86        1.79        1.52(a)
Ratio of expenses to average net assets after
  expense reimbursement (%) ......................    0.85(a)      0.85       0.85        0.91        1.10        1.08(a)
Portfolio turnover rate (%) (c) ..................   24.71(e)    150.06     208.19      215.50      214.65       59.63(e)

----------
(a) Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).
(c) Portfolio turnover rate excludes all short-term  securities.
(d) Commenced  operations  September  1,  2000.
(e) Not annualized.

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                        FINANCIAL HIGHLIGHTS (Continued)


                                                                                 Bond Fund
                                                   -------------------------------------------------------------------
                                                   Six Months
                                                      Ended
                                                    June 30,                   Years Ended December 31,
SELECTED PER SHARE AND                                2005        ----------------------------------------------------
SUPPLEMENTARY DATA:                                (Unaudited)    2004        2003       2002        2001        2000
----------------------                             -----------    ----        ----       ----        ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ........  $ 9.46        $9.47      $9.43       $9.46       $9.33       $9.45
                                                    ------        -----      -----       -----       -----       -----
Income (loss) from investment operations:
Net investment income ............................    0.19         0.36       0.39        0.53        0.59        0.66
Net Gains or (Losses) on Securities Realized
  and Unrealized .................................   (0.02)       (0.01)      0.03        0.14        0.13       (0.12)
                                                    ------        -----      -----       -----       -----       -----
TOTAL FROM INVESTMENT OPERATIONS .................    0.17         0.35       0.42        0.67        0.72        0.54
                                                    ------        -----      -----       -----       -----       -----
Less dividend distributions:
From net investment income .......................   (0.18)       (0.36)     (0.38)      (0.52)      (0.59)      (0.66)
From capital gains ...............................      --           --         --       (0.18)         --          --
                                                    ------        -----      -----       -----       -----       -----
TOTAL DISTRIBUTIONS ..............................   (0.18)       (0.36)     (0.38)      (0.70)      (0.59)      (0.66)
                                                    ------        -----      -----       -----       -----       -----
NET ASSET VALUE, END OF PERIOD/YEAR ..............  $ 9.45        $9.46      $9.47       $9.43       $9.46       $9.33
                                                    ======        =====      =====       =====       =====       =====
Total return (%) (b) .............................    1.88(e)      3.73       4.45        7.19        7.76(d)     5.87
Net assets, end of period/year ($ millions) ......    56.1         54.9       46.1        35.8        32.7        28.2
Ratio of net investment income to average
  net assets (%) .................................    3.99(a)      3.91       4.25        5.53        6.28        6.93
Ratio of expenses to average net assets (%) ......    0.79(a)      0.79       0.81        0.84        0.85        0.93
Ratio of expenses to average net assets
  after expense reimbursement (%) ................    0.45(a)      0.45       0.45        0.50        0.70       0.70
Portfolio turnover rate (%) (c) ..................    5.04(e)     41.77      47.96       57.86        8.18       18.33


                                                                             Money Market Fund
                                                   ------------------------------------------------------------------
                                                   Six Months
                                                      Ended
                                                    June 30,                   Years Ended December 31,
SELECTED PER SHARE AND                                2005       ----------------------------------------------------
SUPPLEMENTARY DATA:                                (Unaudited)    2004        2003       2002        2001        2000
----------------------                             -----------    ----        ----       ----        ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD/YEAR ........  $10.52       $10.52     $10.53      $10.53      $10.52      $10.39
                                                    ------       ------     ------      ------      ------      ------
Income from investment operations:
Net investment income ............................    0.13         0.13       0.10        0.16        0.40        0.63
Net Gains or (Losses) on Securities Realized
  and Unrealized .................................      --           --         --          --         --           --
                                                    ------       ------     ------      ------      ------      ------
TOTAL FROM INVESTMENT OPERATIONS .................    0.13         0.13       0.10        0.16        0.40        0.63
                                                    ------       ------     ------      ------      ------      ------
Less dividend distributions:
From net investment income .......................   (0.13)       (0.13)     (0.11)      (0.16)      (0.39)      (0.50)
From capital gains ...............................      --           --         --          --          --          --
                                                    ------       ------     ------      ------      ------      ------
TOTAL DISTRIBUTIONS ..............................   (0.13)       (0.13)     (0.11)      (0.16)      (0.39)      (0.50)
                                                    ------       ------     ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD/YEAR ..............  $10.52       $10.52     $10.52      $10.53      $10.53      $10.52
                                                    ======       ======     ======      ======      ======      ======
Total return (%) (b) .............................    1.26(e)      1.18       0.94        1.49        3.82        6.13
Net assets, end of period/year ($ millions) ......    61.3         54.8       54.7        66.4        64.2        67.6
Ratio of net investment income to average
  net assets (%) .................................    2.54(a)      1.16       0.95        1.48        3.76        6.01
Ratio of expenses to average net assets (%) ......    0.53(a)      0.53       0.49        0.44        0.43        0.59
Ratio of expenses to average net assets after
  expense reimbursement (%) ......................    0.20(a)      0.20       0.20        0.25        0.40        0.40

Portfolio turnover rate (%) (c) ..................     N/A          N/A        N/A         N/A         N/A         N/A

----------
(a)   Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).
(c)   Portfolio turnover rate excludes all short-term securities.
(d) In 2001, 1.8% of the Fund's total return consisted of a voluntary reimbursement by an affiliate of the adviser for a realized investment loss. Excluding this item, total return would have been 6.0%.
(e)   Not annualized.
N/A = Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." It currently issues six series of capital stock, each series representing shares of the All America Fund, Equity Index Fund, Bond Fund, Money Market Fund, Mid-Cap Equity Index Fund and Aggressive Equity Fund. Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

      The Investment  Company is designed primarily as an investment vehicle for
institutional  investors,   such  as  endowments,   foundations,   corporations,
municipalities and other public entities.

      The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund and Aggressive Equity Fund commenced operations on September 1, 2000.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with accounting principles generally accepted in the United States:

      Security Valuation--Investment securities are valued as follows:

      Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

      Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

      Debt securities are valued on the basis of prices obtained from an independent pricing service. The pricing service may utilize various pricing methodologies that incorporates both dealer supplied valuations and analytical modeling techniques which considers factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing service, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

      Investment Transactions--Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

      The All America Fund, Equity Index Fund and Mid-Cap Equity Index Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Summary Portfolio of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.    SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

      Investment Income--Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders ("Dividends")

      Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income semi-annually and, on an annual basis, to distribute net realized gains, if any, in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.
Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes

      The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

      At  June  30,  2005,   certain  funds  had  the  following   capital  loss
carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations.


                                                                         Mid-Cap     Aggressive                     Money
                                          All America   Equity Index  Equity Index     Equity          Bond        Market
                                             Fund           Fund          Fund          Fund           Fund         Fund
                                          -----------   ------------  ------------   ----------        ----        ------
Expiring on December 31
2005 .................................      $   0         $       0        $ 0       $        0    $        0      $   0
2006 .................................          0                 0          0                0             0          0
2007 .................................          0                 0          0                0             0         44
2008 .................................          0                 0          0                0             0        290
2009 .................................          0                 0          0          226,787             0          0
2010 .................................          0         1,173,749          0        1,421,902             0        109
2011 .................................          0                 0          0                0     1,733,086         62
2012 .................................          0                 0          0                0             0        805
2013 .................................          0            68,673          0                0        13,593          0
                                            -----        ----------        ---       ----------    ----------     ------
Total ................................      $   0        $1,242,422        $ 0       $1,648,689    $1,746,679     $1,310
                                            =====        ==========        ===       ==========    ==========     ======

2.    Expenses and Other Transactions with Affiliates

      The Investment Company has entered into an Investment Advisory agreement with the Adviser. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge, at annual rates of .85%, .50%, .125%, .125%, ..45%, and .20% of the value of the net assets for the Aggressive Equity, All America, Equity Index, Mid-Cap Equity Index, Bond, and Money Market funds, respectively.

      Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreement.

      Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

      Until April 1, 2002, the Adviser had contractually limited the expenses of each fund, other than brokers' commissions, and fees relating to portfolio transactions, investment management fees and extraordinary expenses, to an annual rate of .25%, .35%, .20%, .25%, and .20% of the value of the net assets of the Aggressive Equity, All America, Equity Index and Mid-Cap Equity Index, Bond, and Money Market funds, respectively. Accrual of these other operating expenses was charged daily against each fund's net assets until April 1, 2002.
Effective  April  1,  2002,  the  Adviser  contractually  agreed  to  waive  all

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

non-investment management operating expenses of the funds, at which time such daily expense accruals were suspended. Settlement of fees accrued (both investment management and, prior to April 1, 2002, other operating expenses) is paid by each fund to the Adviser on or about month-end.

      The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limits each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee remains in effect through 2005 and continues into successive calendar years unless the Adviser gives adequate advance notice to terminate the agreement.

      The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3.    PURCHASES AND SALES

      The cost of investment  purchases and proceeds from sales of  investments,
excluding  short-term  investments,   U.S.  Government  Securities  and  futures
contracts, for the six months ended June 30,2005 were as follows:


                                                                                  Mid-Cap      Aggressive
                                                   All America    Equity Index    Equity         Equity          Bond
                                                      Fund            Fund      Index Fund        Fund           Fund
                                                   -----------    ------------  ----------     ----------      --------
Cost of investment purchases ....................  $ 9,646,151     $1,192,281   $11,099,261     $3,877,846    $1,725,013
                                                   ===========     ==========   ===========     ==========    ==========
Proceeds from sales of investments ..............  $18,222,892     $1,023,834   $ 2,171,743     $4,076,956    $  501,677
                                                   ===========     ==========   ===========     ==========    ==========

      The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:


Cost of investment purchases ....................  $        --     $       --   $        --     $       --    $4,586,955
                                                   ===========     ==========   ===========     ==========    ==========
Proceeds from sales of investments ..............  $        --     $       --   $        --     $       --    $2,156,205
                                                   ===========     ==========   ===========     ==========    ==========

      For the Money Market Fund, the cost of short-term securities purchased was $809,685,259; net proceeds from sales and redemptions was $803,946,100.

      The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2005 for each of the funds were as follows:


                                                             Mid-Cap       Aggressive                       Money
                           All America    Equity Index    Equity Index       Equity           Bond          Market
                              Fund            Fund            Fund            Fund            Fund           Fund
                          ------------    ------------    ------------    ------------    ------------    ------------
Unrealized Appreciation   $  8,614,119    $  7,931,100    $ 10,724,980    $  2,601,637    $    448,069    $         --
Unrealized Depreciation     (7,657,203)     (8,849,570)     (4,737,027)       (861,129)       (676,849)             --
                          ------------    ------------    ------------    ------------    ------------    ------------
  Net .................   $    956,916    $   (918,470)   $  5,987,953    $  1,740,508    $   (228,780)   $         --
                          ============    ============    ============    ============    ============    ============
Cost of Investments ...   $ 51,583,632    $ 54,702,058    $ 42,036,311    $ 15,405,787    $ 55,887,346    $ 61,368,464
                          ============    ============    ============    ============    ============    ============

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.    CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

      At June 30, 2005, one billion shares of common stock (par value of $.01 per share) has been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Aggressive Equity and Mid-Cap Equity Index Funds.

      As of June 30, 2005, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of the following percentage of each fund's outstanding shares:

      All America Fund .............  61%    Aggressive Equity Fund .....  86%
      Equity Index Fund ............  44%    Bond Fund ..................  55%
      Mid-Cap Equity Index Fund ....  68%    Money Market Fund ..........   6%

5.    FUND OWNERSHIP

      In addition to the affiliated ownership as described in note 4, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at June 30, 2005 are as follows:

     All America Fund: two shareholders owning 13% and 12%, respectively. Equity Index Fund: two shareholders owning 27% and 12%, respectively. Mid-Cap Fund: two shareholders owning 13% and 6%, respectively. Aggressive Equity Fund: one shareholder owning 11%.
     Bond Fund: one shareholder owning 35%.
     Money Market Fund: one shareholder owning 6%.

6.    DIVIDENDS

      On June 30, 2005, dividend distributions were declared and paid for each of the funds from net investment income. For the year ended December 31, 2004, dividend distributions were declared for each of the funds from net investment income and, as applicable, from net realized gains on investment transactions. Additionally, remaining required distributions relating to 2003 were made in accordance with Internal Revenue Sec. 855(a) and paid on September 15, 2004. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2005 and 2004 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2005 and 2004 were as follows:


                                                                       Mid-Cap    Aggressive                  Money
                                        All America  Equity Index   Equity Index    Equity        Bond        Market
                                            Fund         Fund           Fund         Fund         Fund         Fund
                                         ----------   ----------     ----------   ----------   ----------   ----------
Ordinary income (a)
  Six Months Ended June 30, 2005 ......  $  310,267   $  477,611     $  272,513   $    9,440   $1,070,333   $  735,977
  Year Ended December 31, 2004 ........  $  672,534   $  926,636     $  376,805   $        0   $1,991,657   $  659,997
Long-term capital gains (b)
  Six Months Ended June 30, 2005 ......  $        0   $        0     $        0   $        0   $        0   $        0
  Year Ended December 31, 2004 ........  $        0   $        0     $1,160,885   $        0   $        0   $        0

----------
Notes:
No distribution constituted a return of capital for Federal income tax purposes.
(a) Includes distributions from fund-level net short-term capital gains.
(b) To the extent reported, each fund designates these amounts as capital gain dividends for federal income tax purposes.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.    DIVIDENDS (CONTINUED)

      As  of  June  30,  2005,   undistributed   net  income  and  undistributed
accumulated gain (loss) on a tax basis were as follows:


                                                                 Mid-Cap      Aggressive                      Money
                                   All America  Equity Index   Equity Index     Equity         Bond           Market
                                      Fund          Fund           Fund          Fund          Fund            Fund
                                  -----------   -----------    -----------   -----------    -----------      -------
Accumulated undistributed net
  investment income ...........   $    21,918   $     4,477    $   155,056   $       711    $    61,983      $24,766
Accumulated undistributed
  realized gain (loss) on
  investments and futures
  contracts ...................   $ 1,737,599   $(1,233,786)   $ 1,033,988   $(1,648,689)   $(1,746,678)     $(1,310)
Net unrealized appreciation
  (depreciation) of investments
  and futures contracts .......   $   956,916   $  (918,470)   $ 5,987,953   $ 1,740,508    $  (228,780)     $     0

      The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the federal income tax treatment of futures contracts.

      During the year ended December 31, 2004, each fund reclassified the following book to tax differences [increases (decreases)]:


                                                                      Mid-Cap       Aggressive                  Money
                                      All America   Equity Index   Equity Index       Equity        Bond       Market
                                         Fund           Fund           Fund            Fund         Fund        Fund
                                      -----------   ------------   ------------     ----------      ----       ------
Accumulated undistributed net
  investment income                       $0             $0             $0            $19,425         $0         $0
Accumulated undistributed net
  realized gain (loss) on
  investments and futures
  contracts                                0              0              0                  0          0          0
                                          --             --             --           --------         --         --
Paid-in capital                           $0             $0             $0           $(19,425)        $0         $0
                                          ==             ==             ==           ========         ==         ==

      These reclassifications were made as result of the differences arising from the disallowance of net operating losses and other cumulative adjustments for federal income tax purposes versus financial reporting purposes. Each fund's net assets were not affected by these reclassifications.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                                OTHER INFORMATION

Quarterly Portfolio Schedule

      Included in this Semi-Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of June 30, 2005 (except for the Money Market Fund). The Investment Company files complete schedules of Fund portfolio holdings (including the Money Market Fund) with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

      A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

      Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

      The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1376 or write to:

                                Mr. Paul J. Costagliola
                                Chief Compliance Officer
                                Mutual of America Institutional Funds, Inc.
                                320 Park Avenue
                                New York, NY 10022-6839

Renewal of Investment Advisory Agreements

      The Board of Directors of the Investment Company has renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the "Adviser"). The Board determined that renewing the agreement with the Adviser was in the best interests of the Investment Company based on the considerations enumerated below.

Nature, Extent and Quality of Services

      The Board considered the depth of experience and organizational structure of the Adviser. The Adviser has approximately $9 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company's Funds have extensive experience and knowledge of the specific markets in which they invest. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price and not on the basis of any research that they may provide. The Adviser receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

      The Board considered the short- and long-term performance of the Funds through December 31, 2004. The vast majority of the Funds demonstrated performance before expenses that was above or at their benchmarks, when considering minimal tracking error. Recent performance, especially, has shown a significant enhancement due to changes made in the Adviser's investment process and personnel.

Cost

      The Board compared the advisory fees charged by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser's fee compared favorably with fees charged by other advisers. The Adviser's fees have not increased since the advisory agreement originally went into effect a number of years ago. In addition, under a written agreement, for the past three years the Adviser has reimbursed the Investment Company for its expenses, other than extraordinary expenses, over and above the advisory fee. Finally, a review of the Adviser's financial statements indicates that the Adviser has not earned excessively high profits from the fees it has been paid by the Investment Company.

Economies of Scale

      The Board concluded that the reasonableness of the Adviser's fees obviates the need for asset-level breakpoints. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts that it realizes from volume increases.

Subadvisory Agreement

      The Board also renewed the subadvisory agreement with Oak Associates as the manager of the large cap growth portion of the All America Fund. The Board's action was based on similar criteria as enumerated above for the overall investment advisory agreement with the Adviser. This subadvisory agreement was subsequently terminated on July 28, 2005. On that date, the Adviser assumed sole responsibility for the management of all of the Investment Company's Funds.

                                MUTUAL OF AMERICA
                                INSTITUTIONAL
                                FUNDS, INC.

                                Distributed by:
                                MUTUAL OF AMERICA SECURITIES CORPORATION
                                320 PARK AVENUE
                                NEW YORK, NY 10022-6839
                                800-914-8716

ITEM 2.  CODE OF ETHICS.

         Item not applicable to semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Item not applicable to semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Item not applicable to semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Schedule I - Investments in Securities in Unaffiliated Issuers follows:

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 2005 (Unaudited)

INDEXED ASSETS:                                       Shares            Value($)
COMMON STOCKS:                                        ------            --------
BASIC MATERIALS (1.6%)
Air Products & Chemicals, Inc.                           598              36,059
Alcoa, Inc.                                            2,299              60,073
Allegheny Technologies, Inc.                             235               5,184
Ball Corp.                                               289              10,392
Bemis Co.                                                281               7,458
Dow Chemical Co.                                       2,534             112,839
Du Pont (E.I.) de Nemours & Co.                        2,618             112,600
Eastman Chemical Co.                                     205              11,306
Ecolab, Inc.                                             580              18,769
Engelhard Corp.                                          321               9,165
Freeport-McMoran Copper Cl B                             470              17,597
Georgia-Pacific (Timber Group)                           683              21,719
Great Lakes Chemical Corp.                               135               4,248
Hercules, Inc.*                                          295               4,174
International Paper Co.                                1,288              38,910
Intl. Flavors & Fragrances                               232               8,403
Louisiana-Pacific Corp.                                  291               7,153
MeadWestvaco Corp.                                       493              13,824
Monsanto Co.                                             699              43,946
Newmont Mining Corp. Holding Co.                       1,176              45,899
Nucor Corp.                                              419              19,115
PPG Industries, Inc.                                     455              28,556
Pactiv Corp.*                                            390               8,416
Phelps Dodge Corp.                                       253              23,433
Praxair, Inc.                                            848              39,517
Rohm & Haas Co.                                          511              23,680
Sealed Air Corp.*                                        219              10,904
Sigma-Aldrich Corp.                                      181              10,143
Temple-Inland, Inc.                                      330              12,260
United States Steel Group                                300              10,311
Vulcan Materials Co.                                     270              17,547
Weyerhaeuser Co.                                         638              40,609
                                                                      ----------
                                                                         834,209
                                                                      ----------
CONSUMER, CYCLICAL (6.1%)
eBay, Inc.*                                            3,203             105,731
AutoZone, Inc.*                                          178              16,458
Autonation, Inc.*                                        593              12,168
Bed Bath & Beyond, Inc.*                                 779              32,547
Best Buy Co., Inc.                                       784              53,743
Big Lots, Inc.*                                          296               3,919
Black & Decker Corp.                                     210              18,869
Brunswick Corp.                                          255              11,047
Carnival Corp.                                         1,383              75,443
Centex Corp.                                             333              23,533
Circuit City Group, Inc.                                 503               8,697
Clear Channel Communications*                          1,344              41,570
Coach, Inc.*                                             994              33,369
Comcast Corp. Cl A*                                    5,811             178,398
Cooper Tire & Rubber Co.                                 168               3,120
Dana Corp.                                               395               5,929
Darden Restaurants, Inc.                                 388              12,796
Delphi Corporation                                     1,474               6,854
Dillard's Inc. Cl A                                      185               4,333
Disney (Walt) Co.                                      5,378             135,418
Dollar General Corp.                                     792              16,125
Dow Jones & Co., Inc.                                    185               6,558

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

INDEXED ASSETS:                                       Shares            Value($)
COMMON STOCKS:                                        ------            --------
CONSUMER, CYCLICAL (Cont'd.)
Eastman Kodak Co.                                        753              20,218
Family Dollar Stores, Inc.                               440              11,484
Federated Department Stores                              445              32,610
Ford Motor Co.                                         4,852              49,684
Fortune Brands, Inc.                                     381              33,833
Gannett Co., Inc.                                        660              46,946
Gap, Inc.                                              1,998              39,461
General Motors Corp.                                   1,484              50,456
Genuine Parts Co.                                        459              18,860
Goodyear Tire & Rubber Co.*                              462               6,884
Harley-Davidson, Inc.                                    751              37,250
Harrah's Entertainment, Inc.                             479              34,522
Hasbro, Inc.                                             438               9,106
Hilton Hotels Corp.                                    1,011              24,112
Home Depot, Inc.                                       5,659             220,135
International Game Technology                            906              25,504
Interpublic Group of Cos., Inc.*                       1,111              13,532
Johnson Controls, Inc.                                   503              28,334
Jones Apparel Group, Inc.                                321               9,964
KB Home                                                  219              16,694
Knight-Ridder, Inc.                                      198              12,145
Kohl's Corp.*                                            857              47,915
Leggett & Platt                                          502              13,343
Limited Brands, Inc.                                   1,003              21,484
Liz Claiborne, Inc.                                      286              11,371
Lowe's Companies, Inc.                                 2,030             118,187
Marriott International, Inc.                             528              36,020
Mattel, Inc.                                           1,085              19,856
May Department Stores Co.                                790              31,726
Maytag Corp.                                             209               3,273
McDonald's Corp.                                       3,341              92,713
McGraw-Hill Cos., Inc.                                   988              43,719
Meredith Corp.                                           119               5,838
NIKE, Inc. Cl B                                          604              52,306
New York Times Co. Cl A                                  383              11,930
Newell Rubbermaid, Inc.                                  722              17,212
News Corp., Inc.                                       7,648             123,745
Nordstrom, Inc.                                          331              22,498
Office Depot, Inc.*                                      833              19,026
OfficeMax, Inc.                                          179               5,329
Omnicom Group, Inc.                                      489              39,052
Penney (J.C.) Co., Inc.                                  694              36,491
Pulte Homes, Inc.                                        312              26,286
RadioShack Corp.                                         416               9,639
Reebok International, Ltd.                               147               6,149
Sears Holding Corp.*                                     270              40,465
Sherwin-Williams Co.                                     333              15,681
Snap-On, Inc.                                            153               5,248
Stanley Works                                            197               8,971
Staples, Inc.                                          1,951              41,595
Starbucks Corp.*                                       1,028              53,106
Starwood Hotels & Resorts                                570              33,385
TJX Companies, Inc.                                    1,240              30,194
Target Corp.                                           2,329             126,721
Tiffany & Co.                                            383              12,547
Time Warner, Inc.*                                    12,354             206,435
Toys R Us, Inc.*                                         584              15,464
Tribune Co.                                              783              27,546
Univision Communications, Inc.*                          767              21,131
V F Corp.                                                263              15,049
Viacom, Inc. Cl B                                      4,251             136,117

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

INDEXED ASSETS:                                       Shares            Value($)
COMMON STOCKS:                                        ------            --------
CONSUMER, CYCLICAL (Cont'd.)
Visteon Corp.*                                           340               2,050
Wendy's International, Inc.                              299              14,247
Whirlpool Corp.                                          175              12,269
Yum! Brands Inc.                                         765              39,841
                                                                      ----------
                                                                       3,221,529
                                                                      ----------
CONSUMER, NON-CYCLICAL (5.5%)
Alberto-Culver Co. Cl A                                  223               9,663
Albertson's, Inc.                                        967              19,998
Altria Group, Inc.                                     5,460             353,044
Anheuser-Busch Cos., Inc.                              2,041              93,376
Archer-Daniels-Midland Co.                             1,637              34,999
Avon Products, Inc.                                    1,238              46,858
Brown-Forman Corp. Cl B                                  237              14,329
CVS Corp.                                              2,136              62,094
Campbell Soup Co.                                        856              26,339
Clorox Co.                                               403              22,455
Coca-Cola Co.                                          5,967             249,122
Coca-Cola Enterprises, Inc.                              927              20,403
Colgate-Palmolive Co.                                  1,380              68,876
ConAgra Foods Inc.                                     1,365              31,613
Costco Wholesale Corp.                                 1,259              56,428
General Mills, Inc.                                      975              45,620
Gillette Co.                                           2,630             133,157
Heinz (H.J.) Co.                                         919              32,551
Hershey Food Corp.                                       574              35,645
Kellogg Co.                                              922              40,974
Kimberly Clark Corp.                                   1,264              79,114
Kroger Co.*                                            1,924              36,614
McCormick & Co., Inc.                                    356              11,634
Molson Coors Brewing Co.                                 211              13,082
Pepsi Bottling Group, Inc.                               520              14,877
PepsiCo, Inc.                                          4,408             237,723
Proctor & Gamble Co.                                   6,524             344,141
RJ Reynolds Tobacco Holdings                             306              24,113
Safeway, Inc.                                          1,175              26,543
Sara Lee Corp.                                         2,074              41,086
Supervalu, Inc.*                                         355              11,577
Sysco Corp.                                            1,673              60,546
UST, Inc.                                                434              19,816
Wal-Mart Stores, Inc.                                  8,821             425,172
Walgreen Co.                                           2,696             123,989
Wrigley (Wm.) Jr. Co.                                    514              35,384
                                                                      ----------
                                                                       2,902,955
                                                                      ----------
ENERGY (4.8%)
Amerada Hess Corp.                                       223              23,752
Anadarko Petroleum Corp.                                 622              51,097
Apache Corp.                                             857              55,362
Ashland, Inc.                                            175              12,577
BJ Services Co.                                          427              22,409
Baker Hughes, Inc.                                       888              45,430
Burlington Resources, Inc.                             1,016              56,124
ChevronTexaco Corp.                                    5,527             309,070
ConocoPhillips                                         3,671             211,046
Devon Energy Corp.                                     1,249              63,299
EOG Resources, Inc.                                      628              35,670
El Paso Corp.                                          1,699              19,572

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

INDEXED ASSETS:                                       Shares            Value($)
COMMON STOCKS:                                        ------            --------
ENERGY (Cont'd.)
Exxon Mobil Corp.                                     16,784             964,576
Halliburton Co.                                        1,325              63,362
Kerr-McGee Corp.                                         307              23,427
Kinder Morgan, Inc.                                      289              24,045
Marathon Oil Corp.                                       911              48,620
Nabors Industries, Ltd*                                  392              23,763
National-Oilwell, Inc.*                                  454              21,583
Noble Corporation*                                       357              21,959
Occidental Petroleum Corp.                             1,043              80,238
Rowan Cos., Inc.                                         281               8,349
Schlumberger, Ltd.                                     1,549             117,631
Sunoco, Inc.                                             182              20,690
Transocean, Inc.*                                        860              46,414
Unocal Corp.                                             710              46,186
Valero Energy Corp.                                      674              53,320
Williams Cos., Inc.                                    1,498              28,462
XTO Energy, Inc.                                         952              32,358
                                                                      ----------
                                                                       2,530,391
                                                                      ----------
FINANCIAL (11.1%)
Ace, Ltd.                                                758              33,996
Aflac, Inc.                                            1,318              57,043
Allstate Corp.                                         1,762             105,280
AmSouth Bancorporation                                   932              24,232
Ambac Financial Group, Inc.                              286              19,951
American Express Co.                                   3,082             164,055
American Int'l. Group, Inc.                            6,842             397,520
Aon Corp.                                                831              20,808
Apartment Investment & Mgmt.Co                           251              10,271
Archstone-Smith Trust                                    524              20,237
BB & T Corp.                                           1,441              57,597
Bank of America Corp.                                 10,603             483,603
Bank of New York Co., Inc.                             2,045              58,855
Bear Stearns Cos., Inc.                                  298              30,974
CIT Group Hldgs., Inc.                                   554              23,805
Capital One Financial Corp.                              665              53,207
Charles Schwab Corp.                                   3,004              33,885
Chubb Corp.                                              515              44,089
Cincinnati Financial Corp.                               438              17,327
Citigroup, Inc.                                       13,716             634,091
Comerica, Inc.                                           447              25,837
Compass Bancshares, Inc.                                 325              14,625
Countrywide Financial Corp.                            1,549              59,807
E*Trade Financial Corp.*                                 973              13,612
Equity Office Properties                               1,075              35,583
Equity Residential                                       756              27,836
Fannie Mae                                             2,543             148,511
Federated Investors, Inc.                                250               7,503
Fifth Third Bancorp                                    1,376              56,705
First Tennessee Natl. Corp.                              323              13,631
Franklin Resources, Inc.                                 520              40,030
Freddie Mac                                            1,821             118,784
Golden West Financial Corp.                              741              47,706
Goldman Sachs Group, Inc.                              1,165             118,853
Hartford Financial Svc. Gp., Inc.                        777              58,104
Huntington Bancshares, Inc.                              609              14,701
J.P. Morgan Chase & Co.                                9,277             327,664
Janus Capital Group                                      598               8,994
Jefferson-Pilot Corp.                                    359              18,101
KeyCorp                                                1,067              35,371
Lehman Brothers Holdings, Inc.                           725              71,978
Lincoln National Corp.                                   458              21,489

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

INDEXED ASSETS:                                       Shares            Value($)
COMMON STOCKS:                                        ------            --------
FINANCIAL (Cont'd.)
Loews Corp.                                              419              32,473
M & T Bank Corp.                                         259              27,236
MBIA, Inc.                                               357              21,174
MBNA Corp.                                             3,342              87,427
MGIC Investment Corp.                                    255              16,631
Marsh & McLennan Cos., Inc.                            1,405              38,919
Marshall & Ilsley Corp.                                  561              24,936
Mellon Financial Corp.                                 1,114              31,961
Merrill Lynch & Co., Inc.                              2,492             137,085
MetLife, Inc.                                          1,925              86,510
Moody's Corp.                                            721              32,416
Morgan Stanley                                         2,889             151,586
National City Corp.                                    1,560              53,227
North Fork Bancorp, Inc.                               1,259              35,365
Northern Trust Corp.                                     534              24,345
PNC Financial Services Group                             742              40,409
Plum Creek Timber Co.                                    483              17,533
Principal Financial Group, Inc.                          775              32,473
Progressive Corp. of Ohio                                526              51,974
Prologis Trust                                           483              19,436
Providian Financial Corp.*                               770              13,575
Prudential Financial, Inc.                             1,376              90,348
Regions Financial Corp.                                1,220              41,334
SLM Corporation                                        1,106              56,185
Safeco Corp.                                             335              18,204
Simon Property Group                                     581              42,117
Sovereign Bancorp, Inc.                                  961              21,469
St. Paul Travelers Cos., Inc.                          1,776              70,205
State Street Corp.                                       876              42,267
Suntrust Banks, Inc.                                     891              64,366
Synovus Financial Corp.                                  817              23,423
T. Rowe Price Group, Inc.                                326              20,408
Torchmark Corp.                                          284              14,825
UNUM Provident Corp.                                     781              14,308
US Bancorp                                             4,832             141,094
Wachovia Corp.                                         4,164             206,534
Washington Mutual, Inc.                                2,313              94,116
Wells Fargo & Company                                  4,454             274,277
XL Capital Limited                                       366              27,238
Zions Bancorporation                                     236              17,353
                                                                      ----------
                                                                       5,833,013
                                                                      ----------
HEALTHCARE (7.3%)
Abbott Laboratories                                    4,095             200,696
Aetna, Inc.                                              773              64,020
Allergan, Inc.                                           346              29,493
Amerisource Bergen Corp.                                 275              19,016
Amgen, Inc.*                                           3,263             197,281
Applera Corp.-Applied Biosys                             516              10,150
Bard (C.R.), Inc.                                        275              18,290
Bausch & Lomb, Inc.                                      141              11,703
Baxter International, Inc.                             1,637              60,733
Becton Dickinson & Co.                                   664              34,840
Biogen Idec, Inc.*                                       909              31,315
Biomet, Inc.                                             664              23,001
Boston Scientific Corp.*                               1,977              53,379
Bristol-Myers Squibb Co.                               5,153             128,722

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

INDEXED ASSETS:                                       Shares            Value($)
COMMON STOCKS:                                        ------            --------
HEALTHCARE (Cont'd.)
CIGNA Corp.                                              346              37,032
Cardinal Health, Inc.                                  1,129              65,008
Caremark Rx, Inc.*                                     1,201              53,469
Chiron Corp.*                                            387              13,502
Express Scripts, Inc.*                                   400              19,992
Forest Laboratories, Inc.*                               898              34,887
Genzyme Corp. (Genl. Div)*                               665              39,960
Gilead Sciences, Inc.*                                 1,191              52,392
Guidant Corp.                                            848              57,070
HCA, Inc.                                              1,105              62,620
Health Management Associates                             641              16,781
Hospira, Inc.*                                           410              15,990
Humana, Inc.*                                            423              16,810
IMS Health, Inc.                                         597              14,788
Johnson & Johnson                                      7,840             509,600
King Pharmaceuticals, Inc*                               635               6,617
Laboratory Corp. of America*                             355              17,715
Lilly (Eli) & Co.                                      2,987             166,406
Manor Care, Inc.                                         227               9,019
McKesson Corp.                                           776              34,757
Medco Health Solutions*                                  724              38,633
Medimmune, Inc.*                                         653              17,448
Medtronic, Inc.                                        3,189             165,158
Merck & Co., Inc.                                      5,800             178,640
Millipore Corp.*                                         130               7,375
Mylan Laboratories, Inc.                                 707              13,603
PerkinElmer, Inc.                                        340               6,426
Pfizer, Inc.                                          19,598             540,513
Quest Diagnostics, Inc.                                  480              25,570
Schering-Plough Corp.                                  3,889              74,124
St. Jude Medical, Inc.*                                  948              41,342
Stryker Corp.                                            985              46,847
Tenet Healthcare Corp.*                                1,230              15,055
Thermo Electron Corp.*                                   420              11,285
UnitedHealth Group, Inc.                               3,338             174,043
Waters Corp.*                                            317              11,783
Watson Pharmaceuticals, Inc.*                            288               8,513
WellPoint, Inc.*                                       1,615             112,469
Wyeth                                                  3,529             157,041
Zimmer Holdings, Inc.*                                   648              49,358
                                                                      ----------
                                                                       3,822,280
                                                                      ----------
INDUSTRIAL (6.3%)
3M Company                                             2,029             146,697
Allied Waste Industries, Inc.*                           713               5,654
American Power Conversion                                472              11,134
American Standard Cos., Inc.                             473              19,828
Apollo Group, Inc. Cl A*                                 436              34,104
Avery Dennison Corp.                                     267              14,140
Block (H. & R.), Inc.                                    434              25,324
Boeing Co.                                             2,186             144,276
Burlington Northern Santa Fe                             994              46,798
CSX Corp.                                                566              24,146
Caterpillar, Inc.                                        901              85,874
Cendant Corp.                                          2,772              62,010
Cintas Corp.                                             392              15,131
Cooper Industries, Ltd.*                                 243              15,528
Cummins, Inc.                                            113               8,431
Danaher Corp.                                            723              37,842
Deere & Co.                                              649              42,503
Delta Air Lines, Inc.*                                   379               1,425
Donnelley (R.R.) & Sons Co.                              566              19,533

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

INDEXED ASSETS:                                       Shares            Value($)
COMMON STOCKS:                                        ------            --------
INDUSTRIAL (Cont'd.)
Dover Corp.                                              535              19,463
Eaton Corp.                                              401              24,020
Emerson Electric Co.                                   1,101              68,956
Equifax, Inc.                                            342              12,213
FedEx Corp.                                              791              64,079
Fisher Scientific Intl.*                                 308              19,989
Fluor Corp.                                              224              12,900
General Dynamics Corp.                                   525              57,509
General Electric Co.                                  27,963             968,918
Goodrich Corporation                                     316              12,943
Grainger (W.W.), Inc.                                    220              12,054
Honeywell International, Inc.                          2,249              82,381
ITT Industries, Inc.                                     242              23,626
Illinois Tool Works, Inc.                                722              57,529
Ingersoll Rand Co.*                                      444              31,679
L-3 Communications Hldgs., Inc.                          313              23,970
Lockheed Martin Corp.                                  1,065              69,087
Masco Corp.                                            1,143              36,302
Monster Worldwide, Inc.*                                 317               9,092
Navistar International Corp.*                            173               5,536
Norfolk Southern Corp.                                 1,066              33,003
Northrop Grumman Corp.                                   946              52,267
PACCAR, Inc.                                             456              31,008
Pall Corp.                                               325               9,867
Parker Hannifin Corp.                                    316              19,595
Pitney Bowes, Inc.                                       606              26,391
Raytheon Co,                                           1,190              46,553
Robert Half Intl., Inc.                                  422              10,537
Rockwell Automation, Inc.                                459              22,358
Rockwell Collins                                         468              22,314
Ryder System, Inc.                                       168               6,149
Southwest Airlines Co.                                 1,945              27,094
Textron, Inc.                                            355              26,927
Tyco International, Ltd.                               5,325             155,490
Union Pacific Corp.                                      685              44,388
United Parcel Service Cl B                             2,940             203,330
United Technologies Corp.                              2,690             138,132
Waste Management, Inc.                                 1,494              42,340
                                                                      ----------
                                                                       3,290,367
                                                                      ----------
TECHNOLOGY (8.3%)
ADC Telecommunications, Inc.*                            304               6,618
Adobe Systems, Inc.                                    1,289              36,891
Advanced Micro Devices, Inc.*                          1,035              17,947
Affiliated Computer Svcs.*                               333              17,016
Agilent Technologies, Inc.*                            1,136              26,151
Altera Corp.*                                            978              19,384
Analog Devices, Inc.                                     979              36,526
Andrew Corp.*                                            422               5,385
Apple Computer, Inc.*                                  2,172              79,951
Applied Materials, Inc.                                4,334              70,124
Applied Micro Circuits, Corp.*                           809               2,071
Autodesk, Inc.*                                          603              20,725
Automatic Data Processing, Inc.                        1,532              64,298
Avaya, Inc.*                                           1,261              10,492
BMC Software, Inc.*                                      582              10,447
Broadcom Corp. Cl A*                                     764              27,130
Ciena Corp.*                                           1,520               3,177

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

INDEXED ASSETS:                                       Shares            Value($)
COMMON STOCKS:                                        ------            --------
TECHNOLOGY (Cont'd.)
Cisco Systems, Inc.*                                  16,849             321,984
Citrix Systems, Inc.*                                    445               9,639
Computer Associates Intl., Inc.                        1,398              38,417
Computer Sciences Corp.*                                 485              21,195
Compuware Corp.*                                       1,017               7,312
Comverse Technology, Inc.*                               519              12,274
Convergys Corp.*                                         374               5,318
Corning, Inc.*                                         3,821              63,505
Dell, Inc.*                                            6,383             252,192
EMC Corp.*                                             6,335              86,853
Electronic Arts, Inc.*                                   809              45,797
Electronic Data Systems Corp.                          1,360              26,180
First Data Corp.                                       2,053              82,407
Fiserv, Inc.*                                            507              21,776
Freescale Semiconductor Cl A*                          1,055              22,345
Gateway, Inc.*                                           786               2,594
Hewlett-Packard Co.                                    7,606             178,817
Intel Corp.                                           16,276             424,153
Intl. Business Machines Corp.                          4,254             315,647
Intuit, Inc.*                                            487              21,969
JDS Uniphase Corp.*                                    3,818               5,803
Jabil Circuit, Inc.*                                     482              14,812
KLA Tencor Corp.                                         516              22,549
LSI Logic Corp.*                                       1,022               8,677
Lexmark Int'l, Inc.*                                     333              21,588
Linear Technology Corp.                                  807              29,609
Lucent Technologies*                                  11,680              33,989
Maxim Integrated Products, Inc.                          858              32,784
Mercury Interactive Corp.*                               222               8,516
Micron Technology, Inc.*                               1,613              16,469
Microsoft Corp.                                       26,492             658,050
Molex Inc., Cl A                                         441              11,484
Motorola, Inc.                                         6,465             118,051
NCR Corp.*                                               490              17,209
NVIDIA Corporation*                                      436              11,650
National Semiconductor Corp.                             920              20,268
Network Appliance, Inc.*                                 962              27,196
Novell, Inc.*                                            995               6,169
Novellus Systems, Inc.*                                  367               9,069
Oracle Corp.*                                         11,658             153,886
PMC Sierra, Inc.*                                        472               4,404
Parametric Technology Corp.*                             711               4,536
Paychex, Inc.                                            934              30,392
QLogic Corp.*                                            242               7,471
Qualcomm, Inc.                                         4,307             142,174
Sabre Group Holdings, Inc.                               346               6,903
Sanmina Corp.*                                         1,386               7,581
Scientific-Atlanta, Inc.                                 400              13,308
Siebel Systems, Inc.                                   1,353              12,042
Solectron Corp.*                                       2,563               9,714
Sun Microsystems, Inc.*                                8,980              33,495
Sungard Data Sys., Inc.*                                 759              26,694
Symantec Corp.*                                        1,875              40,763
Symbol Technologies, Inc.                                637               6,287
Tektronix, Inc.                                          235               5,468
Tellabs, Inc.*                                         1,182              10,283
Teradyne, Inc.*                                          510               6,105
Texas Instruments, Inc.                                4,382             123,003
Unisys Corp.*                                            886               5,608
Veritas Software Corp.*                                1,127              27,499
Xerox Corp.*                                           2,526              34,834

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

INDEXED ASSETS:                                       Shares            Value($)
COMMON STOCKS:                                        ------            --------
TECHNOLOGY (Cont'd.)
Xilinx, Inc.                                             925              23,588
Yahoo!, Inc.*                                          3,461             119,924
                                                                      ----------
                                                                       4,344,611
                                                                      ----------
TELECOMMUNICATIONS (1.7%)
AT&T Corp.                                             2,112              40,212
Alltel Corp.                                             860              53,561
BellSouth Corp.                                        4,828             128,280
CenturyTel, Inc.                                         353              12,224
Citizens Communications Co.                              898              12,069
Nextel Communications, Inc.*                           2,960              95,638
Qwest Communications Intl.*                            4,409              16,357
SBC Communications, Inc.                               8,709             206,839
Sprint Corp. (FON Gp.)                                 3,901              97,876
Verizon Communications                                 7,296             252,077
                                                                      ----------
                                                                         915,133
                                                                      ----------
UTILITIES (1.9%)
AES Corp.*                                             1,722              28,206
Allegheny Energy, Inc.*                                  427              10,769
Ameren Corp.                                             536              29,641
American Electric Power, Inc.                          1,007              37,128
CINergy Corp.                                            523              23,441
CMS Energy Corp.*                                        577               8,690
Calpine Corp.*                                         1,419               4,825
Centerpoint Energy, Inc.                                 760              10,040
Consolidated Edison, Inc.                                637              29,837
Constellation Energy Group                               464              26,768
DTE Energy Co.                                           457              21,374
Dominion Resources, Inc.                                 895              65,684
Duke Energy Corp.                                      2,443              72,630
Dynergy, Inc.*                                           870               4,228
Edison International                                     856              34,711
Entergy Corp.                                            560              42,308
Exelon Corp.                                           1,764              90,546
FPL Group, Inc.                                        1,028              43,238
FirstEnergy Corp.                                        866              41,663
Keyspan Corporation                                      455              18,519
NiSource, Inc.                                           712              17,608
Nicor, Inc.                                              116               4,776
PG & E Corp.                                             976              36,639
PPL Corporation                                          497              29,512
Peoples Energy Corp.                                     100               4,346
Pinnacle West Capital Corp.                              258              11,468
Progress Energy, Inc.                                    649              29,361
Public Svc. Enterprise Group                             627              38,134
Sempra Energy                                            625              25,819
Southern Co.                                           1,962              68,023
TXU Corp.                                                631              52,430
Teco Energy, Inc.                                        542              10,249
Xcel Energy, Inc.                                      1,053              20,555
                                                                      ----------
                                                                         993,166
                                                                      ----------
TOTAL INDEXED ASSETS-COMMON STOCKS
  (Cost: $29,266,068)  54.6%                                          28,687,654
                                                                      ----------
----------
* Non-income producing security.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)


                                                                                               Face
                                                                Rate(%)       Maturity       Amount($)          Value($)
                                                                -------       --------       ---------          --------
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)                                           2.84         07/21/05           200,000         199,683
                                                                                                              ----------
U.S. GOVERNMENT AGENCIES (3.4%)
Federal Home Loan Bank                                           2.50         07/01/05         1,770,000       1,770,000
                                                                                                              ----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,969,683) 3.8%                                                       1,969,683
                                                                                                              ----------
TOTAL INDEXED ASSETS (Cost:  $31,235,751)  58.4%                                                              30,657,337
                                                                                                              ----------

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

----------

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2005:
--------------------------------------------------


                                                                 Underlying
                                                                    Face
                                               Expiration         Amount at          Unrealized
                                                  Date              Value            Gain(Loss)
                                               ----------        -----------         ----------
Purchased
6 S&P 500 Stock Index Futures Contracts      September 2005       $1,793,250          ($21,663)

Face value of futures purchased and oustanding as a percentage of total investments in securities: 3.4%


         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

ACTIVE ASSETS:                                        Shares            Value($)
COMMON STOCKS:                                        ------            --------
BASIC MATERIALS (1.2%)
A. Schulman, Inc.                                      2,143              38,338
Alcan Inc.                                               690              20,700
Allegheny Technologies, Inc.                           1,422              31,369
Coeur D'Alene Mines Corp.*                             6,046              21,947
Cytec Industries, Inc.                                 1,503              59,819
Dow Chemical Co.                                         510              22,710
FMC Corp.*                                             1,343              75,396
Georgia Gulf Corp.                                     1,352              41,980
Lone Star Technologies, Inc.*                          1,265              57,558
Longview Fibre Co.                                     2,846              58,485
Lubrizol Corp.                                         1,451              60,957
Matthews Intl. Corp. Cl. A                               638              24,856
Phelps Dodge Corp.                                       550              50,875
The Mosaic Co.*                                        1,107              17,225
Weyerhaeuser Co.                                       1,010              64,287
                                                                      ----------
                                                                         646,502
                                                                      ----------
CONSUMER, CYCLICAL (4.5%)
eBay, Inc.*                                            6,600             217,866
Boyd Gaming Corp.                                      1,446              73,934
Buffalo Wild Wings, Inc.*                              1,800              56,160
CNET Networks, Inc.*                                   2,010              23,597
Cache, Inc.*                                           1,169              19,429
Carnival Corp.                                         1,420              77,461
Catalina Marketing Corp.                                 712              18,092
Celebrate Express, Inc.*                               2,432              32,929
Comcast Corp. Cl A*                                    3,210              98,547
Crown Holdings, Inc.*                                 11,885             169,124
Deckers Outdoor Corp.*                                   769              18,917
Dick's Sporting Goods, Inc.*                           1,564              60,355
Disney (Walt) Co.                                      3,670              92,411
Gamestop Corp.                                           536              17,533
Guitar Center, Inc.*                                   1,059              61,814
Harman Intl. Industries, Inc.                          1,000              81,360
Harris Interactive*                                    1,960               9,545
Hibbett Sporting Goods, Inc.*                          1,750              66,220
Hudson Highland Group*                                 2,080              32,427
Jacuzzi Brands, Inc.*                                  7,905              84,821
Kohl's Corp.*                                          1,650              92,252
Lithia Motors, Inc. Cl A                                 840              24,234

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

ACTIVE ASSETS:                                        Shares            Value($)
COMMON STOCKS:                                        ------            --------
CONSUMER, CYCLICAL (Cont'd.)
McDonald's Corp.                                       1,190              33,023
Modine Manufacturing Co.                               2,390              77,818
P.F. Changs China Bistro, Inc.*                        1,036              61,103
Pinnacle Entertainment, Inc.*                          1,975              38,631
Proquest Company*                                        677              22,199
Quiksilver, Inc.*                                      4,030              64,399
Red Robin Gourmet Burgers*                               770              47,725
Regent Communications, Inc.*                           3,060              17,962
Sharper Image Corp.*                                     730               9,293
Shopko Stores, Inc.*                                   2,800              68,068
Starwood Hotels & Resorts                              1,010              59,156
Sunterra Corporation*                                  4,814              78,035
The Warnaco Group, Inc.*                               2,522              58,637
Thor Industries, Inc.                                    683              21,467
Time Warner, Inc.*                                     6,470             108,114
Viacom, Inc. Cl B                                      2,940              94,139
Wolverine World Wide, Inc.                             2,451              58,849
                                                                      ----------
                                                                       2,347,646
                                                                      ----------
CONSUMER, NON-CYCLICAL (0.9%)
Alkermes, Inc.*                                        1,630              21,549
CVS Corp.                                              1,560              45,349
Chiquita Brands Intl., Inc.                            2,750              75,515
Conmed Corp.*                                            804              24,739
General Mills, Inc.                                      510              23,863
Longs Drug Stores Corp.                                2,592             111,586
MGI Pharma, Inc.,*                                     3,160              68,762
Medicines Company*                                       805              18,781
Phase Forward, Inc.*                                   3,619              24,609
Serologicals Corp.*                                    2,194              46,623
Walter Industries, Inc.                                  429              17,246
                                                                      ----------
                                                                         478,622
                                                                      ----------
ENERGY (2.6%)
Bill Barrett Corp,*                                      450              13,311
Cimarex Energy Co.                                       475              18,482
ChevronTexaco Corp.                                    2,000             111,840
ConocoPhillips                                         1,630              93,709
Denbury Resources, Inc.*                               1,778              70,711
Devon Energy Corp.                                     1,520              77,034
Frontier Oil Corp.                                     3,298              96,796
Grey Wolf, Inc.*                                       3,876              28,721
Holly Corp.                                              350              16,335
Halliburton Co.                                        1,310              62,644
Houston Exploration Co.*                                 920              48,806
NS Group, Inc*                                         3,710             120,612
Plains Exploration & Prod. Co.*                        1,247              44,306
Range Resources Corp.                                  6,387             171,810
Southern Union Co.*                                    2,765              67,881
Stone Energy Corp.*                                      680              33,252
Tesoro Petroleum Corp.                                   760              35,355
Todco Cl A*                                            1,020              26,183
Transocean, Inc.*                                      1,380              74,479
Unisource Energy Corp.                                 2,390              73,493
Valero Energy Corp.                                      960              75,946
                                                                      ----------
                                                                       1,361,706
                                                                      ----------

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

ACTIVE ASSETS:                                        Shares            Value($)
COMMON STOCKS:                                        ------            --------
FINANCIAL (9.6%)
Alabama National Bancorp                               1,058              69,161
Allstate Corp.                                         1,070              63,933
American Equity Invt. Life                             1,100              13,068
American Int'l. Group, Inc.                            2,500             145,250
Amli Residential Properties                            1,530              47,828
Argonaut Group, Inc.*                                  1,617              37,337
Assured Guaranty Co.*                                  3,607              84,260
Bank Mutual Corp.                                      4,917              54,382
Bank of America Corp.                                  4,680             213,455
BankAtlantic Bancorp, Inc. Cl A                        4,535              85,938
Banner Corporation                                     1,015              28,430
BB & T Corp.                                             590              23,582
Bear Stearns Cos., Inc.                                  580              60,285
Boykin Lodging Company*                                1,000              13,400
Brookline Bankcorp                                     5,033              81,837
Capital Automotive REIT                                1,802              68,782
Capital One Financial Corp.                              710              56,807
Carramerica Realty Corp.                                 946              34,226
Charles Schwab Corp.                                  28,000             315,840
Choice Hotels Intl., Inc.                                596              39,157
Citigroup, Inc.                                       11,000             508,530
Cohen & Steers, Inc.                                     400               8,244
Columbia Banking System                                1,290              31,760
Comerica, Inc.                                           530              30,634
Conseco, Inc.*                                         2,116              46,171
ECC Capital Corp.                                      5,690              37,895
Equity Inns, Inc.                                      6,351              84,468
Equity Office Properties                                 960              31,776
Equity One, Inc.                                       1,200              27,240
Equity Residential                                       870              32,033
First Financial Holdings, Inc.                           470              14,058
First Niagara Financial Grp                            4,837              70,523
First State Bank Corporation                           2,448              47,222
FNB Corp.                                              1,182              23,226
Franklin Resources, Inc.                                 240              18,475
Getty Realty Corp.                                       887              24,570
Gladstone Capital Corp.                                  470              10,998
Golden West Financial Corp.                              730              46,997
Goldman Sachs Group, Inc.                                460              46,929
Hartford Financial Svc. Gp., Inc.                        700              52,346
Highwoods Properties, Inc.                             2,218              66,008
Iberiabank Corp.                                         190              11,706
J.P. Morgan Chase & Co.                                3,460             122,207
KNBT Bancorp, Inc .                                    3,824              57,704
Knight Capital Group, Inc.*                            1,540              11,735
LandAmerica Financial Group                            1,195              70,947
LaSalle Hotel Properties                               1,200              39,372
MAF Bancorp                                            1,742              74,261
Max Re Capital, Ltd.*                                    800              18,320
MBNA Corp.                                            10,000             261,600
Medical Properties Trust, Inc.                         3,940              39,597
Merrill Lynch & Co., Inc.                              1,690              92,967
Mid-America Apt Communities                            1,538              69,856
Morgan Stanley                                         1,100              57,717
National City Corp.                                    1,980              67,558
National Financial Partners                              718              28,103
New Century Financial Corp.                              334              17,184
NewAlliance Bankshares, Inc.                           4,440              62,382
North Fork Bancorp, Inc.                               2,650              74,439
Pennsylvania REIT                                      1,373              65,218
Placer Sierra Banschares                               1,100              29,997
Prentiss Properties Trust                                493              17,965

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

ACTIVE ASSETS:                                        Shares            Value($)
COMMON STOCKS:                                        ------            --------
FINANCIAL (Cont'd.)
PrivateBancorp, Inc.                                   1,596              56,466
Provident Financial Services                           4,078              71,650
Safeco Corp.                                             780              42,385
Santander Bancorp                                      1,575              39,470
St. Paul Travelers Co., Inc.                           1,330              52,575
Sterling Financial Corp.*                              2,068              77,343
Stewart Information Services                           1,358              57,036
Sws Group, Inc.                                        1,871              32,144
Taberna Realty Fin. Trust*                             6,000              60,000
Texas Capital Bancshares*                              2,710              53,495
Texas Regional Bancshares                              2,150              65,532
TrustCo Bank Corp. (N.Y.)                                870              11,362
UNUM Provident Corp.                                   1,960              35,907
Vintage Wine Trust, Inc.                               6,160              61,600
Wachovia Corp.                                         1,900              94,240
Wells Fargo & Company                                  2,580             158,876
                                                                      ----------
                                                                       5,057,977
                                                                      ----------
HEALTHCARE (3.7%)
Adolor Corporation*                                    1,418              13,117
Advanced Medical Optics, Inc.*                         2,022              80,375
Aetna, Inc.                                              780              64,600
Amgen, Inc.*                                           4,000             241,840
Amsurg Corp.*                                            800              22,152
Amylin Pharmaceuticals, Inc.*                          1,180              24,697
Apria Healthcare Group, Inc.*                            695              24,075
Auxilium Pharmaceuticals, Inc.*                        2,200              10,494
Bausch & Lomb, Inc.                                      280              23,240
Bioenvision, Inc.*                                     2,905              21,148
CV Therapeutics, Inc.*                                 1,581              35,446
Caliper Life Sciences, Inc.*                           6,200              34,720
Cardinal Health, Inc.                                    410              23,608
Caremark Rx, Inc.*                                       920              40,958
Centene Corporation*                                   2,606              87,509
Digene Corp.*                                            990              27,403
Genesis HealthCare Corp.*                                700              32,396
HCA, Inc.                                                730              41,369
Humana, Inc.*                                            920              36,561
Immunicon Corp.*                                       4,012              20,341
Inspire Pharmaceuticals, Inc.*                         1,694              14,263
Kensey Nash Corp.*                                       912              27,579
Medtronic, Inc.                                        5,600             290,024
OSI Pharmaceuticals, Inc.*                               131                  12
Par Pharmaceutical Cos.,  Inc*                           537              17,082
Pfizer, Inc.                                          16,070             443,211
Rigel Pharmaceuticals, Inc.*                             975              19,422
Steris Corp.                                             781              20,126
Theravance, Inc.                                         981              16,677
Telik, Inc.*                                             845              13,740
United Surgical Partners, Inc.*                          670              34,894
Universal American Financial*                            500              11,310
Valeant Pharmaceuticals                                  939              16,555
Ventana Medical Systems, Inc.*                         1,914              77,000
Wright Medical Group, Inc.*                            1,961              52,359
                                                                      ----------
                                                                       1,960,303
                                                                      ----------

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

ACTIVE ASSETS:                                        Shares            Value($)
COMMON STOCKS:                                        ------            --------
INDUSTRIAL (6.3%)
Acuity Brands, Inc.                                      800              20,552
Actuant Corp. Cl A*                                      742              35,571
Affymetrix, Inc.*                                      3,900             210,327
Apogee Enterprises, Inc.                               5,276              81,092
Audiovox Corp. Cl A*                                   7,280             112,840
Aviall, Inc.*                                            649              20,502
Benchmark Electronics*                                 2,574              78,301
Boeing Co.                                               830              54,780
Burlington Northern Santa Fe                           1,240              58,379
Cal Dive International, Inc.*                          1,089              57,031
Caterpillar, Inc.                                      2,200             209,682
Cendant Corp.                                          1,650              36,911
Champion Enterprises, Inc*                             8,639              85,872
Ciber, Inc.*                                           5,178              41,320
Cooper Industries, Ltd.*                                 730              46,647
Curtis Wright Corp Cl B                                  860              46,397
Cymer, Inc.*                                             640              16,864
Diagnostic Products Corp.                                500              23,665
Digital River, Inc.*                                   1,059              33,623
ElkCorp                                                1,250              35,688
Engineered Support Systems                             1,607              57,579
FedEx Corp.                                              390              31,594
Fisher Scientific Intl.*                                 550              35,695
Gardner Denver Machinery*                              1,595              55,953
General Cable Corp.*                                   4,003              59,364
General Dynamics Corp.                                   690              75,583
Genesis Microchip Corp.*                               1,530              28,244
Gevity HR Inc                                          1,511              30,265
Granite Construction                                     400              11,240
HEICO Corp.                                              820              19,196
Honeywell International, Inc.                          1,970              72,161
Hydril Company*                                          908              49,350
Kennametal, Inc.                                       1,730              79,321
Kerzner International, Ltd.*                             827              47,098
Kirby Corp.*                                           1,057              47,671
Lincoln Electric Holdings                                900              29,835
Landstar System, Inc.*                                 1,547              46,688
Laureate Education, Inc.*                              1,468              70,258
MKS Instruments, Inc.*                                 1,164              19,660
Mine Safety Appliances Co.                             1,307              60,383
Molecular Devices Corp.*                               1,190              25,775
Mykrolis Corp.*                                        3,808              54,112
Noven Pharmaceuticals*                                 1,224              21,396
Penn National Gaming, Inc.*                            1,666              60,809
RailAmerica, Inc.*                                     9,484             112,860
Regal-Beloit Corp.                                       800              23,328
Rockwell Automation, Inc.                              2,500             121,775
Siligan Holdings, Inc.                                 1,771              99,601
TTM Technologies*                                      3,670              27,929
Textron, Inc.                                            370              28,065
Trinity Industries                                     1,668              53,426
Triumph Group, Inc.*                                   1,056              36,707
Tyco International, Ltd.                                 640              18,688
USEC, Inc.                                               980              14,347
UTI Worldwide, Inc.*                                   1,164              81,038
United Parcel Service Cl B                             3,000             207,480
Universal Forest Products                              1,733              71,833
Woodhead Industries, Inc.                                 70                 883
                                                                      ----------
                                                                       3,293,234
                                                                      ----------
TECHNOLOGY (9.1%)
American Reprographics Co.                             1,100              17,698
ASE Test Limited*                                      5,574              35,896

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

ACTIVE ASSETS:                                        Shares            Value($)
COMMON STOCKS:                                        ------            --------
TECHNOLOGY (Cont'd.)
Angiotech Pharmaceuticals*                             1,201              16,621
Anixter International, Inc.*                           1,506              55,977
Applied Materials, Inc.                               15,000             242,699
Ask Jeeves, Inc.*                                        839              25,328
Avid Technology, Inc.*                                 3,034             161,651
CMG Information Services, Inc.*                       10,484              19,814
Cisco Systems, Inc.*                                  15,000             286,649
Cognex Corp.                                             650              17,023
Cognizant Tech Solutions*                              3,900             183,806
Credence Systems Corp.*                                2,271              20,552
Cypress Semiconductor Corp.*                           3,422              43,082
DRS Technologies, Inc.                                 1,668              85,534
DSP Group, Inc.*                                         956              22,820
Dell, Inc.*                                            7,000             276,570
Dot Hill Systems*                                      3,920              20,541
EMC Corp.*                                            25,090             343,984
Electronic Arts, Inc.*                                 4,700             266,067
Electronics For Imaging, Inc.*                         1,137              23,922
Exelixis, Inc*                                         1,830              13,597
F5 Networks, Inc.*                                       428              20,217
Gartner, Inc.*                                         1,724              18,309
Hewlett-Packard Co.                                    2,480              58,305
Infospace.Com, Inc.*                                     441              14,522
Integrated Device Tech., Inc.*                         4,327              46,515
Integrated Silicon Solution*                           3,587              26,580
Interdigital Comm. Corp.*                              1,000              17,500
Juniper Networks, Inc.*                               10,500             264,390
KLA Tencor Corp.                                       1,290              56,373
Kronos, Inc.*                                            448              18,095
Lecroy Corp.*                                          2,355              32,381
Linear Technology Corp.                                7,000             256,830
Lionbridge Technologies, Inc.*                         4,844              32,842
Macrovision Corp.*                                       881              19,858
Maxim Integrated Products, Inc.                        6,300             240,723
Medics Pharmaceutical Corp                               880              27,922
Mentor Graphics Corp.*                                 1,835              18,809
Micrel, Inc.*                                          5,055              58,234
Micros Systems, Inc.*                                    574              25,687
Motorola, Inc.                                         5,240              95,682
On Semiconductor*                                      7,814              35,944
PalmSource, Inc.*                                      1,995              16,958
Parametric Technology Corp.*                          10,613              67,711
Perot Systems Corp. Cl  A*                             1,250              17,775
Powerwave Technologies, Inc.*                          2,792              28,534
Qualcomm, Inc.                                         6,000             198,060
RF Micro Devices*                                      3,793              20,596
RSA Security, Inc.*                                      950              10,906
RealNetworks, Inc.*                                    2,277              11,317
Sanmina Corp.*                                         3,900              21,333
Skyworks Solutions, Inc.*                             13,147              96,893
Symantec Corp.*                                        9,500             206,530
Symbol Technologies, Inc.                              8,500              83,895
Synaptics, Inc.*                                       1,095              23,389
Texas Instruments, Inc.                                3,240              90,947
Titan Corp.*                                             708              16,100

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

ACTIVE ASSETS:                                        Shares            Value($)
COMMON STOCKS:                                        ------            --------
TECHNOLOGY (Cont'd.)
Trimble Navigation, Ltd*                                 781              30,436
Varian Semiconductor Equip.*                             460              17,020
Viasat, Inc.*                                          2,312              47,003
Wabtech                                                1,500              32,220
Websense, Inc.*                                          532              25,563
Westell Technologies, Inc. Cl A*                       3,500              20,930
Wireless Facilities, Inc.*                             2,317              14,667
Xenogen Corporation*                                   3,570              13,388
aQuantive, Inc*                                        4,563              80,856
                                                                      ----------
                                                                       4,758,576
                                                                      ----------
TELECOMMUNICATIONS (0.8%)
BellSouth Corp.                                        3,210              85,290
CT Communications, Inc.                                1,450              18,923
SpectraLink Corporation                                3,620              38,082
Sprint Corp. (FON Gp.)                                 3,170              79,535
Tekelec*                                               3,500              58,800
Valor Communications Group                             2,110              29,118
Verizon Communications                                 3,580             123,689
                                                                      ----------
                                                                         433,437
                                                                      ----------
UTILITIES (1.2%)
Avista Corp                                            1,420              26,398
Constellation Energy Group                               940              54,229
Dominion Resources, Inc.                               1,010              74,124
Exelon Corp.                                           1,620              83,155
FirstEnergy Corp.                                      1,220              58,694
PNM Resources, Inc.                                    3,425              98,674
Sempra Energy                                          1,230              50,811
Sierra Pacific Resources*                              3,750              46,688
Southwestern Energy Co.*                               1,712              80,430
Westar Energy, Inc.                                    2,959              71,105
                                                                      ----------
                                                                         644,308
                                                                      ----------
TOTAL ACTIVE ASSETS-COMMON STOCKS
  (Cost: $19,233,661)  39.9%                                          20,982,311
                                                                      ----------
----------
* Non-income producing security.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)


ACTIVE ASSETS:                                                                   Shares           Value($)
PREFERRED STOCKS:                                                                ------           --------
ENERGY (0.1%)
Whittier Energy                                                      .              910             54,600
                                                                                               -----------

TOTAL PREFERRED STOCKS (Cost: $54,600) 0.1%                                                         54,600
                                                                                               -----------

                                                                                  Face
LONG-TERM DEBT SECURITIES:                        Rate(%)       Maturity        Amount($)         Value($)
FINANCIAL (0.1%)                                  -------       --------        ---------         --------
GSC Capital Corp.                                  7.25         07/15/10          60,000            60,000
                                                                                               -----------

TOTAL LONG-TERM DEBT SECURITIES ** (Cost: $60,000) 0.1%                                             60,000
                                                                                               -----------

                                                                                   Face
SHORT-TERM DEBT SECURITIES:                        Rate(%)       Maturity        Amount($)        Value($)
U.S. GOVERNMENT AGENCIES (0.8%)                    -------       --------        ---------        --------
Federal Home Loan Bank                              2.50         07/01/05         395,000          395,000
                                                                                               -----------
COMMERCIAL PAPER  (0.5%)
Coca Cola Enterprises                               3.35         07/01/05         280,000          280,000
                                                                                               -----------
TOTAL SHORT-TERM DEBT SECURITIES ** (Cost: $675,000) 1.3%                                          675,000
                                                                                               -----------
TEMPORARY CASH INVESTMENTS (Cost: $111,300) 0.2%                                                   111,300
                                                                                               -----------
TOTAL INVESTMENTS (Cost: $51,370,312) 100.0%                                                   $52,540,548
                                                                                               ===========

----------
** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2005 was 2.8%.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
BASIC MATERIALS (2.8%)
Air Products & Chemicals, Inc.                         1,113              67,114
Alcoa, Inc.                                            4,233             110,608
Allegheny Technologies, Inc.                             433               9,552
Ball Corp.                                               532              19,131
Bemis Co.                                                518              13,748
Dow Chemical Co.                                       4,665             207,732
Du Pont (E.I.) de Nemours & Co.                        4,834             207,910
Eastman Chemical Co.                                     390              21,509
Ecolab, Inc.                                           1,068              34,560
Engelhard Corp.                                          591              16,873
Freeport-McMoran Copper Cl B                             865              32,386
Georgia-Pacific (Timber Group)                         1,256              39,941
Great Lakes Chemical Corp.                               249               7,836
Hercules, Inc.*                                          541               7,655
International Paper Co.                                2,371              71,628
Intl. Flavors & Fragrances                               428              15,502
Louisiana-Pacific Corp.                                  536              13,175
MeadWestvaco Corp.                                       905              25,376
Monsanto Co.                                           1,302              81,857
Newmont Mining Corp. Holding Co.                       2,164              84,461
Nucor Corp.                                              772              35,219
PPG Industries, Inc.                                     837              52,530
Pactiv Corp.*                                            718              15,494
Phelps Dodge Corp.                                       467              43,198
Praxair, Inc.                                          1,561              72,743
Rohm & Haas Co.                                          940              43,560
Sealed Air Corp.*                                        404              20,115
Sigma-Aldrich Corp.                                      333              18,661
Temple-Inland, Inc.                                      604              22,439
United States Steel Group                                552              18,972
Vulcan Materials Co.                                     498              32,365
Weyerhaeuser Co.                                       1,188              75,616
                                                                       ---------
                                                                       1,539,466
                                                                       ---------
CONSUMER, CYCLICAL (11.0%)
eBay, Inc.*                                            5,896             194,627
AutoZone, Inc.*                                          327              30,234
Autonation, Inc.*                                      1,092              22,408
Bed Bath & Beyond, Inc.*                               1,434              59,913
Best Buy Co., Inc.                                     1,444              98,986
Big Lots, Inc.*                                          546               7,229
Black & Decker Corp.                                     388              34,862
Brunswick Corp.                                          468              20,274
Carnival Corp.                                         2,557             139,484
Centex Corp.                                             612              43,250
Circuit City Group, Inc.                                 925              15,993
Clear Channel Communications*                          2,475              76,552
Coach, Inc.*                                           1,830              61,433
Comcast Corp. Cl A*                                   10,696             328,367
Cooper Tire & Rubber Co.                                 309               5,738
Dana Corp.                                               726              10,897
Darden Restaurants, Inc.                                 714              23,548
Delphi Corporation                                     2,724              12,667
Dillard's Inc. Cl A                                      342               8,010
Disney (Walt) Co.                                      9,899             249,257
Dollar General Corp.                                   1,458              29,685
Dow Jones & Co., Inc.                                    341              12,088

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
CONSUMER, CYCLICAL (Cont'd.)
Eastman Kodak Co.                                      1,386              37,214
Family Dollar Stores, Inc.                               811              21,167
Federated Department Stores                              818              59,943
Ford Motor Co.                                         8,931              91,453
Fortune Brands, Inc.                                     701              62,249
Gannett Co., Inc.                                      1,214              86,352
Gap, Inc.                                              3,678              72,641
General Motors Corp.                                   2,744              93,296
Genuine Parts Co.                                        845              34,721
Goodyear Tire & Rubber Co.*                              850              12,665
Harley-Davidson, Inc.                                  1,382              68,547
Harrah's Entertainment, Inc.                             881              63,494
Hasbro, Inc.                                             807              16,778
Hilton Hotels Corp.                                    1,860              44,361
Home Depot, Inc.                                      10,417             405,221
International Game Technology                          1,668              46,954
Interpublic Group of Cos., Inc.*                       2,045              24,908
Johnson Controls, Inc.                                   924              52,049
Jones Apparel Group, Inc.                                592              18,376
KB Home                                                  402              30,644
Knight-Ridder, Inc.                                      365              22,389
Kohl's Corp.*                                          1,576              88,114
Leggett & Platt                                          923              24,533
Limited Brands, Inc.                                   1,847              39,563
Liz Claiborne, Inc.                                      525              20,874
Lowe's Companies, Inc.                                 3,749             218,267
Marriott International, Inc.                             972              66,310
Mattel, Inc.                                           1,998              36,563
May Department Stores Co.                              1,453              58,352
Maytag Corp.                                             384               6,013
McDonald's Corp.                                       6,151             170,690
McGraw-Hill Cos., Inc.                                 1,818              80,447
Meredith Corp.                                           220              10,793
NIKE, Inc. Cl B                                        1,111              96,213
New York Times Co. Cl A                                  705              21,961
Newell Rubbermaid, Inc.                                1,329              31,683
News Corp., Inc.                                      14,078             227,782
Nordstrom, Inc.                                          596              40,510
Office Depot, Inc.*                                    1,533              35,014
OfficeMax, Inc.                                          343              10,211
Omnicom Group, Inc.                                      890              71,075
Penney (J.C.) Co., Inc.                                1,278              67,197
Pulte Homes, Inc.                                        573              48,275
RadioShack Corp.                                         755              17,493
Reebok International Ltd.                                271              11,336
Sears Holding Corp.*                                     496              74,336
Sherwin-Williams Co.                                     612              28,819
Snap-On, Inc.                                            280               9,604
Stanley Works                                            364              16,577
Staples, Inc.                                          3,575              76,219
Starbucks Corp.*                                       1,892              97,741
Starwood Hotels & Resorts                              1,049              61,440
TJX Companies, Inc.                                    2,283              55,591
Target Corp.                                           4,287             233,256
Tiffany & Co.                                            704              23,063
Time Warner Inc.*                                     22,740             379,985
Toys R Us, Inc.*                                       1,075              28,466
Tribune Co.                                            1,442              50,730
Univision Communications, Inc.*                        1,411              38,873
V F Corp.                                                483              27,637

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
CONSUMER, CYCLICAL (Cont'd.)
Viacom, Inc. Cl B                                      7,825             250,557
Visteon Corp.*                                           626               3,775
Wendy's International, Inc.                              551              26,255
Whirlpool Corp.                                          323              22,646
Yum! Brands, Inc.                                      1,409              73,381
                                                                       ---------
                                                                       5,929,144
                                                                       ---------
CONSUMER, NON-CYCLICAL (9.9%)
Alberto-Culver Co. Cl A                                  410              17,765
Albertson's, Inc.                                      1,780              36,810
Altria Group, Inc.                                    10,051             649,898
Anheuser-Busch Cos., Inc.                              3,768             172,386
Archer-Daniels-Midland Co.                             3,027              64,717
Avon Products, Inc.                                    2,291              86,714
Brown-Forman Corp. Cl B                                  436              26,361
CVS Corp.                                              3,931             114,274
Campbell Soup Co.                                      1,574              48,432
Clorox Co.                                               742              41,344
Coca-Cola Co.                                         10,984             458,582
Coca-Cola Enterprises, Inc.                            1,705              37,527
Colgate-Palmolive Co.                                  2,541             126,821
ConAgra Foods, Inc.                                    2,513              58,201
Costco Wholesale Corp.                                 2,318             103,893
General Mills, Inc.                                    1,794              83,941
Gillette Co.                                           4,842             245,150
Heinz (H.J.) Co.                                       1,693              59,966
Hershey Food Corp.                                     1,058              65,702
Kellogg Co.                                            1,697              75,415
Kimberly Clark Corp.                                   2,327             145,647
Kroger Co.*                                            3,540              67,366
McCormick & Co., Inc.                                    657              21,471
Molson Coors Brewing Co.                                 389              24,118
Pepsi Bottling Group, Inc.                               956              27,351
PepsiCo, Inc.                                          8,127             438,289
Proctor & Gamble Co.                                  12,009             633,475
RJ Reynolds Tobacco Holdings                             563              44,364
Safeway, Inc.                                          2,175              49,133
Sara Lee Corp.                                         3,816              75,595
Supervalu, Inc.*                                         653              21,294
Sysco Corp.                                            3,079             111,429
UST, Inc.                                                799              36,482
Wal-Mart Stores, Inc.                                 16,237             782,623
Walgreen Co.                                           4,962             228,202
Wrigley (Wm.) Jr. Co.                                    946              65,123
                                                                       ---------
                                                                       5,345,861
                                                                       ---------
ENERGY (8.7%)
Amerada Hess Corp.                                       412              43,882
Anadarko Petroleum Corp.                               1,145              94,062
Apache Corp.                                           1,593             102,908
Ashland, Inc.                                            321              23,070
BJ Services Co.                                          785              41,197
Baker Hughes, Inc.                                     1,635              83,647
Burlington Resources, Inc.                             1,871             103,354
ChevronTexaco Corp.                                   10,175             568,986
ConocoPhillips                                         6,757             388,460
Devon Energy Corp.                                     2,299             116,513
EOG Resources, Inc.                                    1,155              65,604

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
ENERGY (Cont'd)
El Paso Corp.                                          3,128              36,035
Exxon Mobil Corp.                                     30,894           1,775,478
Halliburton Co.                                        2,454             117,350
Kerr-McGee Corp.                                         565              43,115
Kinder Morgan, Inc.                                      531              44,179
Marathon Oil Corp.                                     1,688              90,089
Nabors Industries, Ltd.*                                 725              43,950
National-Oilwell Inc.*                                   835              39,696
Noble Corporation*                                       655              40,289
Occidental Petroleum Corp.                             1,933             148,706
Rowan Cos., Inc.                                         518              15,390
Schlumberger, Ltd.                                     2,851             216,505
Sunoco, Inc.                                             335              38,083
Transocean, Inc.*                                      1,583              85,435
Unocal Corp.                                           1,319              85,801
Valero Energy Corp.                                    1,241              98,176
Williams Cos., Inc.                                    2,770              52,630
XTO Energy, Inc.                                       1,752              59,550
                                                                       ---------
                                                                       4,662,140
                                                                       ---------
FINANCIAL (20.0%)
Ace, Ltd.                                              1,395              62,566
Aflac, Inc.                                            2,427             105,041
Allstate Corp.                                         3,243             193,769
AmSouth Bancorporation                                 1,717              44,642
Ambac Financial Group, Inc.                              525              36,624
American Express Co.                                   5,684             302,559
American Int'l. Group, Inc.                           12,593             731,653
Aon Corp.                                              1,542              38,612
Apartment Investment & Mgmt. Co.                         462              18,905
Archstone-Smith Trust                                    966              37,307
BB & T Corp.                                           2,652             106,000
Bank of America Corp.                                 19,517             890,170
Bank of New York Co., Inc.                             3,778             108,731
Bear Stearns Cos., Inc.                                  548              56,959
CIT Group Hldgs., Inc.                                 1,019              43,786
Capital One Financial Corp.                            1,224              97,932
Charles Schwab Corp.                                   5,530              62,378
Chubb Corp.                                              948              81,158
Cincinnati Financial Corp.                               806              31,885
Citigroup, Inc.                                       25,247           1,167,169
Comerica, Inc.                                           823              47,569
Compass Bancshares, Inc.                                 597              26,865
Countrywide Financial Corp.                            2,852             110,116
E*Trade Financial Corp.*                               1,792              25,070
Equity Office Properties                               1,978              65,472
Equity Residential                                     1,391              51,217
Fannie Mae                                             4,697             274,305
Federated Investors, Inc.                                460              13,805
Fifth Third Bancorp                                    2,532             104,344
First Tennessee Natl. Corp.                              595              25,109
Franklin Resources, Inc.                                 956              73,593
Freddie Mac                                            3,352             218,651
Golden West Financial Corp.                            1,365              87,879
Goldman Sachs Group Inc.                               2,145             218,833
Hartford Financial Svc Gp,Inc                          1,440             107,683
Huntington Bancshares, Inc.                            1,121              27,061
J.P. Morgan Chase & Co.                               17,077             603,160
Janus Capital Group                                    1,101              16,559
Jefferson-Pilot Corp.                                    660              33,277

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
FINANCIAL (Cont'd.)
KeyCorp                                                1,978              65,571
Lehman Brothers Holdings, Inc.                         1,335             132,539
Lincoln National Corp.                                   843              39,554
Loews Corp.                                              772              59,830
M & T Bank Corp.                                         475              49,951
MBIA, Inc.                                               657              38,967
MBNA Corp.                                             6,152             160,936
MGIC Investment Corp.                                    458              29,871
Marsh & McLennan Cos., Inc.                            2,586              71,632
Marshall & Ilsley Corp.                                1,033              45,917
Mellon Financial Corp.                                 2,049              58,786
Merrill Lynch & Co., Inc.                              4,588             252,386
MetLife Inc.                                           3,559             159,941
Moody's Corp.                                          1,340              60,246
Morgan Stanley                                         5,317             278,983
National City Corp.                                    2,884              98,402
North Fork Bancorp, Inc.                               2,318              65,113
Northern Trust Corp.                                     983              44,815
PNC Financial Services Group                           1,367              74,447
Plum Creek Timber Co                                     889              32,271
Principal Financial Group Inc.                         1,426              59,749
Progressive Corp. of Ohio                                968              95,648
Prologis Trust                                           906              36,457
Providian Financial Corp.*                             1,428              25,176
Prudential Financial Inc.                              2,534             166,382
Regions Financial Corp                                 2,246              76,094
SLM Corporation                                        2,036             103,429
Safeco Corp.                                             615              33,419
Simon Property Group                                   1,069              77,492
Sovereign Bancorp, Inc.                                1,770              39,542
St. Paul Travelers Cos Inc/The                         3,270             129,263
State Street Corp.                                     1,613              77,827
Suntrust Banks, Inc.                                   1,640             118,474
Synovus Financial Corp.                                1,503              43,091
T. Rowe Price Group, Inc.                                598              37,435
Torchmark Corp.                                          505              26,361
UNUM Provident Corp.                                   1,439              26,362
US Bancorp                                             8,895             259,734
Wachovia Corp.                                         7,651             379,490
Washington Mutual, Inc.                                4,257             173,217
Wells Fargo & Company                                  8,189             504,279
XL Capital Limited*                                      672              50,010
Zions Bancorporation                                     434              31,912
                                                                      ----------
                                                                      10,739,415
                                                                      ----------
HEALTHCARE (13.1%)
Abbott Laboratories                                    7,526             368,849
Aetna, Inc.                                            1,410             116,776
Allergan, Inc.                                           636              54,213
Amerisource Bergen Corp.                                 507              35,059
Amgen, Inc.*                                           6,006             363,123
Applera Corp.-Applied Biosys                             949              18,667
Bard (C.R.), Inc.                                        506              33,654
Bausch & Lomb, Inc.                                      259              21,497
Baxter International, Inc.                             3,012             111,745
Becton Dickinson & Co.                                 1,223              64,171
Biogen Idec Inc.*                                      1,673              57,635
Biomet, Inc.                                           1,222              42,330

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
HEALTHCARE  (Cont'd.)
Boston Scientific Corp.*                               3,639              98,253
Bristol-Myers Squibb Co.                               9,484             236,910
CIGNA Corp.                                              636              68,071
Cardinal Health, Inc.                                  2,078             119,651
Caremark Rx Inc.*                                      2,210              98,389
Chiron Corp.*                                            714              24,911
Express Scripts, Inc.*                                   736              36,785
Forest Laboratories, Inc.*                             1,652              64,180
Genzyme Corp. (Genl. Div)*                             1,224              73,550
Gilead Sciences, Inc.*                                 2,193              96,470
Guidant Corp.                                          1,577             106,132
HCA, Inc.                                              2,034             115,267
Health Management Associates                           1,197              31,337
Hospira, Inc.*                                           767              29,913
Humana, Inc.*                                            778              30,918
IMS Health, Inc.                                       1,100              27,247
Johnson & Johnson                                     14,431             938,015
King Pharmaceuticals Inc*                              1,168              12,171
Laboratory Corp. of America*                             653              32,585
Lilly (Eli) & Co.                                      5,499             306,349
Manor Care, Inc.                                         417              16,567
McKesson Corp.                                         1,427              63,915
Medco Health Solutions*                                1,345              71,769
Medimmune, Inc.*                                       1,203              32,144
Medtronic, Inc.                                        5,870             304,007
Merck & Co., Inc.                                     10,692             329,314
Millipore Corp.*                                         240              13,615
Mylan Laboratories, Inc.                               1,302              25,050
PerkinElmer, Inc.                                        626              11,831
Pfizer, Inc.                                          36,085             995,224
Quest Diagnostics, Inc.                                  882              46,984
Schering-Plough Corp.                                  7,159             136,451
St. Jude Medical, Inc.*                                1,758              76,666
Stryker Corp.                                          1,812              86,179
Tenet Healthcare Corp.*                                2,274              27,834
Thermo Electron Corp.*                                   773              20,771
UnitedHealth Group Inc.                                6,145             320,400
Waters Corp.*                                            570              21,187
Watson Pharmaceuticals, Inc.*                            529              15,637
WellPoint Inc*                                         2,973             207,040
Wyeth                                                  6,496             289,072
Zimmer Holdings, Inc.*                                 1,193              90,871
                                                                       ---------
                                                                       7,037,351
                                                                       ---------
INDUSTRIAL (11.3%)
3M Company                                             3,735             270,041
Allied Waste Industries, Inc.*                         1,312              10,404
American Power Conversion                                880              20,759
American Standard Cos., Inc.                             871              36,512
Apollo Group, Inc. Cl A*                                 801              62,654
Avery Dennison Corp.                                     491              26,003
Block (H. & R.), Inc.                                    799              46,622
Boeing Co.                                             4,010             264,660
Burlington Northern Santa Fe                           1,829              86,109
CSX Corp.                                              1,043              44,494
Caterpillar, Inc.                                      1,658             158,024
Cendant Corp.                                          5,102             114,132
Cintas Corp.                                             722              27,869
Cooper Industries, Ltd.*                                 448              28,627
Cummins, Inc.                                            207              15,444
Danaher Corp.                                          1,331              69,665

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
INDUSTRIAL (Cont'd.)
Deere & Co.                                            1,194              78,195
Delta Air Lines, Inc.*                                   697               2,621
Donnelley (R.R.) & Sons Co.                            1,041              35,925
Dover Corp.                                              985              35,834
Eaton Corp.                                              739              44,266
Emerson Electric Co.                                   2,027             126,951
Equifax, Inc.                                            630              22,497
FedEx Corp.                                            1,457             118,032
Fisher Scientific Intl*                                  583              37,837
Fluor Corp.                                              414              23,842
General Dynamics Corp.                                   968             106,035
General Electric Co.                                  51,472           1,783,502
Goodrich Corporation                                     581              23,798
Grainger (W.W.), Inc.                                    403              22,080
Honeywell International, Inc.                          4,140             151,648
ITT Industries, Inc.                                     446              43,543
Illinois Tool Works, Inc.                              1,328             105,815
Ingersoll Rand Co.*                                      818              58,364
L-3 Communications Hldgs., Inc                           576              44,110
Lockheed Martin Corp.                                  1,961             127,210
Masco Corp.                                            2,105              66,855
Monster Worldwide, Inc.*                                 584              16,749
Navistar International Corp.*                            318              10,176
Norfolk Southern Corp.                                 1,962              60,744
Northrop Grumman Corp.                                 1,742              96,246
PACCAR, Inc.                                             840              57,120
Pall Corp.                                               600              18,216
Parker Hannifin Corp.                                    581              36,028
Pitney Bowes, Inc.                                     1,116              48,602
Raytheon Co,                                           2,191              85,712
Robert Half Intl., Inc.                                  778              19,427
Rockwell Automation Inc.                                 846              41,209
Rockwell Collins                                         863              41,148
Ryder System, Inc.                                       310              11,346
Southwest Airlines Co.                                 3,580              49,869
Textron, Inc.                                            653              49,530
Tyco International Ltd.                                9,801             286,189
Union Pacific Corp.                                    1,276              82,685
United Parcel Service Cl B                             5,412             374,294
United Technologies Corp.                              4,968             255,107
Waste Management, Inc.                                 2,749              77,907
                                                                       ---------
                                                                       6,059,283
                                                                       ---------
TECHNOLOGY (14.9%)
ADC Telecommunications, Inc.*                            560              12,191
Adobe Systems, Inc.                                    2,373              67,915
Advanced Micro Devices, Inc.*                          1,917              33,241
Affiliated Computer Svcs.*                               612              31,273
Agilent Technologies, Inc.*                            2,090              48,112
Altera Corp.*                                          1,800              35,676
Analog Devices, Inc.                                   1,801              67,195
Andrew Corp.*                                            788              10,055
Apple Computer, Inc.*                                  3,999             147,203
Applied Materials, Inc.                                7,978             129,084
Applied Micro Circuits, Corp.*                         1,490               3,814
Autodesk, Inc.*                                        1,110              38,151
Automatic Data Processing, Inc                         2,831             118,817
Avaya, Inc.*                                           2,321              19,311
BMC Software, Inc.*                                    1,071              19,224

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
TECHNOLOGY (Cont'd.)
Broadcom Corp. Cl A*                                   1,420              50,424
Ciena Corp.*                                           2,798               5,848
Cisco Systems, Inc.*                                  31,015             592,697
Citrix Systems, Inc.*                                    819              17,740
Computer Associates Intl., Inc                         2,583              70,981
Computer Sciences Corp.*                                 893              39,024
Compuware Corp.*                                       1,885              13,553
Comverse Technology Inc.*                                972              22,988
Convergys Corp.*                                         687               9,769
Corning, Inc.*                                         7,033             116,888
Dell Inc.*                                            11,750             464,243
EMC Corp.*                                            11,661             159,872
Electronic Arts, Inc.*                                 1,489              84,292
Electronic Data Systems Corp.                          2,518              48,472
First Data Corp.                                       3,779             151,689
Fiserv, Inc.*                                            934              40,115
Freescale Semiconductor - A*                           1,942              41,132
Gateway, Inc.*                                         1,445               4,769
Hewlett-Packard Co.                                   14,000             329,140
Intel Corp.                                           29,958             780,705
Intl. Business Machines Corp.                          7,830             580,986
Intuit, Inc.*                                            897              40,464
JDS Uniphase Corp.*                                    7,028              10,683
Jabil Circuit, Inc.*                                     887              27,258
KLA Tencor Corp.                                         950              41,515
LSI Logic Corp.*                                       1,882              15,978
Lexmark Int'l, Inc.*                                     612              39,676
Linear Technology Corp.                                1,485              54,485
Lucent Technologies*                                  21,500              62,565
Maxim Integrated Products, Inc                         1,592              60,830
Mercury Interactive Corp.*                               420              16,111
Micron Technology, Inc.*                               2,984              30,467
Microsoft Corp.                                       48,765           1,211,323
Molex Inc., Cl A                                         811              21,118
Motorola, Inc.                                        11,901             217,312
NCR Corp.*                                               900              31,608
NVIDIA Corporation*                                      820              21,910
National Semiconductor Corp.                           1,694              37,319
Network Appliance, Inc.*                               1,770              50,038
Novell, Inc.*                                          1,849              11,464
Novellus Systems, Inc.*                                  676              16,704
Oracle Corp.*                                         21,459             283,259
PMC Sierra, Inc.*                                        869               8,108
Parametric Technology Corp.*                           1,318               8,409
Paychex, Inc.                                          1,720              55,969
QLogic Corp.*                                            444              13,706
Qualcomm, Inc.                                         7,928             261,703
Sabre Group Holdings, Inc.                               636              12,688
Sanmina Corp.*                                         2,551              13,954
Scientific-Atlanta, Inc.                                 735              24,453
Siebel Systems, Inc.                                   2,507              22,312
Solectron Corp.*                                       4,718              17,881
Sun Microsystems, Inc.*                               16,530              61,657
Sungard Data Sys. Inc.*                                1,409              49,555
Symantec Corp.*                                        3,452              75,046
Symbol Technologies, Inc.                              1,173              11,578
Tektronix, Inc.                                          432              10,053
Tellabs, Inc.*                                         2,176              18,931
Teradyne, Inc.*                                          950              11,372

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
TECHNOLOGY (Cont'd.)
Texas Instruments, Inc.                                8,067             226,441
Unisys Corp.*                                          1,644              10,407
Veritas Software Corp.*                                2,074              50,606
Xerox Corp.*                                           4,650              64,124
Xilinx, Inc.                                           1,703              43,427
Yahoo!, Inc.*                                          6,371             220,755
                                                                      ----------
                                                                       8,001,811
                                                                      ----------
TELECOMMUNICATIONS (3.1%)
AT&T Corp.                                             3,888              74,028
Alltel Corp.                                           1,593              99,212
BellSouth Corp.                                        8,886             236,101
CenturyTel, Inc.                                         637              22,059
Citizens Communications Co.                            1,653              22,216
Nextel Communications, Inc.*                           5,462             176,477
Qwest Communications Intl.*                            8,115              30,107
SBC Communications, Inc.                              16,030             380,712
Sprint Corp. (FON Gp.)                                 7,181             180,159
Verizon Communications                                13,429             463,972
                                                                      ----------
                                                                       1,685,043
                                                                      ----------
UTILITIES (3.4%)
AES Corp.*                                             3,170              51,925
Allegheny Energy, Inc.*                                  795              20,050
Ameren Corp.                                             987              54,581
American Electric Power, Inc.                          1,864              68,726
CINergy Corp.                                            963              43,162
CMS Energy Corp.*                                      1,062              15,994
Calpine Corp.*                                         2,611               8,877
Centerpoint Energy, Inc.                               1,410              18,626
Consolidated Edison, Inc.                              1,173              54,943
Constellation Energy Group                               855              49,325
DTE Energy Co.                                           841              39,334
Dominion Resources, Inc.                               1,647             120,873
Duke Energy Corp.                                      4,497             133,696
Dynergy, Inc.*                                         1,611               7,829
Edison International                                   1,575              63,866
Entergy Corp.                                          1,031              77,892
Exelon Corp.                                           3,247             166,669
FPL Group, Inc.                                        1,902              79,998
FirstEnergy Corp.                                      1,595              76,735
Keyspan Corporation                                      838              34,107
NiSource, Inc.                                         1,311              32,421
Nicor, Inc.                                              213               8,769
PG & E Corp.                                           1,796              67,422
PPL Corporation                                          914              54,273
Peoples Energy Corp.                                     183               7,953
Pinnacle West Capital Corp.                              473              21,025
Progress Energy, Inc.                                  1,207              54,605
Public Svc. Enterprise Group                           1,152              70,065
Sempra Energy                                          1,161              47,961
Southern Co.                                           3,612             125,228
TXU Corp.                                              1,161              96,467
Teco Energy, Inc.                                        999              18,891
Xcel Energy, Inc.                                      1,952              38,103
                                                                      ----------
                                                                       1,830,391
                                                                      ----------


TOTAL COMMON STOCKS
  (Cost: $53,527,475)  98.2%                                          52,829,905
                                                                      ----------
----------
* Non-income producing security.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)


                                                                                       Face
                                                       Rate(%)       Maturity       Amount($)       Value($)
                                                       -------       --------       ---------       --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (a)                                   2.84        07/21/05        200,000           199,683
                                                                                                   -----------
U.S. GOVERNMENT AGENCIES (1.4%)
Federal Home Loan Bank                                   2.50        07/01/05        754,000           754,000
                                                                                                   -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $953,683)  1.8%                                                953,683
                                                                                                   -----------
TOTAL INVESTMENTS (Cost: $54,481,158) 100.0%                                                       $53,783,588
                                                                                                   ===========

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.


----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2005
-------------------------------------------------


                                                              Underlying
                                                                 Face
                                              Expiration       Amount at      Unrealized
                                                 Date            Value        Gain(Loss)
                                              ----------      -----------     ----------
Purchased
3 S&P 500 Stock Index Futures Contracts     September 2005      $896,625       $(12,488)

Face value of futures purchased and oustanding as a percentage of total investments in securities: 1.7%

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
BASIC MATERIALS (5.0%)
Airgas, Inc.                                           3,056              75,392
Albemarle Corp.                                        2,011              73,341
Arch Coal Inc.                                         2,736             149,030
Bowater, Inc.                                          2,407              77,915
Cabot Corp.                                            2,721              89,793
Chemtura Corp.                                         5,072              71,769
Cytec Industries, Inc.                                 1,864              74,187
FMC Corp.*                                             1,620              90,947
Ferro Corp.                                            1,812              35,986
Glatfelter                                             1,614              20,014
Longview Fibre Co.                                     2,209              45,395
Lubrizol Corp.                                         2,926             122,921
Lyondell Chemical Co.                                  9,540             252,047
Martin Marietta Materials, Inc                         2,012             139,069
Minerals Technologies, Inc.                              888              54,701
Olin Corp.                                             3,068              55,960
Packaging Corp of America                              3,669              77,232
Peabody Energy Corp.                                   5,137             267,329
Potlatch Corp.                                         1,252              65,517
RPM International Inc.                                 5,068              92,542
Scotts Co. Cl A*                                       1,194              85,025
Sensient Technologies Corp.                            2,037              41,983
Sonoco Products Co.                                    4,281             113,447
Steel Dynamics, Inc.                                   1,781              46,751
Valspar Corp.                                          2,201             106,286
Worthington Industries, Inc.                           3,458              54,636
                                                                      ----------
                                                                       2,379,215
                                                                      ----------
CONSUMER, CYCLICAL (17.7%)
99 Cent Only Stores*                                   2,555              32,474
Abercrombie & Fitch Co. Cl A                           3,728             256,114
Advance Auto Parts*                                    3,093             199,653
Aeropostale, Inc.*                                     2,394              80,438
American Eagle Outfitters                              5,988             183,532
American Greetings Corp. Cl A                          2,958              78,387
Ann Taylor Stores Corp.*                               3,150              76,482
Applebees Intl., Inc.                                  3,507              92,900
ArvinMeritor, Inc.                                     3,029              53,886
Bandag, Inc.                                             674              31,038
Barnes & Noble, Inc.*                                  2,729             105,885

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
CONSUMER CYCLICAL (Cont'd.)
Belo Corporation                                       4,617             110,669
Blyth, Inc.                                            1,522              42,692
Bob Evans Farms, Inc.                                  1,529              35,656
Borders Group, Inc.                                    3,077              77,879
Borg-Warner, Inc.                                      2,430             130,418
Boyd Gaming Corp.                                      2,899             148,226
Brinker International, Inc.*                           3,830             153,392
CBRL Group, Inc.                                       2,021              78,536
Callaway Golf Co.                                      3,069              47,355
CarMax, Inc.*                                          4,508             120,138
Catalina Marketing Corp.                               2,052              52,141
Cheesecake Factory, Inc.*                              3,364             116,814
Chico's FAS, Inc.*                                     7,790             267,041
Claire's Stores, Inc.                                  4,281             102,958
D.R. Horton, Inc.                                     12,679             476,857
Dollar Tree Stores*                                    4,683             112,392
Emmis Communications Cl A*                             1,437              25,392
Entercom Communications*                               1,824              60,721
Foot Locker Inc                                        6,764             184,116
Furniture Brands Intl., Inc.                           2,295              49,595
GTECH Holdings Corp.                                   4,961             145,060
Gentex Corp.                                           6,736             122,595
Harman Intl. Industries, Inc.                          2,762             224,716
Harte-Hanks, Inc.                                      3,062              91,033
Hovanian Enterprises, Inc.*                            2,106             137,311
International Speedway Corp.                           1,912             107,569
Krispy Kreme Doughnuts Inc*                            2,671              18,590
Lear Corp.                                             2,904             105,648
Lee Enterprises                                        1,962              78,657
Lennar Corp.                                           6,241             395,991
Media General Inc. Cl A                                1,035              67,027
Michaels Stores, Inc.                                  5,854             242,180
Modine Manufacturing Co.                               1,410              45,910
Mohawk Industries, Inc.*                               2,572             212,190
Neiman-Marcus Group, Inc.                              2,117             205,180
O'Reilly Automotive, Inc.*                             4,556             135,814
Outback Steakhouse, Inc.                               2,935             132,779
Pacific Sunwear of Calif*                              3,239              74,465
Payless Shoesource, Inc.*                              2,909              55,853
PetSmart, Inc.                                         6,197             188,079
Pier 1 Imports, Inc.                                   3,716              52,730
Reader's Digest Assn                                   4,306              71,049
Regis Corporation                                      1,934              75,581
Rent-A-Center, Inc.*                                   3,033              70,639
Ross Stores, Inc.                                      6,349             183,550
Ruby Tuesday Inc.                                      2,774              71,847
Ryland Group, Inc.                                     2,034             154,320
Saks Incorporated*                                     6,032             114,427
Scholastic Corp.*                                      1,610              62,066
Thor Industries Inc.                                   1,980              62,231
Timberland Company Cl A*                               2,609             101,020
Toll Brothers, Inc.*                                   2,706             274,794
Tupperware Corp.                                       2,440              57,023
Urban Outfitters, Inc.*                                2,831             160,489
Valassis Communication, Inc.*                          2,157              79,917
Washington Post Co. Cl B                                 298             248,839
Westwood One, Inc.                                     3,679              75,162
Williams-Sonoma, Inc.*                                 5,005             198,048
                                                                      ----------
                                                                       8,484,156
                                                                      ----------

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
CONSUMER, NON-CYCLICAL (4.5%)
BJ's Wholesale Club, Inc.*                             2,955              96,008
Church & Dwight                                        2,742              99,260
Constellation Brands Inc. Cl A*                        9,017             266,002
Dean Foods Co*                                         6,497             228,954
Energizer Holdings Inc.*                               3,086             191,857
Hormel Foods Corp.                                     4,539             133,129
J.M. Smucker Co.                                       2,527             118,617
Lancaster Colony Corp.                                 1,304              55,968
PepsiAmericas Inc.                                     4,502             115,521
Ruddick Corp.                                          1,936              49,426
Smithfield Foods, Inc.*                                4,332             118,134
Treehouse Food, Inc.*                                      0                  11
Tootsie Roll Inds., Inc.                               1,829              53,498
Tyson Foods, Inc.                                     13,134             233,785
Universal Corp.                                        1,108              48,508
Whole Foods Market, Inc.                               2,821             333,724
                                                                      ----------
                                                                       2,142,402
                                                                      ----------
ENERGY (7.4%)
Cooper Cameron Corp.*                                  2,372             147,183
ENSCO International, Inc.                              6,551             234,198
FMC Technologies, Inc.*                                2,986              95,462
Forest Oil Corp.*                                      2,435             102,270
Grant Prideco, Inc.*                                   5,374             142,142
Hanover Compressor Co.*                                3,378              38,881
Helmerich & Payne, Inc.                                2,210             103,693
Murphy Oil Corp.                                       7,562             394,963
NewField Exploration Company*                          5,458             217,720
Noble Energy, Inc.                                     3,752             283,839
Overseas Shipholding Group                             1,501              89,535
Patterson UTI Energy, Inc.                             7,321             203,743
Pioneer Natural Resources Co.                          6,216             261,569
Plains Exploration & Prod. Co.*                        3,334             118,457
Pogo Producing Co.                                     2,633             136,705
Pride International, Inc.*                             6,346             163,092
Smith International, Inc.                              4,587             292,192
Tidewater, Inc.                                        2,622              99,951
Weatherford International, Ltd.*                       5,975             346,431
Western Gas Resources                                  2,792              97,441
                                                                      ----------
                                                                       3,569,467
                                                                      ----------
FINANCIAL (17.3%)
AMB Property Corp.                                     3,630             157,651
Allmerica Financial Corp.*                             2,308              85,604
AmerUs Group Co.                                       1,691              81,253
American Financial Group                               2,524              84,604
Americredit Corp.*                                     6,376             162,588
Associated Banc-Corp                                   5,515             185,635
Astoria Financial Corp.                                4,336             123,446
Bank of Hawaii Corp                                    2,260             114,695
Berkley (W.R.) Corp.                                   5,139             183,360
Brown & Brown Inc.                                     2,692             120,978
City National Corp.                                    1,957             140,336
Colonial BancGroup, Inc.                               6,696             147,714
Commerce Bancorp, Inc. (N.J.)                          6,998             212,109
Cullen Frost Bankers, Inc.                             2,111             100,589
Developers Diversified Realty                          4,687             215,415
Eaton Vance Corp.                                      5,680             135,809
Edwards (A.G.), Inc.                                   3,325             150,124

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
FINANCIAL (Cont'd.)
Everest RE Group*                                      2,427             225,711
Fidelity Natl. Finl., Inc.                             7,458             266,176
First American Corp.                                   3,718             149,241
Firstmerit Corp.                                       3,610              94,257
GATX Corp.                                             2,156              74,382
Gallagher (Arthur J.) & Co.                            4,024             109,171
Greater Bay Bancorp                                    2,205              58,146
HCC Insurance Holdings Inc.                            3,013             114,102
Hibernia Corp. Cl A                                    6,774             224,761
Highwoods Properties, Inc.                             2,323              69,132
Horace Mann Educators Corp.                            1,851              34,836
Hospitality Properties Trust                           2,910             128,244
Independence Community Bank Cp                         3,370             124,454
Indymac Bancorp, Inc.                                  2,688             109,482
Investors Financial Services                           2,878             108,846
Jefferies Group                                        2,241              84,911
Labranche & Co.*                                       2,486              15,662
Legg Mason, Inc.                                       4,750             494,523
Leucadia National                                      4,095             158,190
Liberty Property Trust                                 3,758             166,517
Mack-Cali Realty Corp.                                 2,445             110,759
Mercantile Bankshares Corp.                            3,425             176,490
MoneyGram International, Inc.                          3,728              71,279
New Plan Excel Realty Trust                            4,456             121,070
New York Community Bancorp, In                        10,551             191,184
Ohio Casualty Corp.                                    2,701              65,310
Old Republic Intl. Corp.                               7,886             199,437
PMI Group, Inc.                                        4,037             157,362
Protective Life Corp.                                  3,004             126,829
Regency Centers Corp.                                  2,718             155,470
Radian Group, Inc.                                     3,720             175,658
Raymond James Financial, Inc.                          2,873              81,162
Rayonier, Inc.                                         2,171             115,128
SEI Investments                                        3,578             133,638
SVB Financial Group*                                   1,532              73,383
StanCorp Financial Group, Inc.                         1,208              92,509
TCF Financial                                          5,431             140,554
Texas Regional Bancshares                              1,783              54,346
United Dominion Realty Tr., Inc.                       5,912             142,184
Unitrin Inc.                                           2,502             122,848
Waddell & Reed Financial, Inc.                         3,612              66,822
Washington Federal Inc.                                3,747              88,129
Webster Financial Corp.                                2,325             108,554
Weingarten Realty Investors                            3,654             143,310
Westamerica Bancorp                                    1,416              74,779
Wilmington Trust Corp.                                 2,913             104,897
                                                                      ----------
                                                                       8,305,745
                                                                      ----------

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
HEALTHCARE (11.5%)
Advanced Medical Optics Inc.*                          2,806             111,538
Apria Healthcare Group, Inc.*                          2,117              73,333
Barr Pharmaceuticals, Inc.*                            4,012             195,545
Beckman Coulter, Inc.                                  2,677             170,177
Cephalon, Inc.*                                        2,510              99,923
Charles River Laboratories Inc.*                       2,878             138,864
Community Health Systems Inc.*                         2,926             110,574
Covance, Inc.*                                         2,716             121,867
Coventry Health Care*                                  4,636             327,997
Cytyc Corp.*                                           4,920             108,535
Dentsply International, Inc.                           3,262             176,148
Edwards Lifesciences Corp.*                            2,577             110,863
Gen-Probe Inc*                                         2,182              79,054
Health Net, Inc.*                                      4,856             185,305
Hillenbrand Industries, Inc.                           2,526             127,689
Inamed Corp.*                                          1,560             104,473
Invitrogen Corp.*                                      2,242             186,736
Ivax Corp.*                                           10,005             215,108
Lifepoint Hospitals, Inc.*                             2,219             112,104
Lincare Holdings, Inc.*                                4,276             174,632
Millennium Pharmaceuticals Inc.*                      13,280             123,106
Omnicare, Inc.                                         4,532             192,293
Pacificare Health Systems,Inc.*                        3,762             268,795
Par Pharmaceutical Cos,. Inc.*                         1,476              46,952
Patterson Cos., Inc.*                                  5,932             267,415
Perrigo Co.                                            3,842              53,557
Protein Design*                                        4,577              92,501
Renal Care Group, Inc.*                                2,934             135,257
Schein (Henry), Inc.*                                  3,745             155,492
Sepracor, Inc.*                                        4,523             271,425
Steris Corp.                                           2,986              76,949
Techne Corp.*                                          1,662              76,302
Triad Hospitals, Inc.*                                 3,490             190,694
Universal Health Services Cl B                         2,508             155,947
VCA Antech, Inc.                                       3,301              80,049
Valeant Pharmaceuticals                                3,995              70,432
Varian Medical Systems, Inc.*                          5,704             212,930
Varian, Inc.*                                          1,475              55,740
Vertex Pharmaceutical*                                 4,017              67,646
                                                                      ----------
                                                                       5,523,947
                                                                      ----------
INDUSTRIAL (12.1%)
ADESA, Inc.                                            3,856              83,945
AGCO Corp.*                                            3,906              74,683
AirTran Holdings, Inc.*                                3,748              34,594
Alaska Air Group, Inc.*                                1,115              33,171
Alexander & Baldwin, Inc.                              1,890              87,602
Alliant TechSystems Inc.*                              1,593             112,466
Ametek, Inc.                                           3,007             125,843
Banta Corp.                                            1,078              48,898

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
INDUSTRIAL (Cont'd.)
C.H. Robinson Worldwide, Inc.                          3,690             214,758
CNF Inc.                                               2,272             102,013
Career Education Corp.*                                4,433             162,292
Carlisle Companies, Inc.                               1,343              92,170
ChoicePoint, Inc.*                                     3,895             155,995
Copart Inc.*                                           3,469              82,562
Corinthian Colleges, Inc.*                             3,924              50,109
Crane Co.                                              2,395              62,989
DeVry, Inc.*                                           2,800              55,720
Deluxe Corp.                                           2,173              88,224
Donaldson Company, Inc.                                3,289              99,755
Dun & Bradstreet*                                      2,940             181,251
Dycom Industries, Inc.*                                2,104              41,680
Education Management Corp.*                            2,946              99,369
Expeditors Int'l Wash., Inc.                           4,609             229,574
Fastenal Co.                                           2,954             180,962
Federal Signal Corp.                                   2,082              32,479
Flowserve Corporation*                                 2,391              72,352
Graco, Inc.                                            2,984             101,665
Granite Construction                                   1,602              45,016
HNI Corporation                                        2,240             114,576
Harsco Corp.                                           1,795              97,917
Hubbell, Inc. Cl B                                     2,658             117,218
Hunt (JB) Transport Svcs., Inc                         5,882             113,523
ITT Educational Services, Inc.*                        1,987             106,146
Jacobs Engineering Group, Inc.*                        2,477             139,356
JetBlue Airways Corp*                                  4,242              86,706
Kelly Services, Inc.                                   1,183              33,881
Kennametal, Inc.                                       1,639              75,148
Korn/Ferry International*                              1,519              26,962
Laureate Education, Inc.*                              2,132             102,038
Manpower, Inc.                                         3,888             154,665
Martek Biosciences Corp.*                              1,367              51,878
Miller (Herman), Inc.                                  3,037              93,661
Nordson Corp.                                          1,418              48,609
Pentair, Inc.                                          4,381             187,551
Precision Castparts Corp.                              2,858             222,638
Quanta Services, Inc.*                                 4,208              37,030
Republic Services, Inc.                                5,569             200,540
Rollins, Inc.                                          2,128              42,645
SPX, Inc.                                              3,250             149,435
Sequa Corp. Cl A*                                        363              24,020
Sotheby's Holdings*                                    2,078              28,469
Stericycle Inc.*                                       1,908              96,011
Swift Transportation Co., Inc.*                        2,682              62,464
Tecumseh Products Co. Cl A                               800              21,952
Teleflex, Inc.                                         1,665              98,851
The Brink's Company                                    2,454              88,344
Thomas & Betts Corp.*                                  2,590              73,142
Trinity Industries                                     1,840              58,935
United Rentals*                                        3,131              63,278
Werner Enterprises Inc.                                2,741              53,833
Yellow Roadway Corp*                                   2,481             126,035
York International Corp.                               1,813              68,894
                                                                      ----------
                                                                       5,818,488
                                                                      ----------
TECHNOLOGY (13.4%)
3Com Corp.*                                           16,564              60,293
Activision, Inc.*                                      8,711             143,906
Acxiom Corp.                                           3,796              79,260

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
TECHNOLOGY (Cont'd.)
Adtran, Inc.                                           2,963              73,453
Advent Software, Inc.*                                 1,156              23,421
Alliance Data Systems*                                 2,879             116,772
Amphenol Corp CL A                                     3,808             152,967
Anteon International Corp*                             1,385              63,184
Arrow Electronics, Inc.*                               5,080             137,973
Atmel Corp.*                                          19,497              46,208
Avnet, Inc.*                                           5,217             117,539
Avocent Corp.*                                         2,144              56,044
BISYS Group, Inc.*                                     5,215              77,912
CDW Corp.                                              3,133             178,863
CSG Systems Intl., Inc.*                               2,174              41,263
Cabot MicroElectronics Corp.*                          1,069              30,990
Cadence Design Systems, Inc.*                         11,844             161,789
Ceridian Corp.*                                        6,465             125,938
Certegy Inc.                                           2,669             102,009
CheckFree Corp.*                                       3,671             125,034
Cognizant Tech Solutions*                              5,846             275,522
CommScope, Inc.*                                       2,211              38,494
Credence Systems Corp.*                                3,954              35,784
Cree , Inc.*                                           3,249              82,752
Cypress Semiconductor Corp.*                           5,689              71,625
DST Systems, Inc.*                                     3,275             153,270
Diebold, Inc.                                          3,081             138,984
F5 Networks, Inc.*                                     1,622              76,615
Fair Isaac Corporation                                 2,911             106,252
Fairchild Semiconductor Intl.*                         5,177              76,361
Gartner, Inc.*                                         3,730              39,613
Harris Corp.                                           5,758             179,707
Henry (Jack) & Associates                              3,509              64,250
Imation Corp.                                          1,452              56,323
Integrated Circuit Systems Inc.*                       3,020              62,333
Integrated Device Tech., Inc.*                         4,547              48,880
International Rectifier*                               2,784             132,852
Intersil Corp. Cl A                                    6,600             123,882
Keane, Inc.*                                           2,414              33,072
Kemet Corp.*                                           3,742              23,575
LTX Corp.*                                             2,646              13,124
Lam Research Corp.*                                    5,984             173,177
Lattice Semiconductor Corp.*                           4,906              21,783
MPS Group Inc.*                                        4,475              42,155
Macromedia Inc.*                                       3,247             124,100
Macrovision Corp.*                                     2,178              49,092
McAfee Inc.*                                           7,026             183,941
McData Corporation Cl A*                               6,810              27,240
Mentor Graphics Corp.*                                 3,373              34,573
Micrel, Inc.*                                          3,320              38,246
Microchip Technology, Inc.                             9,001             266,610
National Instruments Corp.                             2,881              61,077
Newport Corp.*                                         1,855              25,710
Plantronics Inc.                                       2,031              73,847
Plexus Corp.*                                          1,874              26,667
Polycom, Inc.*                                         4,231              63,084
Powerwave Technologies Inc.*                           4,309              44,038

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
TECHNOLOGY (Cont'd.)
RF Micro Devices*                                      8,121              44,097
RSA Security, Inc.*                                    3,074              35,290
Reynolds & Reynolds Co.                                2,488              67,251
Sandisk Corp.*                                         7,821             185,592
Semtech Corp.*                                         3,191              53,130
Silicon Laboratories, Inc.*                            1,958              51,319
Storage Technology Corp.*                              4,633             168,132
Sybase, Inc.*                                          3,873              71,070
Synopsys, Inc.*                                        6,204             103,421
Tech Data Corp.*                                       2,537              92,880
Titan Corp.*                                           3,683              83,751
Transaction Systems Architects*                        1,530              37,684
Triquint Semiconductor Inc.*                           5,993              19,957
Utstarcom Inc*                                         4,512              33,795
Vishay Intertechnology, Inc.*                          7,770              92,230
Western Digital Corp.*                                 9,191             123,343
Wind River Systems*                                    3,411              53,484
Zebra Technologies Cl A*                               3,109             136,143
                                                                      ----------
                                                                       6,455,997
                                                                      ----------
TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*                                10,608              45,614
Telephone & Data Systems, Inc.                         4,720             192,623
                                                                      ----------
                                                                         238,237
                                                                      ----------
UTILITIES (7.3%)
AGL Resources, Inc.                                    3,328             128,626
Alliant Energy Corp.                                   5,025             141,453
Aqua America Inc.                                      4,136             123,004
Aquila, Inc.*                                         10,441              37,692
Black Hills Corp.                                      1,405              51,774
DPL, Inc.                                              5,461             149,903
Duquesne Light Holdings, Inc.                          3,348              62,541
Energy East Corporation                                6,354             184,138
Equitable Resources, Inc.                              2,630             178,840
Great Plains Energy Inc.                               3,220             102,685
Hawaiian Electric Inds                                 3,490              93,567
IdaCorp, Inc.                                          1,826              55,930
MDU Resources Group                                    5,117             144,146
NSTAR                                                  4,608             142,065
National Fuel Gas Co.                                  3,383              97,803
Northeast Utilities                                    5,586             116,524
OGE Energy Corp.                                       3,892             112,634
Oneok, Inc.                                            4,403             143,758
PNM Resources, Inc.                                    2,980              85,854
Pepco Holdings Inc.                                    8,150             195,111
Puget Energy Inc.                                      4,320             101,002
Questar Corp.                                          3,664             241,458
SCANA Corp.                                            4,900             209,279
Sierra Pacific Resources*                              5,079              63,234
Vectren Corporation                                    3,291              94,550
WGL Holdings, Inc.                                     2,106              70,846
WPS Resources                                          1,630              91,688
Westar Energy Inc.                                     3,740              89,872
Wisconsin Energy Corp.                                 5,050             196,950
                                                                      ----------
                                                                       3,506,927
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost: $40,342,970)  96.7%                                          46,424,581
                                                                      ----------
----------
* Non-income producing security.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)


                                                                                         Face
                                                            Rate(%)      Maturity      Amount($)        Value($)
                                                            -------      --------      ---------        --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%
U.S. Treasury Bill (a)                                       2.84        07/21/05        200,000          199,683
                                                                                                      -----------
COMMERCIAL PAPER (2.9%)
Federal Home Loan Bank                                       2.50        07/01/05      1,400,000        1,400,000
                                                                                                      -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,599,683)  3.3%                                               1,599,683
                                                                                                      -----------
TOTAL INVESTMENTS (Cost: $41,942,653)  100.0%                                                         $48,024,264
                                                                                                      ===========

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2005:
--------------------------------------------------


                                                                                       Underlying
                                                                                           Face
                                                                      Expiration        Amount at     Unrealized
                                                                         Date             Value       Gain(Loss)
                                                                      ----------       -----------    ----------
Purchased
5 S&P MidCap 400 Stock Index Futures Contracts                      September 2005     $1,720,875      $(2,725)

Face value of futures purchased and oustanding as a percentage of total investments in securities: 3.6%

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
BASIC MATERIALS (4.4%)
A. Schulman, Inc.                                      3,450              61,721
Allegheny Technologies, Inc.                           2,137              47,142
Coeur D'Alene Mines Corp.*                             9,108              33,062
Cytec Industries, Inc.                                 2,450              97,510
FMC Corp.*                                             2,033             114,133
Georgia Gulf Corp.                                     2,045              63,497
Lone Star Technologies, Inc.*                          1,907              86,769
Longview Fibre Co.                                     4,640              95,352
Lubrizol Corp.                                         2,370              99,564
Matthews Intl. Corp. Cl A                                961              37,441
The Mosaic Co.*                                        1,674              26,047
                                                                      ----------
                                                                         762,238
                                                                      ----------
CONSUMER, CYCLICAL (12.7%)
Boyd Gaming Corp.                                      2,170             110,952
Buffalo Wild Wings, Inc.*                              2,708              84,490
CNET Networks, Inc.*                                   3,032              35,596
Cache, Inc.*                                           1,767              29,368
Catalina Marketing Corp.                               1,082              27,494
Celebrate Express, Inc.*                               3,660              49,556
Crown Holdings, Inc.*                                 19,138             272,334
Deckers Outdoor Corp*                                  1,158              28,487
Dick's Sporting Goods, Inc.*                           2,349              90,648
Gamestop Corp.*                                        1,838              60,121
Guitar Center, Inc.*                                   1,599              93,334
Harris Interactive*                                    3,020              14,707
Hibbett Sporting Goods, Inc.*                          2,650             100,276
Hudson Highland Group*                                 3,150              49,109
Jacuzzi Brands, Inc.*                                 12,740             136,700
Lithia Motors, Inc. Cl A                               1,360              39,236
Modine Manufacturing Co.                               3,370             109,727
P.F. Changs China Bistro, Inc.*                        1,579              93,129
Pinnacle Entertainment, Inc.*                          2,976              58,211
Proquest Company*                                      1,013              33,216
Quiksilver, Inc.*                                      6,066              96,935
Red Robin Gourmet Burgers*                             1,159              71,835
Regent Communications, Inc.*                           5,000              29,350
Sharper Image Corp.*                                   1,190              15,149
Shopko Stores, Inc.*                                   4,540             110,367
Sunterra Corporation*                                  7,860             127,411
The Warnaco Group, Inc.*                               3,803              88,420
Thor Industries Inc.                                   1,021              32,090
Wolverine World Wide, Inc.                             3,686              88,501
                                                                      ----------
                                                                       2,176,749
                                                                      ----------
CONSUMER, NON-CYCLICAL (3.8%)
Alkermes, Inc.*                                        2,459              32,508
Chiquita Brands Intl., Inc.                            4,490             123,295
Conmed Corp.*                                          1,310              40,309
Longs Drug Stores Corp.                                4,220             181,671
MGI Pharma Inc.,*                                      4,986             108,495
Medicines Company*                                     1,205              28,113
Phase Forward, Inc.*                                   5,454              37,087
Serologicals Corp.*                                    3,299              70,104
Walter Industries, Inc.                                  690              27,738
                                                                      ----------
                                                                         649,320
                                                                      ----------

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
ENERGY (7.9%)
Bill Barrett Corp.*                                      730              21,593
Cimarex Energy Corp.                                     665              25,875
Denbury Resources, Inc.*                               2,678             106,504
Frontier Oil Corp.                                     4,970             145,870
Grey Wolf, Inc.*                                       5,827              43,178
Holly Corp.                                              560              26,135
Houston Exploration Co.*                               1,500              79,575
NS Group, Inc.                                         5,570             181,081
Plains Exploration & Prod. Co.                         2,020              71,771
Range Resources Corp.                                 10,165             273,439
Southern Union Co.*                                    4,507             110,647
Stone Energy Corp.*                                    1,110              54,279
Tesoro Petroleum Corp.                                 1,250              58,150
Todco Cl A*                                            1,640              42,099
Unisource Energy Corp.                                 3,900             119,925
                                                                      ----------
                                                                       1,360,121
                                                                      ----------

FINANCIAL (21.7%)
Alabama National Bancorp                               1,586             103,677
American Equity Invt. Life                             1,600              19,008
Amli Residential Properties                            2,500              78,150
Argonaut Group, Inc.*                                  2,571              59,364
Assured Guaranty Co.*                                  5,880             137,357
Bank Mutual Corp.                                      8,030              88,812
BankAtlantic Bancorp, Inc. Cl A                        7,390             140,041
Banner Corporation                                     1,630              45,656
Boykin Lodging Company*                                1,620              21,708
Brookline Bankcorp                                     8,210             133,495
Capital Automotive REIT                                2,940             112,220
Carramerica Realty Corp.                               1,550              56,079
Choice Hotels Intl., Inc.                                906              59,524
Cohen & Steers, Inc.                                     600              12,366
Columbia Banking System                                2,105              51,825
Conseco, Inc.*                                         3,450              75,279
ECC Capital Corp.                                      8,990              59,873
Equity Inns, Inc.                                     10,360             137,788
Equity One, Inc.                                       1,820              41,314
First Financial Holdings, Inc.                           721              21,565
First Niagara Financial Grp                            7,890             115,036
First State Banck Corporation                          3,990              76,967
FNB Corp.                                              1,774              34,859
Getty Realty Corp.                                     1,344              37,229
Gladstone Capital Corp.                                  720              16,848
Highwoods Properties, Inc.                             3,610             107,434
IberiaBank Corp.                                         320              19,715
KNBT Bancorp, Inc.                                     6,220              93,860
Knight Capital Group, Inc.*                            2,510              19,126
LandAmerica Financial Group                            1,950             115,772
LaSalle Properties Corp.                               1,800              59,058
MAF Bancorp                                            2,840             121,069
Max Re Capital, Ltd.*                                  1,200              27,480
Medical Properties Trust, Inc.                         5,740              57,687
Mid-America Apt Communities                            2,500             113,550
National Financial Partners                            1,090              42,663
New Century Financial Corp.                              511              26,291
NewAlliance Bankshares, Inc.                           7,240             101,722
Pennsylvania REIT                                      2,240             106,400
Placer Sierra Banschares                               1,600              43,632
Prentiss Properties Trust                                747              27,221
PrivateBancorp, Inc.                                   2,404              85,054
Provident Financial Services                           6,660             117,016

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
FINANCIAL (Cont'd.)
Santander Bancorp                                      2,563              64,229
Sterling Financial Corp.*                              3,375             126,225
Stewart Information Services                           2,210              92,820
Sws Group, Inc.                                        3,050              52,399
Taberna Realty Fin. Trust*                             8,000              80,000
Texas Capital Bancshares*                              4,000              78,960
Texas Regional Bancshares                              3,240              98,755
TrustCo Bank Corp. (N.Y.)                              1,330              17,370
Vintage Wine Trust Inc.                                8,660              86,600
                                                                      ----------
                                                                       3,718,148
                                                                      ----------
HEALTHCARE (6.7%)
Adolor Corporation*                                    2,133              19,730
Advanced Medical Optics, Inc.*                         3,138             124,736
Amsurg Corp*                                           1,199              33,200
Amylin Pharmaceuticals, Inc.*                          1,771              37,067
Apria Healthcare Group, Inc.*                          1,036              35,887
Auxilium Pharmaceuticals, Inc.                         3,120              14,882
Bioenvision, Inc.*                                     4,380              31,886
CV Therapeutics, Inc.*                                 2,372              53,180
Caliper Life Sciences, Inc.*                           9,080              50,848
Centene Corporation*                                   3,912             131,365
Digene Corp.*                                          1,610              44,565
Genesis HealthCare Corp*                               1,150              53,222
Immunicon Corp.*                                       6,044              30,643
Inspire Pharmaceuticals, Inc.*                         2,760              23,239
Kensey Nash Corp.*                                     1,370              41,429
Par Pharmaceutical Co., Inc.*                            804              25,575
Rigel Pharmaceuticals, Inc.*                           1,477              29,422
Steris Corp.                                           1,170              30,151
Theravance, Inc.                                       1,479              25,143
Telik, Inc.*                                           1,276              20,748
United Surgical Partners, Inc.                         1,003              52,236
Universal American Financial*                            800              18,096
Valeant Pharmaceuticals                                1,406              24,788
Ventana Medical Systems, Inc.*                         2,882             115,943
Wright Medical Group, Inc.*                            2,944              78,605
                                                                      ----------
                                                                       1,146,586
                                                                      ----------
INDUSTRIAL (19.0%)
Acquity Brands, Inc.                                   1,200              30,828
Actuant Corp. Cl A*                                    1,117              53,549
Apogee Enterprises, Inc.                               8,610             132,336
Audiovox Corp. Cl A*                                  11,870             183,985
Aviall, Inc.*                                          1,050              33,170
Benchmark Electronics*                                 4,006             121,863
Cal Dive International, Inc.*                          1,651              86,463
Champion Enterprises, Inc.*                           14,100             140,154
Ciber, Inc.*                                           7,796              62,212
Curtis Wright Corp Cl-B                                1,210              65,280
Cymer, Inc.*                                           1,050              27,668
Diagnostic Products Corp.                                800              37,864
Digital River, Inc.*                                   1,587              50,387
ElkCorp                                                1,900              54,245
Engineered Support Systems                             2,439              87,389
Gardner Denver Machinery*                              2,610              91,559
General Cable Corp.*                                   6,320              93,726
Genesis Microchip Corp.*                               2,480              45,781

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
INDUSTRIAL  (Cont'd.)
Gevity HR, Inc.                                        2,271              45,488
Granite Construction                                     550              15,455
HEICO Corp.                                            1,250              29,263
Hydril Company*                                        1,364              74,133
Kennametal, Inc.                                       2,820             129,297
Kerzner International, Ltd.*                           1,235              70,333
Kirby Corp.*                                           1,723              77,707
Lincoln Electric Holdings                              1,400              46,410
Landstar System, Inc.*                                 2,326              70,199
Laureate Education, Inc.*                              2,218             106,153
MKS Instruments, Inc.*                                 1,750              29,558
Mine Safety Appliances Co.                             1,962              90,644
Molecular Devices Corp.*                               1,785              38,663
Mykrolis Corp*                                         5,737              81,523
Noven Pharmaceuticals*                                 1,852              32,373
Penn National Gaming, Inc.*                            2,508              91,542
RailAmerica, Inc.*                                    15,470             184,093
Regal-Beloit Corp.                                     1,200              34,992
Siligan Holdings, Inc.                                 2,880             161,971
TTM Technologies*                                      5,531              42,091
Trinity Industries                                     2,680              85,840
Triumph Group, Inc.*                                   1,740              60,482
USEC, Inc.                                             1,590              23,278
UTI Worldwide, Inc.*                                   1,750             121,835
Universal Forest Products                              2,830             117,304
Woodhead Industries, Inc.                                100               1,261
                                                                      ----------
                                                                       3,260,347
                                                                      ----------
TECHNOLOGY (12.9%)
American Reprographics, Inc.                           1,700              27,352
ASE Test Limited*                                      8,399              54,089
Angiotech Pharmaceuticals*                             1,799              24,897
Anixter International, Inc.*                           2,460              91,437
Ask Jeeves, Inc.*                                      1,273              38,431
Avid Technology, Inc.*                                   800              42,623
CMG Information Services, Inc.                        15,781              29,825
Cognex Corp.                                             986              25,822
Credence Systems Corp.*                                3,424              30,986
Cypress Semiconductor Corp.*                           5,157              64,926
DRS Technologies, Inc.                                 2,730             139,994
DSP Group, Inc.*                                       1,428              34,086
Dot Hill Systems*                                      5,530              28,977
Electronics For Imaging, Inc.*                         1,714              36,063
Exelixis, Inc.*                                        2,760              20,507
F5 Networks, Inc.*                                       636              30,041
Gartner, Inc.*                                         2,597              27,580
Infospace Co., Inc.*                                     654              21,536
Integrated Device Tech., Inc.*                         6,517              70,058
Integrated Silicon Solution*                           5,397              39,992
Interdigital Comm. Corp.*                              1,510              26,425
Kronos, Inc.*                                            686              27,708
Lecroy Corp.*                                          3,549              48,799
Lionbridge Technologies, Inc.*                         7,294              49,453
Macrovision Corp.*                                     1,329              29,956
Medics Pharmaceutical Corp.                            1,320              41,884
Mentor Graphics Corp.*                                 2,754              28,229
Micrel, Inc.*                                          7,623              87,817
Micros Systems, Inc.*                                    874              39,112

      MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                      Shares            Value($)
COMMON STOCKS:                                        ------            --------
TECHNOLOGY (Cont'd.)
On Semiconductor*                                     11,781              54,193
PalmSource, Inc.*                                      3,012              25,602
Parametric Technology Corp.*                          15,988             102,003
Perot Systems Corp. Cl A*                              2,040              29,009
Powerwave Technologies, Inc.*                          4,540              46,399
RF Micro Devices*                                      5,718              31,049
RSA Security, Inc.*                                    1,434              16,462
RealNetworks, Inc.*                                    3,432              17,057
Skyworks Solutions, Inc.*                             20,843             153,613
Synaptics, Inc.*                                       1,658              35,415
Titan Corp.*                                           1,072              24,377
Trimble Navigation, Ltd.*                              1,173              45,712
Varian Semiconductor Equip.*                             750              27,750
Viasat, Inc.*                                          3,479              70,728
Wabtech                                                2,300              49,404
Websense, Inc.*                                          809              38,872
Westell Technologies, Inc. Cl A                        4,000              23,920
Wireless Facilities, Inc.*                             3,485              22,060
Xenogen Corporation*                                   5,200              19,500
aQuantive, Inc.*                                       6,890             122,091
                                                                      ----------
                                                                       2,213,821
                                                                      ----------
TELECOMMUNICATIONS (1.3%)
CT Communications, Inc.                                2,360              30,798
SpectraLink Corporation                                5,593              58,838
Tekelec*                                               5,000              84,000
Valor Communications Group                             3,440              47,472
                                                                      ----------
                                                                         221,108
                                                                      ----------
UTILITIES (3.0%)
Avista Corp                                            2,310              42,943
PNM Resources, Inc.                                    5,575             160,616
Sierra Pacific Resources*                              5,290              65,861
Southwestern Energy Co.*                               2,592             121,772
Westar Energy, Inc.                                    4,830             116,065
                                                                      ----------
                                                                         507,257
                                                                      ----------
TOTAL COMMON STOCKS
  (Cost: $14,253,087)  93.4%                                          16,015,695
                                                                      ----------
----------
* Non-income producing security.


                                                                                          Shares         Value($)
                                                                                          ------         --------
PREFERRED STOCK:
ENERGY (0.5%)
Whittier Energy                                                                         1,460,000           87,600
                                                                                                       -----------
TOTAL PREFERRED STOCK (Cost:  $87,600) 0.5%                                                                 87,600
                                                                                                       -----------


                                                                                         Face
                                                              Rate(%)     Maturity      Amount($)         Value($)
LONG-TERM DEBT SECURITIES:                                    -------     --------      ---------         --------
FINANCIAL (0.5%)
GSC Capital Corp.                                              7.25       07/15/10         90,000           90,000
                                                                                                       -----------
TOTAL LONG-TERM DEBT SECURITIES (Cost: $90,000)  0.5%                                                       90,000
                                                                                                       -----------

                                                                                         Face
                                                              Rate(%)     Maturity     Amount($)          Value($)
SHORT-TERM DEBT SECURITIES:                                   -------     --------     ---------          --------
U.S. GOVERNMENT AGENCIES  (5.6%)
Federal Home Loan Bank                                         2.50       07/01/05        953,000          953,000
                                                                                                       -----------

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $953,000)  5.6%                                                    953,000
                                                                                                       -----------
TOTAL INVESTMENTS (Cost: $15,383,687)  100.0%                                                          $17,146,295
                                                                                                       ===========

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 2005 (Unaudited)


                                                                                                    Face
                                                Rating          Rate(%)          Maturity         Amount($)         Value($)
                                                ------          -------          --------         ---------         --------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (4.9%)
U.S. Treasury Note                                AAA             4.63           05/15/06           500,000           504,688
U.S. Treasury Note                                AAA             3.00           11/15/07           700,000           689,828
U.S. Treasury Strip                               AAA             0.00           02/15/17         2,500,000         1,542,203
                                                                                                                  -----------
                                                                                                                    2,736,719
                                                                                                                  -----------
U.S. GOVERNMENT AGENCIES (63.8%)
MORTGAGE-BACKED OBLIGATIONS (42.0%)
FHLMC                                             AAA             8.00           07/15/06             7,694             7,686
FHLMC                                             AAA             5.00           06/15/17           500,000           513,666
FHLMC                                             AAA             4.00           10/15/26           750,000           740,136
FNMA                                              AAA             8.00           03/01/31            19,200            20,650
FNMA                                              AAA             7.50           06/01/31            17,768            18,986
FNMA                                              AAA             7.00           09/01/31            23,916            25,226
FNMA                                              AAA             7.00           11/01/31            69,021            72,802
FNMA                                              AAA             7.50           02/01/32            58,782            62,810
FNMA                                              AAA             7.00           04/01/32            97,097           102,423
FNMA                                              AAA             6.00           04/01/32            98,778           101,335
FNMA                                              AAA             6.00           04/01/32            61,579            63,172
FNMA                                              AAA             7.50           04/01/32            25,127            26,849
FNMA                                              AAA             8.00           04/01/32            19,680            21,166
FNMA                                              AAA             8.00           04/01/32             9,043             9,725
FNMA                                              AAA             6.50           05/01/32            97,387           100,956
FNMA                                              AAA             6.50           05/01/32            89,749            93,037
FNMA                                              AAA             6.00           05/01/32            80,941            83,035
FNMA                                              AAA             7.50           06/01/32            23,200            24,790
FNMA                                              AAA             7.00           06/01/32            18,851            19,885
FNMA                                              AAA             6.50           07/01/32           169,427           175,635
FNMA                                              AAA             6.00           05/01/33           507,751           520,752
FNMA                                              AAA             5.00           06/01/33           598,955           599,795
FNMA                                              AAA             5.50           07/01/33           413,153           419,184
FNMA                                              AAA             5.50           09/01/33           239,589           243,086
FNMA                                              AAA             5.50           10/01/33           542,771           550,693
FNMA                                              AAA             5.00           11/01/33           735,391           736,423
FNMA                                              AAA             5.50           03/01/34           219,914           223,124
FNMA                                              AAA             5.00           03/01/34           216,767           217,071
FNMA                                              AAA             5.50           03/01/34           135,099           137,071
FNMA                                              AAA             5.00           04/01/34           176,265           176,455
FNMA                                              AAA             5.00           04/01/34           269,166           269,456
FNMA                                              AAA             4.50           05/01/34           201,320           196,998
FNMA                                              AAA             6.00           03/01/32           109,152           112,046
FNMA                                              AAA             6.50           04/01/32            88,187            91,419
FNMA                                              AAA             4.50           06/01/34           349,029           341,535
FNMA                                              AAA             5.50           07/01/34           370,869           376,160
FNMA                                              AAA             6.50           07/01/34           336,298           348,155
FNMA                                              AAA             5.50           09/01/34         1,308,845         1,327,515
FNMA                                              AAA             6.00           09/01/34           644,032           660,502
FNMA                                              AAA             6.50           09/01/34           245,296           253,944
FNMA                                              AAA             5.50           09/01/34         1,206,928         1,224,145
FNMA                                              AAA             5.50           09/01/34           319,984           324,548
FNMA                                              AAA             6.00           10/01/34           684,726           702,236
FNMA                                              AAA             5.50           10/01/34           212,345           215,374
FNMA                                              AAA             6.00           11/01/34           444,887           456,264
FNMA                                              AAA             5.50           02/01/35           290,018           294,161
FNMA                                              AAA             5.50           02/01/35           295,855           300,075
FNMA                                              AAA             5.00           04/01/35           437,855           438,349
FNMA                                              AAA             5.50           04/01/35           420,059           426,059

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)


                                                                                                    Face
                                                Rating          Rate(%)          Maturity         Amount($)         Value($)
                                                ------          -------          --------         ---------         --------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (Cont'd.)
MORTGAGE-BACKED OBLIGATIONS (Cont'd.)
FNMA                                              AAA             5.00           06/01/35           299,816           300,154
FNMA                                              AAA             7.00           10/25/07            34,717            34,743
FNMA                                              AAA             4.20           12/26/13         2,000,000         2,001,526
FNMA                                              AAA             5.00           10/25/15           375,000           380,009
FNMA                                              AAA             6.50           09/01/16            25,159            26,201
FNMA                                              AAA             6.50           03/01/17            43,420            45,221
FNMA                                              AAA             5.50           04/01/17            28,051            28,815
FNMA                                              AAA             5.50           05/01/17            34,004            34,930
FNMA                                              AAA             6.50           05/01/17            21,412            22,300
FNMA                                              AAA             5.50           05/01/17            30,142            30,963
FNMA                                              AAA             6.50           06/01/17           121,764           126,815
FNMA                                              AAA             5.50           06/01/17            56,148            57,677
FNMA                                              AAA             5.00           04/01/18           513,741           519,899
FNMA                                              AAA             4.50           05/01/18           291,683           290,566
FNMA                                              AAA             5.00           09/01/18           229,659           232,412
FNMA                                              AAA             4.50           12/01/18           236,086           235,182
FNMA                                              AAA             4.50           02/01/19           128,464           127,980
FNMA                                              AAA             4.00           05/01/19           404,591           396,499
FNMA                                              AAA             4.50           05/01/19           359,418           358,063
FNMA                                              AAA             4.50           06/01/19           725,606           722,871
FNMA                                              AAA             4.50           06/01/19           384,506           383,056
FNMA                                              AAA             5.50           09/01/19           177,075           181,891
GNMA (2)                                          AAA             6.50           04/15/31             9,543             9,978
GNMA (2)                                          AAA             7.00           05/15/31            32,224            34,133
GNMA (2)                                          AAA             7.00           09/15/31            14,164            15,002
GNMA (2)                                          AAA             7.00           09/15/31             2,339             2,477
GNMA (2)                                          AAA             6.50           10/15/31            47,951            50,138
GNMA (2)                                          AAA             6.50           12/15/31            14,292            14,944
GNMA (2)                                          AAA             6.50           05/15/32            15,674            16,388
GNMA (2)                                          AAA             7.00           05/15/32            12,792            13,549
GNMA (2)                                          AAA             6.27           10/16/27         2,000,000         2,200,682
                                                                                                                  -----------
                                                                                                                   23,361,629
                                                                                                                  -----------
NON-MORTGAGE-BACKED OBLIGATION (21.8%)
FFCB                                              AAA             2.88           06/29/06           500,000           495,652
FHLB                                              AAA             2.88           09/15/06         1,550,000         1,533,266
FHLMC                                             AAA             5.20           03/05/19         3,000,000         3,045,745
FNMA                                              AAA             4.25           07/15/07         1,000,000         1,008,868
FNMA                                              AAA             3.25           01/15/08         3,000,000         2,958,714
FNMA                                              AAA             3.25           02/15/09         1,500,000         1,465,572
FNMA                                              AAA             4.13           04/15/14         1,650,000         1,636,912
                                                                                                                  -----------
                                                                                                                   12,144,729
                                                                                                                  -----------
BASIC MATERIALS (2.2%)
International Paper Co.                           BBB             4.25           01/15/09           250,000           246,766
Monsanto Co.                                      A-              4.00           05/15/08           250,000           248,839
PolyOne Corp.                                     B+              7.50           12/15/15           250,000           230,000
Praxair, Inc.                                     A-              6.90           11/01/06           500,000           518,007
                                                                                                                  -----------
                                                                                                                    1,243,612
                                                                                                                  -----------
CONSUMER, CYCLICAL (5.4%)
Belo Corporation                                  BBB-            8.00           11/01/08           250,000           271,661
Caterpillar Fin. Svc.                             A               2.63           01/30/07           250,000           244,664
Coors Brewing Co.                                 BBB             6.38           05/15/12           250,000           271,185
Cox Communications, Inc. Cl A                     BBB-            3.88           10/01/08           250,000           244,735
Daimlerchrysler                                   BBB             4.05           06/04/08           100,000            98,468
Dow Jones & Co., Inc.                             A-              3.88           02/15/08           100,000            99,568
Fruit of the Loom, Inc. (1)                       NR              7.00           03/15/11           133,583            12,505
Fruit of the Loom, Inc. (1)                       NR              7.38           11/15/23            73,277                 7
Kellwood, Co.                                     BBB-            7.88           07/15/09           250,000           272,065
May Department Stores Co.                         BBB             4.80           07/15/09           250,000           252,719
Newell Rubbermaid                                 BBB+            4.63           12/15/09           500,000           501,081

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)


                                                                                                    Face
                                                Rating          Rate(%)          Maturity         Amount($)         Value($)
                                                ------          -------          --------         ---------         --------
LONG-TERM DEBT SECURITIES:
CONSUMER, CYCLICAL (Cont'd.)
Quebecor World Cap Corp.                          BBB-            4.88           11/15/08           250,000           240,646
Stanley Works                                     A               3.50           11/01/07           250,000           246,577
Target Corp.                                      A+              5.38           06/15/09           250,000           261,303
                                                                                                                  -----------
                                                                                                                    3,017,184
                                                                                                                  -----------
CONSUMER, NON-CYCLICAL (2.3%)
Coca-Cola Enterprises, Inc.                       A               2.50           09/15/06           250,000           244,906
General Mills, Inc.                               BBB+            2.63           10/24/06           250,000           244,944
Kellogg Co.                                       BBB+            2.88           06/01/08           250,000           240,846
Safeway, Inc.                                     BBB-            2.50           11/01/05           250,000           248,729
Wal-Mart Stores, Inc.                             AA              6.88           08/10/09           250,000           275,510
                                                                                                                  -----------
                                                                                                                    1,254,935
                                                                                                                  -----------
ENERGY (0.9%)
Anadarko Petroleum Corp.                          BBB+            3.25           05/01/08           250,000           243,357
Ocean Energy, Inc.                                BBB             4.38           10/01/07           250,000           250,091
                                                                                                                  -----------
                                                                                                                      493,448
                                                                                                                  -----------
FINANCIAL (15.8%)
American Honda Finance                            A+              3.85           11/06/08           250,000           247,712
American Express Credit Corp.                     A+              3.00           05/16/08           250,000           242,451
Berkshire Hathaway Financial                      AAA             4.20           12/15/10           250,000           248,224
Brandywine Realty Trust                           BBB-            4.50           11/01/09           250,000           246,002
CIT Group Hldgs., Inc.                            A               2.88           09/29/06           250,000           246,485
CenterPoint PPTS                                  BBB             5.25           07/15/11           250,000           256,081
Colonial Realty LP                                BBB-            4.80           04/01/11           200,000           197,568
Deere Capital Corp.                               A-              3.90           01/15/08           500,000           496,869
Developers Diversified Realty                     BBB             5.00           05/03/10           200,000           201,524
First Horizon Mtge. Trust                         AAA             5.00           06/25/33           795,677           795,457
First Tennessee Natl. Corp.                       BBB+            4.50           05/15/13           500,000           490,893
FleetBoston Financial Group                       AA-             3.85           02/15/08           250,000           247,733
Ford Motor Credit Co.                             BB+             7.38           10/28/09           250,000           244,297
GE Capital Corp.                                  AAA             5.45           01/15/13           500,000           530,388
General Motors Acceptance Corp.                   BB              0.00           12/01/12           500,000           269,146
Goldman Sachs Group, Inc.                         A+              3.88           01/15/09           250,000           246,651
Lehman Brothers Holdings, Inc.                    A               4.00           01/22/08           250,000           249,106
Markel Corporation                                BBB-            6.80           02/15/13           150,000           164,971
Markel Corporation                                BBB-            7.00           05/15/08           100,000           106,302
National City Bank                                A+              3.38           10/15/07           250,000           247,342
Nationwide Health Properties                      BBB-            7.90           11/20/06           500,000           517,799
Natl. Rural Utils. Coop. Fin. Corp.               A+              3.88           02/15/08           250,000           248,626
Northern Trust Co.                                AA-             2.88           12/15/06           250,000           246,835
Roslyn Bancorp, Inc.                              BBB-            7.50           12/01/08           250,000           273,353
SLM Corp.                                         A               4.00           01/15/09           250,000           248,001
Shurgard Storage Centers, Inc.                    BBB             7.75           02/22/11           250,000           284,126
Textron Finance Corp.                             A-              2.69           10/03/06           250,000           245,834
US Bank NA                                        AA-             2.85           11/15/06           250,000           245,876
Union Planters Bank                               A+              5.13           06/15/07           250,000           254,666
Wells Fargo & Company                             AA-             3.50           04/04/08           250,000           245,892
                                                                                                                  -----------
                                                                                                                    8,786,210
                                                                                                                  -----------
HEALTHCARE (1.4%)
Baxter International, Inc.                        A-              5.25           05/01/07           250,000           254,639
UnitedHealth Group Inc.                           A               3.38           08/15/07           250,000           246,380
Wyeth                                             A               5.50           03/15/13           250,000           263,113
                                                                                                                  -----------
                                                                                                                      764,132
                                                                                                                  -----------
INDUSTRIAL (2.2%)
Comcast Cable Communications                      BBB+            6.20           11/15/08           250,000           264,386
Deluxe Corp.                                      BBB+            3.50           10/01/07           250,000           244,337
Seariver Maritime                                 AAA             0.00           09/01/12         1,000,000           733,924
                                                                                                                  -----------
                                                                                                                    1,242,647
                                                                                                                  -----------
TELECOMMUNICATIONS (0.4%)
Verizon Global                                    A+              4.00           01/15/08           250,000           249,179
                                                                                                                  -----------

UTILITIES (0.4%)
Pepco Holdings, Inc.                              BBB             4.00           05/15/10           200,000           195,142
                                                                                                                  -----------
TOTAL LONG-TERM DEBT SECURITIES (Cost: $55,718,346)  99.7%                                                         55,489,566
                                                                                                                  -----------

             MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)


                                                                                                 Face
                                                                Rate(%)         Maturity       Amount($)          Value($)
                                                                -------         --------       ---------          --------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (0.3%)
Federal Home Loan Bank                                           2.50           07/01/05        169,000           169,000
                                                                                                              -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $169,000)  0.3%                                                           169,000
                                                                                                              -----------
TOTAL INVESTMENTS (Cost: $55,887,346)  100.0%                                                                 $55,658,566
                                                                                                              ===========

----------
 Abbreviations:    FFCB = Federal Farm Credit Bank
                   FHLB = Federal Home Loan Bank
                   FHLMC = Federal Home Loan Mortgage Corporation
                   FNMA = Federal National Mortgage Association
                   GNMA = Government National Mortgage Association
                   NR = Issue not rated by S&P/Moody's

(1) Issuer has filed for Chapter XI bankruptcy law protection; issue is non-income producing.

(2)   U. S. Government guaranteed security.

      The total value of investments not rated and/or below-investment grade as a percentage of the Fund's total investments as of June 30, 2005 is 0.9%.

*     Ratings as per Standard & Poor's Corporation.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                           JUNE 30, 2005 (Unaudited)

                                                                                                     Face
                                                Rating*           Rate(%)        Maturity          Amount($)         Value($)
                                                -------           -------        --------          ---------         --------
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT AGENCIES (52.3%)
FHLB                                              AAA              3.04          07/20/05         10,000,000         9,983,924
FHLB                                              AAA              3.01          07/06/05          1,900,000         1,899,195
FHLB                                              AAA              3.14          07/01/05          1,175,000         1,175,000
FHLB                                              AAA              3.26          08/17/05          1,005,000         1,000,722
FHLB                                              AAA              3.26          08/19/05            364,000           362,384
FNMA                                              AAA              3.00          07/06/05          3,281,000         3,279,630
FNMA                                              AAA              3.09          07/20/05          2,361,000         2,357,135
FNMA                                              AAA              3.00          07/01/05          1,500,000         1,500,000
FNMA                                              AAA              3.10          07/27/05          1,100,000         1,097,529
FNMA                                              AAA              3.05          07/13/05          1,046,000         1,044,933
FNMA                                              AAA              3.05          07/18/05            800,000           798,844
FNMA                                              AAA              3.26          08/17/05            678,000           675,114
FNMA                                              AAA              3.03          07/22/05            200,000           199,645
FNMA                                              AAA              3.12          08/08/05            200,000           199,339
FHLMC                                             AAA              3.00          07/05/05          1,400,000         1,399,531
FHLMC                                             AAA              3.26          08/15/05          1,370,000         1,364,416
FHLMC                                             AAA              3.03          07/05/05          1,000,000           999,662
FHLMC                                             AAA              3.11          07/05/05            800,000           799,724
FHLMC                                             AAA              3.00          07/01/05            500,000           500,000
FHLMC                                             AAA              3.08          07/26/05            400,000           399,141
FHLMC                                             AAA              3.09          07/26/05            398,000           397,143
FHLMC                                             AAA              3.12          07/01/05            251,000           251,000
FHLMC                                             AAA              3.02          07/01/05            225,000           225,000
FHLMC                                             AAA              3.26          08/16/05            193,000           192,196
                                                                                                                   -----------
                                                                                                                    32,101,207
                                                                                                                   -----------

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           JUNE 30, 2005 (Unaudited)

                                                                                                     Face
                                                Rating*           Rate(%)        Maturity          Amount($)         Value($)
                                                -------           -------        --------          ---------         --------
COMMERCIAL PAPER (47.7%)
7-Eleven Inc.                                     A1+/P1           3.20          07/01/05            796,000           796,000
American Express Credit Corp.                     A1/P1            3.08          07/08/05          1,800,000         1,798,917
Becton Dickinson & Co.                            A1/P1            3.07          07/14/05          1,800,000         1,798,000
Caterpillar,  Inc.                                A1/P1            3.16          07/08/05          1,002,000         1,001,384
Caterpillar,  Inc.                                A1/P1            3.20          07/08/05            800,000           799,502
Coca Cola Enterprises                             A1/P1            3.00          07/05/05            750,000           749,749
Coca Cola Enterprises                             A1/P1            3.25          08/02/05            500,000           498,555
Colgate-Palmolive Co.                             A1+/P1           3.25          08/01/05          1,000,000           997,201
Emerson Electric                                  A1/P1            3.18          07/19/05            614,000           613,023
Emerson Electric Co.                              A1/P1            3.20          07/18/05            600,000           599,093
Emerson Electric Co.                              A1/P1            3.24          07/25/05            500,000           498,920
Gannett Co., Inc.                                 A1/P1            3.18          07/06/05          1,188,000         1,187,475
General Electric Capital Corp.                    A1+/P1           3.22          07/15/05          1,000,000           998,747
General Electric Capital Corp.                    A1+/P1           3.25          08/10/05            800,000           797,110
Gillette Company                                  A1+/P1           3.34          07/01/05          1,800,000         1,800,000
Kimberly-Clark Worldwide                          A1+/P1           3.10          07/08/05            369,000           368,777
Medtronic, Inc.                                   A1+/P1           3.20          07/14/05          1,800,000         1,797,919
National Rural Utilities                          A1/P1            3.10          07/15/05          1,000,000           998,792
National Rural Utilities                          A1/P1            3.12          07/13/05            550,000           549,427
National Rural Utilities                          A1/P1            3.28          08/03/05            250,000           249,248
Nestle Capital Corp.                              A1+/P1           3.04          07/11/05          1,800,000         1,798,474
Novartis Finance Corp.                            A1+/P1           3.25          07/07/05            396,000           395,785
Pitney Bowes, Inc.                                A1/P1            3.20          07/05/05          1,800,000         1,799,360
PepsiCo Inc.                                      A1/P1            3.26          07/07/05          1,731,000         1,730,059
Sherwin-Williams                                  A1/P1            3.25          07/20/05          1,050,000         1,048,198
Sherwin-Williams                                  A1/P1            3.16          07/12/05            500,000           499,517
Sherwin-Williams                                  A1/P1            3.20          07/18/05            250,000           249,622
Wal-Mart Stores                                   A1+/P1           3.02          07/05/05          1,000,000           999,664
XTRA, Inc.                                        A1+/P1           3.13          07/05/05          1,000,000           999,652
XTRA, Inc.                                        A1+/P1           3.22          07/13/05            850,000           849,087
                                                                                                                   -----------
                                                                                                                    29,267,257
                                                                                                                   -----------
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $61,368,464)  100%                                                         $61,368,464
                                                                                                                   ===========

----------
Abbreviations:   FHLB = Federal Home Loan Bank
                 FHLMC = Federal Home Loan Mortgage Corporation
                 FNMA = Federal National Mortgage Association

* Ratings as per Standard & Poor's Corporation.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
         FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

      (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         Attached hereto:

      (a)   (1) Not applicable to semi-annual report.

            (2) Exhibit 99.1 Certifications by the registrant's principal executive officer and principal financial officer, pursuant to
                  Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

            (3)   Not applicable.

      (b) Exhibit 99.2 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Mutual of America Institutional Funds, Inc.

By:   /s/ JOHN R. GREED
      -------------------------------------------------
      John R. Greed
      Chairman of the Board,
      President and Chief Executive Officer of
      Mutual of America Institutional Funds, Inc.

Date: August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ JOHN R. GREED
      -------------------------------------------------
      John R. Greed
      Chairman of the Board,
      President and Chief Executive Officer of
      Mutual of America Institutional Funds, Inc.

Date: August 26, 2005

By:   /s/ MANFRED ALTSTADT
      -------------------------------------------------
      Manfred Altstadt
      Senior Executive Vice President,
      Chief Financial Officer and Treasurer of
      Mutual of America Institutional Funds, Inc.

Date: August 26, 2005